UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07618

AB MUNICIPAL INCOME FUND II

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: May 31, 2020

Date of reporting period: May 31, 2020

ITEM 1. REPORTS TO STOCKHOLDERS.

MAY    05.31.20

ANNUAL REPORT

AB MUNICIPAL INCOME FUND II

+	AB ARIZONA PORTFOLIO
+	AB MASSACHUSETTS PORTFOLIO
+	AB MINNESOTA PORTFOLIO
+	AB NEW JERSEY PORTFOLIO
+	AB OHIO PORTFOLIO
+	AB PENNSYLVANIA PORTFOLIO
+	AB VIRGINIA PORTFOLIO

Beginning January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, each Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at (800) 221 5672.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with a Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-PORT may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Municipal Income Fund II: AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio (each a “Portfolio,” and collectively, the “Portfolios”). Please review the discussion of Portfolio performance, the market conditions during the reporting period and the Portfolios’ investment strategies.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB MUNICIPAL INCOME FUND II | 1

ANNUAL REPORT

July 10, 2020

This report provides management’s discussion of fund performance for AB Municipal Income Fund II: AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio for the annual reporting period ended May 31, 2020.

The investment objective of the Portfolios is to earn the highest level of current income, exempt from both federal income tax and state taxation of the respective state, that is available without assuming what the Adviser considers to be undue risk.

NAV RETURNS AS OF MAY 31, 2020 (unaudited)

	6 Months	12 Months

AB ARIZONA PORTFOLIO

Class A Shares	-1.38%	0.77%

Class C Shares	-1.75%	0.02%

Bloomberg Barclays Municipal Bond Index	1.55%	3.98%

	6 Months	12 Months

AB MASSACHUSETTS PORTFOLIO

Class A Shares	-0.39%	1.67%

Class C Shares	-0.77%	0.91%

Advisor Class Shares[1]	-0.27%	2.01%

Bloomberg Barclays Municipal Bond Index	1.55%	3.98%

	6 Months	12 Months

AB MINNESOTA PORTFOLIO

Class A Shares	0.44%	2.51%

Class C Shares	0.06%	1.64%

Bloomberg Barclays Municipal Bond Index	1.55%	3.98%

1

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

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NAV RETURNS AS OF MAY 31, 2020 (unaudited)

	6 Months	12 Months

AB NEW JERSEY PORTFOLIO

Class A Shares	-1.73%	0.50%

Class C Shares	-2.10%	-0.25%

Bloomberg Barclays Municipal Bond Index	1.55%	3.98%

	6 Months	12 Months

AB OHIO PORTFOLIO

Class A Shares	-0.71%	1.45%

Class C Shares	-0.98%	0.70%

Bloomberg Barclays Municipal Bond Index	1.55%	3.98%

	6 Months	12 Months

AB PENNSYLVANIA PORTFOLIO

Class A Shares	-0.27%	1.95%

Class C Shares	-0.64%	1.09%

Bloomberg Barclays Municipal Bond Index	1.55%	3.98%

	6 Months	12 Months

AB VIRGINIA PORTFOLIO

Class A Shares	-0.45%	1.71%

Class C Shares	-0.73%	1.04%

Advisor Class Shares[1]	-0.32%	1.96%

Bloomberg Barclays Municipal Bond Index	1.55%	3.98%

1

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

INVESTMENT RESULTS

The preceding tables show performance for each Portfolio compared to its benchmark, the Bloomberg Barclays Municipal Bond Index, for the six- and 12-month periods ended May 31, 2020.

All share classes of all Portfolios underperformed the benchmark for both periods, before sales charges. An overweight to mid-grade credit was the largest broad detractor, relative to the benchmark, for the Portfolios.

Arizona Portfolio: During both periods, security selection within the miscellaneous revenue sector detracted, relative to the benchmark. Overall yield-curve positioning detracted, but an underweight to the longest duration bonds over 10 years contributed. Exposure to pre-refunded bonds also contributed.

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Massachusetts Portfolio: During both periods, security selection within the private higher education sector detracted, relative to the benchmark. Yield-curve positioning detracted as the Portfolio was underweight to the intermediate part of the curve. Security selection in the special tax, airports and tax-supported state lease sectors contributed.

Minnesota Portfolio: During both periods, yield-curve positioning contributed, relative to the benchmark, as the Portfolio was slightly overweight overall duration. Security selection within the private higher education and health care sectors detracted, while selection in the special tax and local global obligation (“GO”) sectors contributed.

New Jersey Portfolio: During both periods, yield-curve positioning detracted, relative to the benchmark. An underweight to longer duration bonds in the over 10-year range contributed. Security selection within the miscellaneous revenue sector detracted. For the 12-month period, security selection in industrial development airlines contributed. During the six-month period, security selection in tax-supported local leases contributed.

Ohio Portfolio: During both periods, security selection within the private higher education sector detracted, relative to the benchmark, while selection in miscellaneous revenue and water and sewer contributed. Yield-curve positioning detracted. For the 12-month period, security selection in multi-family housing contributed. During the six-month period, security selection within toll roads/transit contributed.

Pennsylvania Portfolio: During both periods, yield-curve positioning detracted, relative to the benchmark, as the Portfolio was underweight to the intermediate part of the curve. An overweight to senior living detracted. Security selection within the tax-supported state lease and local GO sectors contributed.

Virginia Portfolio: During both periods, yield-curve positioning detracted, relative to the benchmark, as the Portfolio was underweight to the intermediate part of the curve. An overweight to senior living detracted. Security selection within the tax-supported state lease and health care sectors contributed.

All Portfolios used derivatives in the form of interest rate swaps and inflation Consumer Price Index (“CPI”) swaps for hedging purposes; interest rate swaps contributed to absolute returns for both periods; CPI swaps had no material impact for the six-month period and contributed for the 12-month period.

MARKET REVIEW AND INVESTMENT STRATEGY

Themes of strong demand, light supply and supportive credit fundamentals were prominent until the last couple months of the 12-month

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period ended May 31, 2020. In March, these themes sharply reversed and volatility spiked dramatically. The COVID-19 pandemic quickly led to the increase in market volatility and to a sharp economic contraction. In this environment, investors fled to cash from nearly every other type of investment, and stocks and bonds fell dramatically. The municipal bond market was not spared; after 60 consecutive weeks of inflows, municipal bond funds had record outflows of $42.5 billion during the month of March. Municipals had shown strong absolute and relative performance prior to March, with yields declining 0.8% to over 1%, depending on the maturity since April of 2019. In March, open-end funds had to sell vast quantities of bonds to meet shareholder redemptions, and this selling contributed to yields rising over 2% in less than two weeks. The municipal market did recover toward the end of March and into April, as investor demand returned following the actions taken by the US Federal Reserve to address market liquidity and the passing of the Coronavirus Aid, Relief, and Economic Security Act, which included direct aid to municipalities. As a result, after the large moves during both periods, yields for high-grade municipal bonds ended lower for the 12-month period by 0.3% to 0.7%, with yields for shorter-maturity bonds declining more; for the six-month period, longer-maturity municipal yields were higher by about 0.15% and shorter-maturity bonds declined by about 0.3%. Over both the six- and 12-month periods, the additional yield provided by more credit-sensitive bonds increased.

During May, the municipal market showed signs of strength, as investor demand for tax-free debt surged and performance was positive after experiencing two months of sharp price declines. Year to date, high-grade municipals have mostly rebounded and were trading at yields comparable to pre-pandemic levels. Certain areas of the market such as mid-grade municipals rated A and BBB were still dislocated and may offer value to investors going forward. Given the fundamental strength of municipalities, supportive policy measures and the relative cheapness of these bonds, the Portfolios’ Senior Investment Management Team maintained the Portfolios’ overweight to mid-grade municipals during the period.

The Portfolios may purchase municipal securities that are insured under policies issued by certain insurance companies. In the past, insured municipal securities typically received a higher credit rating, which meant that the issuer of the securities paid a lower interest rate. As a result of declines in the credit quality and associated downgrades of most bond insurers, insurance has less value than it did in the past. The market now values insured municipal securities primarily based on the credit quality of the issuer of the security, with little value given to the insurance feature. In purchasing such insured securities, the Adviser evaluates the risk and return of municipal securities through its own research. If an insurance company’s rating is downgraded or the company becomes insolvent, the prices of municipal securities insured by the insurance company may decline.

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Portfolio	Insured Bonds[1]	Pre-refunded/ ETM2/Insured Bonds[1]

Arizona	6.80%	0.00%

Massachusetts	5.48%	0.00%

Minnesota	0.98%	0.00%

New Jersey	24.70%	6.72%

Ohio	2.65%	0.00%

Pennsylvania	14.04%	1.96%

Virginia	2.10%	0.00%

1	Breakdowns expressed as a percentage of investments in municipal bonds.

2	Escrowed to maturity.

INVESTMENT POLICIES

Each of the Portfolios pursues its objective by investing principally in high-yielding, predominantly investment-grade municipal securities. Each of the Portfolios invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax for certain taxpayers. Each of the Portfolios pursues its objective by investing at least 80% of its net assets in municipal securities issued by the named state or municipal securities with interest that is otherwise exempt from the named state’s income tax.

The Portfolios may also invest in forward commitments; zero-coupon municipal securities and variable, floating and inverse floating-rate municipal securities; and derivatives, such as options, futures contracts, forwards and swaps.

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DISCLOSURES AND RISKS

Benchmark Disclosure

The Bloomberg Barclays Municipal Bond Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Bloomberg Barclays Municipal Bond Index represents the performance of the long-term tax-exempt bond market consisting of investment-grade bonds. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Portfolios.

A Word About Risk

Market Risk: The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Global economies and financial markets are increasingly interconnected, which increases the probabilities that conditions in one country or region might adversely impact issuers in a different country or region. Conditions affecting the general economy, including political, social, or economic instability at the local, regional, or global level may also affect the market value of a security. Health crises, such as pandemic and epidemic diseases, as well as other incidents that interrupt the expected course of events, such as natural disasters, war or civil disturbance, acts of terrorism, power outages and other unforeseeable and external events, and the public response to or fear of such diseases or events, have and may in the future have an adverse effect on the Portfolios’ investments and net asset value and can lead to increased market volatility. For example, any preventative or protective actions that governments may take in respect of such diseases or events may result in periods of business disruption, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the Portfolios’ portfolio companies. The occurrence and pendency of such diseases or events could adversely affect the economies and financial markets either in specific countries or worldwide.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

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DISCLOSURES AND RISKS (continued)

Municipal Market Risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Portfolios invest more of their assets in a particular state’s municipal securities, the Portfolios may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. The Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

Congress has previously considered making changes to the municipal securities provisions of the Internal Revenue Code that could change the US federal income tax treatment of certain types of municipal securities.

The Portfolios may invest in municipal securities of issuers in Puerto Rico or other US territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other US issuers of municipal securities. Like many US states and municipalities, Puerto Rico experienced a significant downturn during the recent recession. Puerto Rico’s downturn was particularly severe, and Puerto Rico continues to face a very challenging economic and fiscal environment. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may experience continued volatility.

Tax Risk: There is no guarantee that the income on the Portfolios’ municipal securities will be exempt from regular federal, and if applicable, state income taxes. From time to time, the US government and the US Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolios by increasing taxes on that income. In such event, the Portfolios’ net asset value (“NAV”) could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax-exempt status of municipal bonds could also result in significant shareholder redemptions of Portfolio shares as

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DISCLOSURES AND RISKS (continued)

investors anticipate adverse effects on the Portfolios or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolios would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolios’ yield.

Interest-Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations.

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Illiquid Investments Risk: Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolios. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Illiquid investments risk may be higher in a rising interest-rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolios. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk.

Management Risk: The Portfolios are subject to management risk because they are actively managed investment funds. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

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DISCLOSURES AND RISKS (continued)

These risks are fully discussed in the Portfolios’ prospectus. As with all investments, you may lose money by investing in the Portfolios.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Portfolios will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com. Class B shares are no longer being offered. Effective November 7, 2019, all outstanding Class B shares were converted to Class A shares. Please see Note A for more information.

All fees and expenses related to the operation of the Portfolios have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolios’ quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 3.00% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AB ARIZONA PORTFOLIO

GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO (unaudited)

5/31/2010 TO 5/31/2020

This chart illustrates the total value of an assumed $10,000 investment in AB Arizona Portfolio Class A shares (from 5/31/2010 to 5/31/2020) as compared to the performance of the Portfolio’s benchmark. Class A at Offering reflects the deduction of the maximum 3% sales charge from the initial $10,000 investment in the Portfolio and assumes the reinvestment of dividends and capital gains distributions.

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HISTORICAL PERFORMANCE (continued)

AB ARIZONA PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF MAY 31, 2020 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			1.27%	2.05%

1 Year	0.77%	-2.28%

5 Years	2.98%	2.36%

10 Years	3.54%	3.23%

CLASS C SHARES			0.57%	0.92%

1 Year	0.02%	-0.96%

5 Years	2.22%	2.22%

10 Years	2.80%	2.80%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.01% and 1.76% for Class A and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios exclusive of interest expense to 0.78% and 1.53% for Class A and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2020 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended May 31, 2020.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

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HISTORICAL PERFORMANCE (continued)

AB ARIZONA PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2020 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-1.39%

5 Years	2.68%

10 Years	3.37%

CLASS C SHARES

1 Year	-0.07%

5 Years	2.54%

10 Years	2.95%

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HISTORICAL PERFORMANCE

AB MASSACHUSETTS PORTFOLIO

GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO (unaudited)

5/31/2010 TO 5/31/2020

This chart illustrates the total value of an assumed $10,000 investment in AB Massachusetts Portfolio Class A shares (from 5/31/2010 to 5/31/2020) as compared to the performance of the Portfolio’s benchmark. Class A at Offering reflects the deduction of the maximum 3% sales charge from the initial $10,000 investment in the Portfolio and assumes the reinvestment of dividends and capital gains distributions.

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HISTORICAL PERFORMANCE (continued)

AB MASSACHUSETTS PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF MAY 31, 2020 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			1.60%	2.59%

1 Year	1.67%	-1.39%

5 Years	2.65%	2.03%

10 Years	3.40%	3.09%

CLASS C SHARES			0.91%	1.47%

1 Year	0.91%	-0.07%

5 Years	1.89%	1.89%

10 Years	2.66%	2.66%

ADVISOR CLASS SHARES[3]			1.90%	3.08%

1 Year	2.01%	2.01%

Since Inception[4]	1.95%	1.95%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.90%, 1.65% and 0.65% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios exclusive of interest expense to 0.77%, 1.52% and 0.52% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2020 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended May 31, 2020.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

4	Inception date: 7/25/2016.

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HISTORICAL PERFORMANCE (continued)

AB MASSACHUSETTS PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2020 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-0.27%

5 Years	2.37%

10 Years	3.23%

CLASS C SHARES

1 Year	1.06%

5 Years	2.24%

10 Years	2.81%

ADVISOR CLASS SHARES[1]

1 Year	3.17%

Since Inception[2]	2.31%

1

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

2	Inception date: 7/25/2016.

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HISTORICAL PERFORMANCE

AB MINNESOTA PORTFOLIO

GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO (unaudited)

5/31/2010 TO 5/31/2020

This chart illustrates the total value of an assumed $10,000 investment in AB Minnesota Portfolio Class A shares (from 5/31/2010 to 5/31/2020) as compared to the performance of the Portfolio’s benchmark. Class A at Offering reflects the deduction of the maximum 3% sales charge from the initial $10,000 investment in the Portfolio and assumes the reinvestment of dividends and capital gains distributions.

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HISTORICAL PERFORMANCE (continued)

AB MINNESOTA PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF MAY 31, 2020 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			0.94%	1.60%

1 Year	2.51%	-0.57%

5 Years	2.88%	2.25%

10 Years	3.37%	3.06%

CLASS C SHARES			0.24%	0.41%

1 Year	1.64%	0.64%

5 Years	2.11%	2.11%

10 Years	2.62%	2.62%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.27% and 2.02% for Class A and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios exclusive of interest expense to 0.85% and 1.60% for Class A and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2020 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended May 31, 2020.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

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HISTORICAL PERFORMANCE (continued)

AB MINNESOTA PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2020 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-0.37%

5 Years	2.38%

10 Years	3.12%

CLASS C SHARES

1 Year	0.94%

5 Years	2.24%

10 Years	2.68%

abfunds.com	AB MUNICIPAL INCOME FUND II | 19

HISTORICAL PERFORMANCE

AB NEW JERSEY PORTFOLIO

GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO (unaudited)

5/31/2010 TO 5/31/2020

This chart illustrates the total value of an assumed $10,000 investment in AB New Jersey Portfolio Class A shares (from 5/31/2010 to 5/31/2020) as compared to the performance of the Portfolio’s benchmark. Class A at Offering reflects the deduction of the maximum 3% sales charge from the initial $10,000 investment in the Portfolio and assumes the reinvestment of dividends and capital gains distributions.

20 | AB MUNICIPAL INCOME FUND II	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB NEW JERSEY PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF MAY 31, 2020 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			1.88%	3.24%

1 Year	0.50%	-2.47%

5 Years	3.13%	2.50%

10 Years	3.55%	3.23%

CLASS C SHARES			1.20%	2.07%

1 Year	-0.25%	-1.22%

5 Years	2.38%	2.38%

10 Years	2.80%	2.80%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.07% and 1.82% for Class A and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios exclusive of interest expense to 0.82% and 1.57% for Class A and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2020 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended May 31, 2020.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

abfunds.com	AB MUNICIPAL INCOME FUND II | 21

HISTORICAL PERFORMANCE (continued)

AB NEW JERSEY PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2020 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-1.13%

5 Years	2.92%

10 Years	3.39%

CLASS C SHARES

1 Year	0.02%

5 Years	2.77%

10 Years	2.95%

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HISTORICAL PERFORMANCE

AB OHIO PORTFOLIO

GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO (unaudited)

5/31/2010 TO 5/31/2020

This chart illustrates the total value of an assumed $10,000 investment in AB Ohio Portfolio Class A shares (from 5/31/2010 to 5/31/2020) as compared to the performance of the Portfolio’s benchmark. Class A at Offering reflects the deduction of the maximum 3% sales charge from the initial $10,000 investment in the Portfolio and assumes the reinvestment of dividends and capital gains distributions.

abfunds.com	AB MUNICIPAL INCOME FUND II | 23

HISTORICAL PERFORMANCE (continued)

AB OHIO PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF MAY 31, 2020 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			1.61%	2.61%

1 Year	1.45%	-1.60%

5 Years	2.86%	2.23%

10 Years	3.09%	2.78%

CLASS C SHARES			0.92%	1.49%

1 Year	0.70%	-0.29%

5 Years	2.12%	2.12%

10 Years	2.36%	2.36%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.11% and 1.86% for Class A and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios exclusive of interest expense to 0.80% and 1.55% for Class A and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2020 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended May 31, 2020.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

24 | AB MUNICIPAL INCOME FUND II	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB OHIO PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2020 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-0.58%

5 Years	2.60%

10 Years	2.91%

CLASS C SHARES

1 Year	0.73%

5 Years	2.47%

10 Years	2.49%

abfunds.com	AB MUNICIPAL INCOME FUND II | 25

HISTORICAL PERFORMANCE

AB PENNSYLVANIA PORTFOLIO

GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO (unaudited)

5/31/2010 TO 5/31/2020

This chart illustrates the total value of an assumed $10,000 investment in AB Pennsylvania Portfolio Class A shares (from 5/31/2010 to 5/31/2020) as compared to the performance of the Portfolio’s benchmark. Class A at Offering reflects the deduction of the maximum 3% sales charge from the initial $10,000 investment in the Portfolio and assumes the reinvestment of dividends and capital gains distributions.

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HISTORICAL PERFORMANCE (continued)

AB PENNSYLVANIA PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF MAY 31, 2020 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			1.38%	2.19%

1 Year	1.95%	-1.15%

5 Years	3.06%	2.44%

10 Years	3.59%	3.28%

CLASS C SHARES			0.68%	1.08%

1 Year	1.09%	0.10%

5 Years	2.29%	2.29%

10 Years	2.83%	2.83%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.12% and 1.87% for Class A and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios exclusive of interest expense to 0.85% and 1.60% for Class A and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2020 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended May 31, 2020.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

abfunds.com	AB MUNICIPAL INCOME FUND II | 27

HISTORICAL PERFORMANCE (continued)

AB PENNSYLVANIA PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2020 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-0.38%

5 Years	2.73%

10 Years	3.36%

CLASS C SHARES

1 Year	1.05%

5 Years	2.60%

10 Years	2.93%

28 | AB MUNICIPAL INCOME FUND II	abfunds.com

HISTORICAL PERFORMANCE

AB VIRGINIA PORTFOLIO

GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO (unaudited)

5/31/2010 TO 5/31/2020

This chart illustrates the total value of an assumed $10,000 investment in AB Virginia Portfolio Class A shares (from 5/31/2010 to 5/31/2020) as compared to the performance of the Portfolio’s benchmark. Class A at Offering reflects the deduction of the maximum 3% sales charge from the initial $10,000 investment in the Portfolio and assumes the reinvestment of dividends and capital gains distributions.

abfunds.com	AB MUNICIPAL INCOME FUND II | 29

HISTORICAL PERFORMANCE (continued)

AB VIRGINIA PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF MAY 31, 2020 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			1.41%	2.30%

1 Year	1.71%	-1.38%

5 Years	2.90%	2.28%

10 Years	3.61%	3.30%

CLASS C SHARES			0.71%	1.16%

1 Year	1.04%	0.05%

5 Years	2.16%	2.16%

10 Years	2.88%	2.88%

ADVISOR CLASS SHARES[3]			1.70%	2.77%

1 Year	1.96%	1.96%

Since Inception[4]	2.22%	2.22%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.90%, 1.66% and 0.65% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios exclusive of interest expense to 0.80%, 1.55% and 0.55% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2020 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended May 31, 2020.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

4	Inception date: 7/25/2016.

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HISTORICAL PERFORMANCE (continued)

AB VIRGINIA PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2020 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-0.41%

5 Years	2.60%

10 Years	3.44%

CLASS C SHARES

1 Year	0.93%

5 Years	2.47%

10 Years	3.01%

ADVISOR CLASS SHARES[1]

1 Year	2.95%

Since Inception[2]	2.54%

1

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

2	Inception date: 7/25/2016.

abfunds.com	AB MUNICIPAL INCOME FUND II | 31

EXPENSE EXAMPLE

(unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

32 | AB MUNICIPAL INCOME FUND II	abfunds.com

EXPENSE EXAMPLE (continued)

(unaudited)

AB Arizona Portfolio

	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$986.20	$3.87	0.78%
Hypothetical**	$1,000	$1,021.10	$3.94	0.78%
Class C
Actual	$1,000	$982.50	$7.58	1.53%
Hypothetical**	$1,000	$1,017.35	$7.72	1.53%

AB Massachusetts Portfolio

	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$996.10	$3.84	0.77%
Hypothetical**	$1,000	$1,021.15	$3.89	0.77%
Class C
Actual	$1,000	$992.30	$7.57	1.52%
Hypothetical**	$1,000	$1,017.40	$7.67	1.52%
Advisor Class
Actual	$1,000	$997.30	$2.60	0.52%
Hypothetical**	$1,000	$1,022.40	$2.63	0.52%

AB Minnesota Portfolio

	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,004.40	$4.26	0.85%
Hypothetical**	$1,000	$1,020.75	$4.29	0.85%
Class C
Actual	$1,000	$1,000.60	$8.00	1.60%
Hypothetical**	$1,000	$1,017.00	$8.07	1.60%

AB New Jersey Portfolio

	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$982.70	$4.11	0.83%
Hypothetical**	$1,000	$1,020.85	$4.19	0.83%
Class C
Actual	$1,000	$979.00	$7.82	1.58%
Hypothetical**	$1,000	$1,017.10	$7.97	1.58%

abfunds.com	AB MUNICIPAL INCOME FUND II | 33

EXPENSE EXAMPLE (continued)

(unaudited)

AB Ohio Portfolio

	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$992.90	$4.04	0.81%
Hypothetical**	$1,000	$1,020.95	$4.09	0.81%
Class C
Actual	$1,000	$990.20	$7.76	1.56%
Hypothetical**	$1,000	$1,017.20	$7.87	1.56%

AB Pennsylvania Portfolio

	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$997.30	$4.29	0.86%
Hypothetical**	$1,000	$1,020.70	$4.34	0.86%
Class C
Actual	$1,000	$993.60	$8.02	1.61%
Hypothetical**	$1,000	$1,016.95	$8.12	1.61%

AB Virginia Portfolio

	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$995.50	$3.99	0.80%
Hypothetical**	$1,000	$1,021.00	$4.04	0.80%
Class C
Actual	$1,000	$992.70	$7.72	1.55%
Hypothetical**	$1,000	$1,017.25	$7.82	1.55%
Advisor Class
Actual	$1,000	$996.80	$2.75	0.55%
Hypothetical**	$1,000	$1,022.25	$2.78	0.55%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

34 | AB MUNICIPAL INCOME FUND II	abfunds.com

BOND RATING SUMMARY1

May 31, 2020 (unaudited)

1

All data are as of May 31, 2020. The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by US Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

abfunds.com	AB MUNICIPAL INCOME FUND II | 35

BOND RATING SUMMARY1 (continued)

May 31, 2020 (unaudited)

1

All data are as of May 31, 2020. The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by US Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

36 | AB MUNICIPAL INCOME FUND II	abfunds.com

BOND RATING SUMMARY1 (continued)

May 31, 2020 (unaudited)

1

All data are as of May 31, 2020. The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by US Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

abfunds.com	AB MUNICIPAL INCOME FUND II | 37

BOND RATING SUMMARY1 (continued)

May 31, 2020 (unaudited)

1

All data are as of May 31, 2020. The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by US Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

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PORTFOLIO OF INVESTMENTS

AB ARIZONA PORTFOLIO

May 31, 2020

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 95.0%
Long-Term Municipal Bonds – 95.0%
Arizona – 79.0%
Arizona Department of Transportation State Highway Fund Revenue Series 2011A 5.25%, 07/01/2029 (Pre-refunded/ETM)	$1,500	$1,582,230
Series 2013A 5.00%, 07/01/2037 (Pre-refunded/ETM)	3,000	3,296,190
Arizona Game & Fish Department & Commission (Arizona Game & Fish Department & Commission State Lease) Series 2006 5.00%, 07/01/2026	1,000	1,003,520
Arizona Health Facilities Authority (HonorHealth) Series 2014A 5.00%, 12/01/2034	3,000	3,296,460
Arizona Industrial Development Authority Series 20192 – Class A 3.625%, 05/20/2033	1,070	1,071,532
Arizona Industrial Development Authority (North Carolina Central University Project) BAM 5.00%, 06/01/2058	2,300	2,631,982
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020A 4.00%, 07/15/2050(a)	600	491,040
Arizona Industrial Development Authority (Provident Group – EMU Properties LLC) Series 2018 5.00%, 05/01/2043-05/01/2048	2,100	2,067,541
Arizona State University Series 2014 5.00%, 08/01/2033	2,050	2,353,994
City of Buckeye AZ (Town of Buckeye AZ Excise Tax) Series 2015 5.00%, 07/01/2035	3,450	4,144,795
City of Glendale AZ Water & Sewer Revenue Series 2012 5.00%, 07/01/2028	2,000	2,183,080

abfunds.com	AB MUNICIPAL INCOME FUND II | 39

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of Mesa AZ Series 2013 5.00%, 07/01/2032 (Pre-refunded/ETM)	$5,000	$5,493,650
City of Mesa AZ Utility System Revenue Series 2016 4.00%, 07/01/2032	1,000	1,148,540
City of Phoenix Civic Improvement Corp. (City of Phoenix AZ Lease) Series 2019A 4.00%, 07/01/2045	2,150	2,216,370
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor International Airport) 5.00%, 07/01/2049	2,500	2,920,650
Series 2017A 5.00%, 07/01/2033	750	871,305
City of Tempe AZ (City of Tempe AZ Excise Tax) Series 2016 5.00%, 07/01/2030	520	647,426
City of Tucson AZ Water System Revenue Series 2012 5.00%, 07/01/2028 (Pre-refunded/ETM)	500	549,915
5.00%, 07/01/2029 (Pre-refunded/ETM)	1,860	2,045,684
County of Pinal AZ Series 2014 5.00%, 08/01/2032	2,840	3,309,253
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The)) Series 2017 5.00%, 11/15/2036	1,000	874,490
Glendale Industrial Development Authority (Royal Oaks Life Care Community) Series 2016 5.00%, 05/15/2039	1,000	1,044,410
Glendale Municipal Property Corp. (Glendale Municipal Property Corp. Excise Tax) Series 2012C 5.00%, 07/01/2038	2,500	2,754,850
Industrial Development Authority of the City of Phoenix (The) Series 2012 6.00%, 07/01/2032 (Pre-refunded/ETM)	250	264,545

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PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Industrial Development Authority of the City of Phoenix (The) (Downtown Phoenix Student Housing LLC) Series 2018A 5.00%, 07/01/2037-07/01/2042	$2,250	$2,275,335
Industrial Development Authority of the City of Phoenix (The) (JMF-Higley 2012 LLC) Series 2012 5.00%, 12/01/2032	2,500	2,753,600
Maricopa County Industrial Development Authority (Banner Health Obligated Group) Series 2016A 5.00%, 01/01/2033-01/01/2035	3,400	4,014,060
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018A 6.00%, 07/01/2052(a)	830	874,430
Maricopa County Industrial Development Authority (GreatHearts Arizona Obligated Group) Series 2017A 5.00%, 07/01/2037	750	875,903
Maricopa County Industrial Development Authority (Reid Traditional Schools Painted Rock Academy) Series 2016 5.00%, 07/01/2036-07/01/2047	2,450	2,629,734
Maricopa County Special Health Care District Series 2018C 5.00%, 07/01/2034-07/01/2036	4,700	5,762,071
McAllister Academic Village LLC (Arizona State University) Series 2016 5.00%, 07/01/2037	2,500	2,976,725
Northern Arizona University BAM Series 2015 5.00%, 06/01/2034	1,000	1,159,400
Pinal County Industrial Development Authority (Florence West Prison Expansion LLC) ACA Series 2006A 5.25%, 10/01/2022	1,400	1,401,386

abfunds.com	AB MUNICIPAL INCOME FUND II | 41

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Salt River Project Agricultural Improvement & Power District Series 2012A 5.00%, 12/01/2029	$1,500	$1,637,040
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	2,500	3,256,125
5.25%, 12/01/2022-12/01/2023	1,165	1,300,770
Student & Academic Services LLC (Northern Arizona University) BAM Series 2014 5.00%, 06/01/2044	1,200	1,373,508
Tempe Industrial Development Authority (Friendship Village of Tempe) 5.00%, 12/01/2054	815	642,098
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017A 6.125%, 10/01/2047(a)	400	384,844
University of Arizona (The) Series 2014 5.00%, 08/01/2033	3,765	4,233,705
Western Maricopa Education Center District No. 402 Series 2014B 4.50%, 07/01/2033-07/01/2034	3,940	4,400,724

		90,214,910

Alabama – 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 05/01/2044(a)	215	219,438

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 09/01/2038(a)	245	291,565

California – 0.4%
Golden State Tobacco Securitization Corp. Series 2018A 5.00%, 06/01/2047	465	465,200

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PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Delaware – 0.5%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2016 5.00%, 09/01/2036	$520	$569,259

Florida – 1.1%
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center – Orlando) Series 2018A 7.50%, 06/01/2048(a)	100	88,982
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2015 5.00%, 06/01/2035	1,000	1,118,960

		1,207,942

Georgia – 0.2%
Municipal Electric Authority of Georgia 5.00%, 01/01/2056	200	221,018

Guam – 1.6%
Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046	775	827,475
Guam Power Authority Series 2017A 5.00%, 10/01/2036-10/01/2040	875	931,299
Territory of Guam 5.00%, 11/15/2031	100	100,799

		1,859,573

Illinois – 2.9%
Chicago Board of Education Series 2018A 5.00%, 12/01/2031	335	336,246
Cook County Forest Preserve District Series 2012C 5.00%, 12/15/2032	2,360	2,522,793
Metropolitan Pier & Exposition Authority 5.00%, 06/15/2050	415	398,670

		3,257,709

abfunds.com	AB MUNICIPAL INCOME FUND II | 43

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Indiana – 0.1%
Indiana Finance Authority (RES Polyflow Indiana LLC) 7.00%, 03/01/2039(a)	$145	$121,912

Kentucky – 0.9%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017A 5.25%, 06/01/2041	1,000	1,064,210

Louisiana – 0.5%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015A 6.25%, 11/15/2045	500	502,495
Parish of St. James LA (NuStar Logistics LP) Series 20202 6.35%, 07/01/2040(a)(b)	100	109,613

		612,108

Michigan – 0.0%
City of Detroit MI 5.00%, 04/01/2036	50	51,212

New York – 0.6%
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2011 5.00%, 07/01/2028	700	724,913

North Carolina – 0.6%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037	300	267,207
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035	500	444,315

		711,522

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PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Ohio – 0.3%
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 06/01/2033	$320	$320,000

Puerto Rico – 1.5%
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 07/01/2031	100	106,088
NATL Series 2007V 5.25%, 07/01/2029	100	100,061
Puerto Rico Highway & Transportation Authority AGC Series 2007C 5.50%, 07/01/2031	140	151,549
AGC Series 2007N 5.25%, 07/01/2034-07/01/2036	335	356,340
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	345	356,213
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico) NATL Series 2007 6.00%, 07/01/2025	100	103,000
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2029	130	94,034
Series 2019A 4.329%, 07/01/2040	105	100,800
5.00%, 07/01/2058	375	375,285

		1,743,370

South Carolina – 0.6%
South Carolina Public Service Authority Series 2016B 5.00%, 12/01/2041	620	685,125

abfunds.com	AB MUNICIPAL INCOME FUND II | 45

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/2035(a)	$165	$147,121

Texas – 3.3%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	290	292,120
North Texas Tollway Authority (North Texas Tollway System) Series 2015A 5.00%, 01/01/2034	1,000	1,143,280
Series 2015B 5.00%, 01/01/2034	1,300	1,486,264
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC) Series 2010 7.00%, 06/30/2040	840	844,191

		3,765,855

Washington – 0.3%
Kalispel Tribe of Indians Series 2018B 5.25%, 01/01/2038(a)(b)	225	235,728
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019A 5.00%, 01/01/2055(a)	100	84,345

		320,073

Total Municipal Obligations (cost $104,665,687)		108,574,035

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PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 2.7%
Investment Companies – 2.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.14%(c)(d)(e) (cost $3,017,561)	3,017,561	$3,017,561

Total Investments – 97.7% (cost $107,683,248)		111,591,596
Other assets less liabilities – 2.3%		2,658,525

Net Assets – 100.0%		$114,250,121

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	2,740	01/15/2025	1.671%	CPI#	Maturity	$(99,364)	$—	$(99,364)
USD	945	01/15/2025	1.637%	CPI#	Maturity	(34,188)	—	(34,188)
USD	2,115	01/15/2025	1.673%	CPI#	Maturity	(80,567)	—	(80,567)
USD	2,140	01/15/2028	0.735%	CPI#	Maturity	85,323	—	85,323
USD	2,840	01/15/2028	1.230%	CPI#	Maturity	(4,815)	—	(4,815)
USD	1,000	08/09/2024	1.690%	CPI#	Maturity	(36,469)	—	(36,469)

						$(170,080)	$—	$(170,080)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	5,680	08/09/2022	3 Month LIBOR	1.486%	Quarterly/Semi-Annual	$178,489	$—	$178,489
USD	3,500	10/15/2024	3 Month LIBOR	1.582%	Quarterly/ Semi-Annual	190,761	—	190,761
USD	376	02/05/2025	3 Month LIBOR	1.361%	Quarterly/Semi-Annual	19,373	—	19,373

abfunds.com	AB MUNICIPAL INCOME FUND II | 47

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	844	02/06/2025	3 Month LIBOR	1.419%	Quarterly/Semi-Annual	$46,001	$—	$46,001
USD	1,245	10/09/2029	3 Month LIBOR	1.473%	Quarterly/ Semi-Annual	98,143	—	98,143

						$532,767	$—	$532,767

INFLATION (CPI) SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, N.A.	USD	3,358	08/30/2020	2.210%	CPI	#	Maturity	$(84,147)	$—	$(84,147)
Barclays Bank PLC	USD	3,677	09/20/2020	2.263%	CPI	#	Maturity	(96,517)	—	(96,517)
Barclays Bank PLC	USD	1,883	10/15/2020	2.210%	CPI	#	Maturity	(47,733)	—	(47,733)
Barclays Bank PLC	USD	3,497	10/15/2020	2.208%	CPI	#	Maturity	(88,469)	—	(88,469)
Citibank, N.A.	USD	2,540	10/17/2020	2.220%	CPI	#	Maturity	(64,894)	—	(64,894)

								$(381,760)	$—	$(381,760)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, N.A.	USD	1,675	10/09/2029	1.120%	SIFMA	*	Quarterly	$(92,040)	$—	$(92,040)
Citibank, N.A.	USD	1,675	10/09/2029	1.125%	SIFMA	*	Quarterly	(92,908)	—	(92,908)

								$(184,948)	$—	$(184,948)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2020, the aggregate market value of these securities amounted to $3,341,138 or 2.9% of net assets.

(b)	When-Issued or delayed delivery security.

(c)	Affiliated investments.

(d)	The rate shown represents the 7-day yield as of period end.

48 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of May 31, 2020, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 6.8% and 0.0%, respectively.

Glossary:

ACA – ACA Financial Guaranty Corporation

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rates

NATL – National Interstate Corporation

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 49

PORTFOLIO OF INVESTMENTS

AB MASSACHUSETTS PORTFOLIO

May 31, 2020

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 93.3%
Long-Term Municipal Bonds – 93.3%
Massachusetts – 76.1%
Commonwealth of Massachusetts Series 2015A 5.00%, 07/01/2035(a)	$10,000	$11,899,500
Series 2018A 5.00%, 01/01/2042	5,000	6,201,250
Commonwealth of Massachusetts (Commonwealth of Massachusetts Fuel Tax) AGM Series 2005A 3.33%, 06/01/2020	2,000	2,000,000
Commonwealth of Massachusetts Transportation Fund Revenue 5.00%, 06/01/2049	2,500	3,145,400
Marthas Vineyard Land Bank BAM Series 2014 5.00%, 05/01/2031	1,000	1,161,940
Massachusetts Bay Transportation Authority (Massachusetts Bay Transportation Authority Sales Tax) Series 2010B 5.00%, 07/01/2029	645	647,361
Massachusetts Development Finance Agency Series 2011A 5.00%, 06/01/2028 (Pre-refunded/ETM)	1,650	1,723,425
Massachusetts Development Finance Agency (Atrius Health Obligated Group) Series 2019A 5.00%, 06/01/2039	1,400	1,552,376
Massachusetts Development Finance Agency (Baystate Medical Obligated Group) Series 2014N 5.00%, 07/01/2044	7,000	7,630,490
Massachusetts Development Finance Agency (Berkshire Health Systems, Inc. Obligated Group) Series 2012G 5.00%, 10/01/2030-10/01/2031	3,970	4,119,605
Massachusetts Development Finance Agency (Beth Israel Lahey Health Obligated Group) Series 2018J 5.00%, 07/01/2053	5,000	5,573,550

50 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Boston Medical Center Corp. Obligated Group) Series 2015D 5.00%, 07/01/2044	$3,755	$4,013,945
Massachusetts Development Finance Agency (Brandeis University) Series 2019S 5.00%, 10/01/2035-10/01/2039	4,915	5,953,452
Massachusetts Development Finance Agency (Children’s Hospital Corp. Obligated Group (The)) Series 2014P 5.00%, 10/01/2034	1,055	1,196,729
Massachusetts Development Finance Agency (Emerson College) Series 2016A 5.00%, 01/01/2034-01/01/2036	2,435	2,627,044
5.25%, 01/01/2042	1,000	1,077,100
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016A 5.00%, 10/01/2031-10/01/2034	4,100	4,493,719
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering, Inc.) Series 2013E 5.00%, 11/01/2038	5,000	5,433,500
Massachusetts Development Finance Agency (Lawrence General Hospital Obligated Group) Series 2017 5.00%, 07/01/2037	1,150	1,028,100
Massachusetts Development Finance Agency (Lesley University) Series 2016 5.00%, 07/01/2039	2,055	2,295,558
Massachusetts Development Finance Agency (MCPHS University) Series 2013F 4.00%, 07/01/2032	1,000	1,072,170
Massachusetts Development Finance Agency (Merrimack College) Series 2012A 5.00%, 07/01/2027-07/01/2032	3,980	4,078,413
5.25%, 07/01/2042	1,330	1,350,868

abfunds.com	AB MUNICIPAL INCOME FUND II | 51

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (NewBridge on the Charles, Inc.) Series 2017 5.00%, 10/01/2047(b)	$2,000	$1,964,760
Massachusetts Development Finance Agency (President & Fellows of Harvard College) Series 2016A 5.00%, 07/15/2036-07/15/2040	6,100	9,356,619
Massachusetts Development Finance Agency (Simmons University) Series 2018L 5.00%, 10/01/2034-10/01/2035	3,980	4,347,865
Series 2020M 4.00%, 10/01/2050	2,500	2,314,050
Massachusetts Development Finance Agency (South Shore Hospital, Inc.) Series 2016I 4.00%, 07/01/2036	2,000	1,981,120
5.00%, 07/01/2041	2,500	2,766,525
Massachusetts Development Finance Agency (Suffolk University) Series 2017 5.00%, 07/01/2033	1,250	1,347,650
Series 2020A 4.00%, 07/01/2045	1,400	1,313,760
Massachusetts Development Finance Agency (Trustees of Boston College) Series 2017T 5.00%, 07/01/2037	1,000	1,220,230
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2036	1,500	1,641,975
Massachusetts Development Finance Agency (Wellforce Obligated Group) AGM Series 2019A 5.00%, 07/01/2038-07/01/2044	4,000	4,477,910
Massachusetts Development Finance Agency (Woods Hole Oceanographic Institution State Lease) Series 2018 5.00%, 06/01/2048	3,000	3,649,080
Massachusetts Port Authority Series 2010B 5.00%, 07/01/2034	1,440	1,444,709
Series 2012B 5.00%, 07/01/2032 (Pre-refunded/ETM)	1,430	1,569,611

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PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Massachusetts School Building Authority Series 2011B 5.00%, 10/15/2032 (Pre-refunded/ETM)	$3,720	$3,965,669
Series 2015B 5.00%, 01/15/2030 (Pre-refunded/ETM)	3,770	4,564,867
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2013A 5.00%, 05/15/2032	2,500	2,798,600
Massachusetts Water Resources Authority Series 2011B 5.00%, 08/01/2029 (Pre-refunded/ETM)	2,000	2,111,060
Series 2016C 5.00%, 08/01/2033	5,500	6,787,000
Metropolitan Boston Transit Parking Corp. Series 2011 5.00%, 07/01/2027	6,000	6,223,920
University of Massachusetts Building Authority Series 20141 5.00%, 11/01/2044 (Pre-refunded/ETM)	1,620	1,954,400
5.00%, 11/01/2044	380	432,520
University of Massachusetts Building Authority (University of Massachusetts) Series 20173 5.00%, 11/01/2034	2,500	3,133,875

		151,643,270

Alabama – 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 05/01/2044(b)	415	423,566

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 09/01/2038(b)	465	553,378

Arizona – 2.6%
Arizona Sports & Tourism Authority Series 2012A 5.00%, 07/01/2029	4,065	4,382,476

abfunds.com	AB MUNICIPAL INCOME FUND II | 53

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	$660	$859,617

		5,242,093

California – 0.6%
California Statewide Communities Development Authority (Enloe Medical Center) Series 2008A 5.50%, 08/15/2023	360	361,350
Golden State Tobacco Securitization Corp. Series 2018A 5.00%, 06/01/2047	875	875,376

		1,236,726

Colorado – 0.5%
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	1,000	991,760

Connecticut – 0.6%
State of Connecticut Series 2015F 5.00%, 11/15/2032	1,000	1,144,630

Florida – 1.7%
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center – Orlando) Series 2018A 7.50%, 06/01/2048(b)	100	88,982
County of Miami-Dade FL Aviation Revenue Series 2014 5.00%, 10/01/2027	3,000	3,376,920

		3,465,902

Guam – 1.8%
Guam Government Waterworks Authority Series 2017 5.00%, 07/01/2040	1,525	1,643,172
Guam Power Authority Series 2017A 5.00%, 10/01/2036-10/01/2040	1,770	1,883,958
Territory of Guam 5.00%, 11/15/2031	100	100,799

		3,627,929

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PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Illinois – 0.9%
Chicago Board of Education Series 2018A 5.00%, 12/01/2031	$650	$652,418
Illinois Finance Authority (Plymouth Place, Inc.) Series 2015 5.00%, 05/15/2037	1,050	965,402
Village of Bolingbrook IL (Village of Bolingbrook IL Sales Tax) Series 2005 6.25%, 01/01/2024	273	253,124

		1,870,944

Indiana – 0.1%
Indiana Finance Authority (RES Polyflow Indiana LLC) 7.00%, 03/01/2039(b)	270	227,008

Michigan – 0.9%
City of Detroit MI 5.00%, 04/01/2036	90	92,182
Michigan Public Power Agency Series 2012A 5.00%, 01/01/2032	1,605	1,697,608

		1,789,790

New Jersey – 0.6%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	1,170	1,264,489

North Carolina – 0.8%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037	540	480,973
North Carolina Turnpike Authority Series 2017 5.00%, 01/01/2032	1,000	1,104,150

		1,585,123

abfunds.com	AB MUNICIPAL INCOME FUND II | 55

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Ohio – 0.3%
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 06/01/2033	$600	$600,000

Pennsylvania – 1.3%
City of Philadelphia PA AGM Series 2017A 5.00%, 08/01/2033	1,000	1,240,160
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2034	1,140	1,229,627

		2,469,787

Puerto Rico – 1.9%
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 07/01/2031	240	254,611
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 07/01/2041	160	168,235
AGC Series 2007C 5.50%, 07/01/2031	110	119,074
AGC Series 2007N 5.25%, 07/01/2034-07/01/2036	540	574,405
NATL Series 2005L 5.25%, 07/01/2035	105	103,184
NATL Series 2007N 5.25%, 07/01/2032	100	98,761
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog) Series 2003 5.00%, 12/01/2020	695	700,421
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	640	660,800

56 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2029	$238	$172,155
Series 2019A 4.329%, 07/01/2040	180	172,800
4.55%, 07/01/2040	22	21,753
5.00%, 07/01/2058	685	685,521

		3,731,720

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/2035(b)	310	276,408

Texas – 1.4%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)	540	543,948
North Texas Tollway Authority (North Texas Tollway System) Series 2015A 5.00%, 01/01/2034	1,000	1,143,280
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC) Series 2010 7.00%, 06/30/2040	1,090	1,095,439

		2,782,667

Wisconsin – 0.5%
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016B 5.00%, 12/01/2025	1,000	1,057,500

Total Municipal Obligations (cost $178,998,480)		185,984,690

abfunds.com	AB MUNICIPAL INCOME FUND II | 57

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 4.4%
Investment Companies – 4.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.14%(c)(d)(e) (cost $8,788,584)	8,788,584	$8,788,584

Total Investments – 97.7% (cost $187,787,064)		194,773,274
Other assets less liabilities – 2.3%		4,583,231

Net Assets – 100.0%		$199,356,505

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,500	08/09/2024	1.690%	CPI	#	Maturity	$(54,704)	$—	$(54,704)
USD	5,110	01/15/2025	1.671%	CPI	#	Maturity	(185,311)	—	(185,311)
USD	1,894	01/15/2025	1.637%	CPI	#	Maturity	(68,520)	—	(68,520)
USD	4,236	01/15/2025	1.673%	CPI	#	Maturity	(161,362)	—	(161,362)
USD	3,970	01/15/2028	0.735%	CPI	#	Maturity	158,286	—	158,286
USD	5,260	01/15/2028	1.230%	CPI	#	Maturity	(8,918)	—	(8,918)

							$(320,529)	$—	$(320,529)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,695	02/06/2025	3 Month LIBOR	1.419%	Quarterly/ Semi-Annual	$92,384	$—	$92,384
USD	10,900	04/03/2034	3 Month LIBOR	3.276%	Quarterly/ Semi-Annual	3,696,545	—	3,696,545
USD	18,615	04/01/2039	3.022%	3 Month LIBOR	Semi-Annual/ Quarterly	(7,232,317)	—	(7,232,317)

58 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	4,150	04/01/2039	0.834%	3 Month LIBOR	Semi-Annual/ Quarterly	$40,120	$—	$40,120
USD	3,000	04/01/2039	0.780%	3 Month LIBOR	Semi-Annual/ Quarterly	56,574	(121)	56,695
USD	3,000	04/01/2039	0.930%	3 Month LIBOR	Semi-Annual/ Quarterly	(22,352)	—	(22,352)
USD	1,550	04/01/2039	1.442%	3 Month LIBOR	Semi-Annual/ Quarterly	(155,839)	—	(155,839)
USD	22,500	04/01/2044	3 Month LIBOR	3.081%	Quarterly/ Semi-Annual	10,935,086	—	10,935,086
USD	4,885	04/23/2049	2.801%	3 Month LIBOR	Semi-Annual/ Quarterly	(2,428,342)	—	(2,428,342)

						$4,981,859	$(121)	$4,981,980

INFLATION (CPI) Swaps (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	6,825	09/20/2020	2.263%	CPI	#	Maturity	$(179,149)	$—	$(179,149)
Barclays Bank PLC	USD	6,449	10/15/2020	2.208%	CPI	#	Maturity	(163,149)	—	(163,149)
Barclays Bank PLC	USD	3,495	10/15/2020	2.210%	CPI	#	Maturity	(88,596)	—	(88,596)
Citibank, NA	USD	4,690	10/17/2020	2.220%	CPI	#	Maturity	(119,825)	—	(119,825)
JPMorgan Chase Bank, NA	USD	6,204	08/30/2020	2.210%	CPI	#	Maturity	(155,464)	—	(155,464)

								$(706,183)	$—	$(706,183)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

abfunds.com	AB MUNICIPAL INCOME FUND II | 59

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

INTEREST RATE SWAP (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	3,025	10/09/2029	1.120%	SIFMA	*	Quarterly	$(166,221)	$—	$(166,221)
Citibank, NA	USD	3,025	10/09/2029	1.125%	SIFMA	*	Quarterly	(167,788)	—	(167,788)

								$(334,009)	$—	$(334,009)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2020, the aggregate market value of these securities amounted to $4,078,050 or 2.0% of net assets.

(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(d)	Affiliated investments.

(e)	The rate shown represents the 7-day yield as of period end.

As of May 31, 2020, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.5% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rates

NATL – National Interstate Corporation

See notes to financial statements.

60 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS

AB MINNESOTA PORTFOLIO

May 31, 2020

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 93.1%
Long-Term Municipal Bonds – 93.1%
Minnesota – 93.1%
Anoka-Hennepin Independent School District No. 11 (Anoka-Hennepin Independent School District No. 11 COP) Series 2014A 5.00%, 02/01/2034	$1,695	$1,949,284
Central Minnesota Municipal Power Agency Series 2012 5.00%, 01/01/2032	2,200	2,358,224
City of Center City MN (Hazelden Betty Ford Foundation) 4.00%, 11/01/2041	850	884,774
Series 2014 5.00%, 11/01/2029-11/01/2044	800	856,591
City of Duluth MN Series 2016A 5.00%, 02/01/2034	1,000	1,211,940
City of Maple Grove MN (Maple Grove Hospital Corp.) Series 2017 5.00%, 05/01/2031	1,000	1,150,950
City of Minneapolis MN (Fairview Health Services Obligated Group) Series 2015A 5.00%, 11/15/2033	1,000	1,122,370
Series 2018A 5.00%, 11/15/2036	2,000	2,298,600
City of Minneapolis MN (Minneapolis Common Bond Fund) Series 20102A 6.25%, 12/01/2030	1,000	1,029,130
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority (Allina Health Obligated Group) Series 2017A 5.00%, 11/15/2028	1,355	1,678,127
NATL 0.075%, 08/01/2028(a)	500	500,000
City of Rochester MN (Mayo Clinic) Series 2016B 5.00%, 11/15/2036	60	86,301
Series 2018 4.00%, 11/15/2048	1,000	1,113,650

abfunds.com	AB MUNICIPAL INCOME FUND II | 61

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of St. Cloud MN (CentraCare Health System Obligated Group) Series 2010A 5.125%, 05/01/2030	$95	$95,219
City of St. Paul MN (City of St. Paul MN Sales Tax) Series 2014G 5.00%, 11/01/2030-11/01/2032	2,900	3,420,633
City of Wayzata MN (Wayzata Bay Senior Housing, Inc.) 5.00%, 08/01/2049	395	396,845
Cloquet Independent School District No. 94 Series 2015B 5.00%, 02/01/2031	2,200	2,636,634
Duluth Economic Development Authority (Essentia Health Obligated Group) 4.25%, 02/15/2043	500	522,355
Series 2018A 5.00%, 02/15/2048	1,000	1,114,030
Housing & Redevelopment Authority of The City of St. Paul Minnesota Series 2015A 5.00%, 11/15/2040 (Pre-refunded/ETM)	600	747,252
Housing & Redevelopment Authority of The City of St. Paul Minnesota (HealthPartners Obligated Group) Series 2015A 5.00%, 07/01/2032	1,000	1,127,740
Hutchinson Utilities Commission Series 2012A 5.00%, 12/01/2025	420	466,473
Minneapolis Special School District No. 1 Series 2016 5.00%, 02/01/2031	3,000	3,745,830
Minneapolis-St. Paul Metropolitan Airports Commission Series 2012B 5.00%, 01/01/2029	1,250	1,324,362
Minnesota Higher Education Facilities Authority (College of St. Scholastica, Inc.) 4.00%, 12/01/2040	750	716,490
Minnesota Higher Education Facilities Authority (Hamline University) Series 2017B 5.00%, 10/01/2036	500	520,255

62 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Minnesota Higher Education Facilities Authority (St. Catherine University) Series 2018A 5.00%, 10/01/2045	$1,100	$1,156,430
Minnesota Higher Education Facilities Authority (St. Olaf College) Series 20158 5.00%, 12/01/2032	1,000	1,151,140
Minnesota Higher Education Facilities Authority (University of St. Thomas/Minneapolis) Series 2017A 4.00%, 10/01/2034	800	860,800
Minnesota Housing Finance Agency (Minnesota Housing Finance Agency State Lease) Series 2019A 4.00%, 08/01/2031	50	60,450
Minnesota Municipal Power Agency Series 2014 5.00%, 10/01/2032	750	880,335
New Prague Independent School District No. 721 Series 2015A 4.00%, 02/01/2032	1,000	1,111,830
North St. Paul-Maplewood-Oakdale Independent School District No. 622 Series 2019A 3.00%, 02/01/2038	1,000	1,062,530
Northern Municipal Power Agency Series 2017 5.00%, 01/01/2033-01/01/2041	1,150	1,372,987
Southern Minnesota Municipal Power Agency Series 2017A 5.00%, 01/01/2047	2,000	2,418,020
St. Paul Port Authority (Amherst H Wilder Foundation/MN) Series 2010-3 5.00%, 12/01/2029	2,445	2,462,188
State of Minnesota Series 2019A 5.00%, 08/01/2037	1,000	1,310,550
University of Minnesota Series 2014B 4.00%, 01/01/2032	2,000	2,196,500

abfunds.com	AB MUNICIPAL INCOME FUND II | 63

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Western Minnesota Municipal Power Agency Series 2014A 5.00%, 01/01/2040 (Pre-refunded/ETM)	$1,500	$1,748,550

Total Municipal Obligations (cost $47,924,925)		50,866,369

	Shares
SHORT-TERM INVESTMENTS – 5.5%
Investment Companies – 5.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.14%(b)(c)(d) (cost $3,001,212)	3,001,212	3,001,212

Total Investments – 98.6% (cost $50,926,137)		53,867,581
Other assets less liabilities – 1.4%		777,434

Net Assets – 100.0%		$54,645,015

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,510	1/15/2025	1.671%	CPI	#	Maturity	$(54,759)	$—	$(54,759)
USD	954	1/15/2025	1.673%	CPI	#	Maturity	(36,341)	—	(36,341)
USD	430	8/9/2024	1.690%	CPI	#	Maturity	(15,682)	—	(15,682)
USD	426	1/15/2025	1.637%	CPI	#	Maturity	(15,412)	—	(15,412)
USD	1,410	1/15/2028	1.230%	CPI	#	Maturity	(2,391)	—	(2,391)
USD	1,070	1/15/2028	0.735%	CPI	#	Maturity	42,662	—	42,662

							$(81,923)	$—	$(81,923)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

64 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	169	02/05/2025	3 Month LIBOR	1.361%	Quarterly/ Semi- Annual	$8,708	$—	$8,708
USD	381	02/06/2025	3 Month LIBOR	1.419%	Quarterly/ Semi- Annual	20,766	—	20,766
USD	19,870	11/12/2039	3 Month LIBOR	3.320%	Quarterly/ Semi- Annual	9,026,192	—	9,026,192
USD	390	11/12/2039	3 Month LIBOR	3.342%	Quarterly/ Semi- Annual	178,762	—	178,762
USD	11,985	11/01/2049	3.137%	3 Month LIBOR	Semi- Annual/ Quarterly	(7,158,273)	—	(7,158,273)

						$2,076,155	$—	$2,076,155

INFLATION (CPI) SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	1,799	09/20/2020	2.263%	CPI	#	Maturity	$(47,222)	$—	$(47,222)
Barclays Bank PLC	USD	1,743	10/15/2020	2.208%	CPI	#	Maturity	(44,095)	—	(44,095)
Barclays Bank PLC	USD	921	10/15/2020	2.210%	CPI	#	Maturity	(23,347)	—	(23,347)
Citibank, N.A.	USD	1,270	10/17/2020	2.220%	CPI	#	Maturity	(32,447)	—	(32,447)
JPMorgan Chase Bank, N.A.	USD	1,711	08/30/2020	2.210%	CPI	#	Maturity	(42,876)	—	(42,876)

								$(189,987)	$—	$(189,987)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, N.A.	USD	835	10/09/2029	1.120%	SIFMA	*	Quarterly	$(45,882)	$—	$(45,882)
Citibank, N.A.	USD	835	10/09/2029	1.125%	SIFMA	*	Quarterly	(46,315)	—	(46,315)

								$(92,197)	$—	$(92,197)

abfunds.com	AB MUNICIPAL INCOME FUND II | 65

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of May 31, 2020 and the aggregate market value of this security amounted to $500,000 or 0.92% of net assets.

(b)	Affiliated investments.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of May 31, 2020, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.0% and 0.0%, respectively.

Glossary:

COP – Certificate of Participation

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rates

NATL – National Interstate Corporation

See notes to financial statements.

66 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS

AB NEW JERSEY PORTFOLIO

May 31, 2020

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.8%
Long-Term Municipal Bonds – 98.8%
New Jersey – 77.4%
City of Jersey City NJ Series 2017A 5.00%, 11/01/2031-11/01/2037	$1,500	$1,854,795
City of Ocean City NJ 2.25%, 09/15/2032	1,825	1,874,896
Hudson County Improvement Authority (County of Hudson NJ) Series 2016 5.00%, 05/01/2036	2,400	2,905,632
Morris-Union Jointure Commission (Morris-Union Jointure Commission COP) AGM Series 2013 5.00%, 08/01/2026	3,320	3,751,733
New Jersey Economic Development Authority (Bancroft Neurohealth Obligated Group) Series 2016A 5.00%, 06/01/2041	1,000	978,380
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2013 5.00%, 03/01/2030	4,000	4,121,840
New Jersey Economic Development Authority (NJ Metromall Urban Renewal, Inc.) Series 2002 6.50%, 04/01/2028	1,000	1,070,630
New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.) Series 2017 5.00%, 07/15/2032	1,000	1,086,980
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.00%, 01/01/2028	1,000	1,090,540
5.50%, 01/01/2027	1,000	1,110,550
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2047	2,000	2,084,560

abfunds.com	AB MUNICIPAL INCOME FUND II | 67

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Jersey Economic Development Authority (Seeing Eye, Inc. (The)) Series 2017 5.00%, 06/01/2032	$1,765	$2,093,802
New Jersey Economic Development Authority (United Airlines, Inc.) Series 1999 5.25%, 09/15/2029	1,165	1,150,601
New Jersey Educational Facilities Authority (Kean University) AGM Series 2015H 5.00%, 07/01/2034	2,500	2,799,225
New Jersey Educational Facilities Authority (Stevens Institute of Technology) Series 2020A 5.00%, 07/01/2045	2,000	2,253,180
New Jersey Health Care Facilities Financing Authority Series 2013 5.25%, 07/01/2031 (Pre-refunded/ETM)	320	364,925
AGC Series 2004A 5.25%, 07/01/2023 (Pre-refunded/ETM)	2,085	2,401,920
New Jersey Health Care Facilities Financing Authority (AHS Hospital Corp.) Series 2008A 5.125%, 07/01/2022	45	45,146
New Jersey Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group) Series 2017A 5.00%, 07/01/2035	1,950	2,347,118
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017A 5.00%, 07/01/2035	1,835	2,136,013
New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group) Series 2016A 5.00%, 07/01/2033	1,000	1,153,380
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2028-06/15/2029	2,750	2,977,460

68 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2015A 5.25%, 06/15/2041	$1,250	$1,291,450
Series 2018A 5.00%, 12/15/2035	1,750	1,831,410
New Jersey Turnpike Authority Series 2019A 5.00%, 01/01/2048	680	803,304
North Hudson Sewerage Authority/NJ NATL Series 2001A Zero Coupon, 08/01/2024 (Pre-refunded/ETM)	2,625	2,528,662
Rahway Valley Sewerage Authority (The) NATL Series 2005A Zero Coupon, 09/01/2035	3,445	2,437,785
Tobacco Settlement Financing Corp. Series 2018B 5.00%, 06/01/2046	2,040	2,138,593
Union County Improvement Authority (Township of Union NJ/Union County Lease) NATL Series 2003A 5.25%, 08/15/2023	1,590	1,596,010
Union County Utilities Authority (County of Union NJ Lease) Series 2011A 5.25%, 12/01/2031	3,060	3,222,884

		57,503,404

Alabama – 0.1%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 4.50%, 05/01/2032(a)	100	100,288

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 09/01/2038(a)	215	255,863

Arizona – 0.1%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018A 6.00%, 07/01/2052(a)	100	105,353

abfunds.com	AB MUNICIPAL INCOME FUND II | 69

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California – 0.5%
California Statewide Communities Development Authority (Enloe Medical Center) Series 2008A 5.50%, 08/15/2023	$400	$401,500

Florida – 0.1%
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center -Orlando) Series 2018A 7.50%, 06/01/2048(a)	100	88,982

Guam – 2.2%
Guam Power Authority Series 2017A 5.00%, 10/01/2036-10/01/2040	805	856,719
Territory of Guam (Guam Section 30 Income Tax) Series 2016A 5.00%, 12/01/2046	720	749,858

		1,606,577

Idaho – 1.5%
Idaho Housing & Finance Association (State of Idaho Fed Hwy Grant) Series 2014 5.00%, 07/15/2031	1,000	1,125,700

Illinois – 1.7%
Chicago Board of Education Series 2018A 5.00%, 12/01/2031	305	306,135
Metropolitan Pier & Exposition Authority Series 2015B 5.00%, 12/15/2045	1,000	973,210

		1,279,345

Louisiana – 0.2%
Parish of St. James LA (NuStar Logistics LP) Series 20202 6.35%, 10/01/2040(a)(b)	100	109,613

Michigan – 0.1%
City of Detroit MI 5.00%, 04/01/2036	50	51,212

70 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Nevada – 0.1%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018C Zero Coupon, 07/01/2058(a)	$500	$53,695

New York – 9.0%
Port Authority of New York & New Jersey Series 2012 5.00%, 07/15/2030	3,250	3,449,583
Series 2014 5.00%, 09/01/2031	1,100	1,231,252
Port Authority of New York & New Jersey (JFK International Air Terminal LLC) NATL Series 1997 5.75%, 12/01/2022	2,010	2,020,894

		6,701,729

North Dakota – 0.3%
County of Grand Forks ND (Red River Biorefinery LLC) 5.75%, 09/15/2028	265	229,776

Ohio – 1.2%
Buckeye Tobacco Settlement Financing Authority Series 2020B 5.00%, 06/01/2055	605	610,499
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 06/01/2033	280	280,000

		890,499

Puerto Rico – 1.8%
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 07/01/2031	155	164,436
NATL Series 2007V 5.25%, 07/01/2029	155	155,095
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 07/01/2041	100	105,147
AGC Series 2007N 5.25%, 07/01/2036	165	175,504
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	300	309,750

abfunds.com	AB MUNICIPAL INCOME FUND II | 71

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2029	$104	$75,227
Series 2019A 4.329%, 07/01/2040	70	67,200
5.00%, 07/01/2058	285	285,217

		1,337,576

South Carolina – 0.9%
South Carolina Public Service Authority Series 2016B 5.00%, 12/01/2041	570	629,873

Tennessee – 0.4%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/2035(a)	145	129,288
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018A 6.25%, 04/01/2049(a)	260	146,980

		276,268

Texas – 0.3%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	245	246,791

Washington – 0.3%
Kalispel Tribe of Indians Series 2018B 5.25%, 01/01/2038(a)(b)	210	220,013

Wisconsin – 0.3%
UMA Education, Inc. 5.00%, 10/01/2034(a)	200	202,216

Total Investments – 98.8% (cost $70,686,832)		73,416,273
Other assets less liabilities – 1.2%		920,859

Net Assets – 100.0%		$74,337,132

72 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	750	08/09/2024	1.690%	CPI	#	Maturity	$(27,352)	$—	$(27,352)
USD	1,910	01/15/2025	1.671%	CPI	#	Maturity	(69,265)	—	(69,265)
USD	1,403	01/15/2025	1.673%	CPI	#	Maturity	(53,444)	—	(53,444)
USD	627	01/15/2025	1.637%	CPI	#	Maturity	(22,683)	—	(22,683)
USD	2,070	01/15/2028	1.230%	CPI	#	Maturity	(3,510)	—	(3,510)
USD	1,640	01/15/2028	0.735%	CPI	#	Maturity	65,388	—	65,388

							$(110,866)	$—	$(110,866)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	3,640	06/17/2021	3 Month LIBOR	1.907%	Quarterly/ Semi- Annual	$86,232	$—	$86,232
USD	3,430	08/09/2022	3 Month LIBOR	1.486%	Quarterly/ Semi- Annual	107,784	—	107,784
USD	249	02/05/2025	3 Month LIBOR	1.361%	Quarterly/ Semi- Annual	12,829	—	12,829
USD	561	02/06/2025	3 Month LIBOR	1.419%	Quarterly/ Semi- Annual	30,577	—	30,577
USD	400	04/16/2049	3 Month LIBOR	2.746%	Quarterly/ Semi- Annual	192,948	—	192,948

						$430,370	$—	$430,370

INFLATION (CPI) SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	3,062	09/20/2020	2.263%	CPI	#	Maturity	$(80,374)	$—	$(80,374)
Barclays Bank PLC	USD	2,721	10/15/2020	2.208%	CPI	#	Maturity	(68,837)	—	(68,837)
Barclays Bank PLC	USD	1,568	10/15/2020	2.210%	CPI	#	Maturity	(39,748)	—	(39,748)

abfunds.com	AB MUNICIPAL INCOME FUND II | 73

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	1,980	10/17/2020	2.220%	CPI	#	Maturity	$(50,587)	$—	$(50,587)
JPMorgan Chase Bank, NA	USD	2,944	08/30/2020	2.210%	CPI	#	Maturity	(73,773)	—	(73,773)

								$(313,319)	$—	$(313,319)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	1,235	10/09/2029	1.120%	SIFMA	*	Quarterly	$(67,862)	$—	$(67,862)
Citibank, NA	USD	1,235	10/09/2029	1.125%	SIFMA	*	Quarterly	(68,502)	—	(68,502)

								$(136,364)	$—	$(136,364)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2020, the aggregate market value of these securities amounted to $1,659,082 or 2.2% of net assets.

(b)	When-Issued or delayed delivery security.

As of May 31, 2020, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 24.7% and 6.7%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

COP – Certificate of Participation

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rates

NATL – National Interstate Corporation

See notes to financial statements.

74 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS

AB OHIO PORTFOLIO

May 31, 2020

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.3%
Long-Term Municipal Bonds – 98.3%
Ohio – 80.5%
American Municipal Power, Inc. 4.00%, 02/15/2039	$1,000	$1,156,140
Series 2016A 5.00%, 02/15/2034	2,000	2,374,900
Buckeye Tobacco Settlement Financing Authority Series 2020B 5.00%, 06/01/2055	1,070	1,079,726
City of Chillicothe OH (Adena Health System Obligated Group) 4.00%, 12/01/2042	505	536,759
City of Chillicothe/OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2037	1,700	1,978,222
City of Cleveland OH 5.00%, 12/01/2028	25	27,872
Cleveland Department of Public Utilities Division of Public Power AGM Series 2018 5.00%, 11/15/2035	1,100	1,382,557
Cleveland Municipal School District Series 2015A 5.00%, 12/01/2033	3,000	3,373,860
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) 4.00%, 12/01/2040	1,370	1,516,138
County of Allen/OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) Series 2017A 5.00%, 08/01/2042	1,650	1,917,762
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2037	1,400	1,494,262
County of Darke OH (Wayne Hospital Co. Obligated Group) Series 2019A 5.00%, 09/01/2049	190	196,625
County of Franklin OH (Agler Green LP) Series 2002A 5.65%, 05/20/2032	770	772,164
5.80%, 05/20/2044	1,150	1,152,668

abfunds.com	AB MUNICIPAL INCOME FUND II | 75

PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

County of Franklin OH (First Community Village Obligated Group) 5.00%, 07/01/2049	$160	$145,016
Series 2013 5.625%, 07/01/2047	865	864,360
County of Franklin OH (Trinity Health Corp.) Series 2017 5.00%, 12/01/2047	1,150	1,328,077
Series 2019A 4.00%, 12/01/2038	1,250	1,382,537
County of Hamilton OH (Life Enriching Communities Obligated Group) Series 2012 5.00%, 01/01/2042	1,625	1,534,764
County of Hamilton OH Sewer System Revenue Series 2013A 5.00%, 12/01/2031	4,305	4,936,759
County of Marion OH (United Church Homes, Inc. Obligated Group) 5.00%, 12/01/2039	200	170,048
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018A 6.25%, 04/01/2049(a)	450	254,390
County of Scioto OH (Southern Ohio Medical Center Obligated Group) Series 2016 5.00%, 02/15/2033	1,000	1,099,950
Dayton-Montgomery County Port Authority (StoryPoint Troy Project) Series 20151 7.00%, 01/15/2040(b)	575	462,363
Gallia County Local School District Series 2014 5.00%, 11/01/2029	2,000	2,354,340
Northeast Ohio Regional Sewer District 3.00%, 11/15/2035	1,935	2,153,133
Ohio Air Quality Development Authority (Energy Harbor Generation LLC) Series 2009D 4.25%, 08/01/2029	1,065	1,062,337
Ohio Air Quality Development Authority (Energy Harbor Nuclear Generation LLC) Series 2009A 4.375%, 06/01/2033	105	105,000

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PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Ohio Air Quality Development Authority (Ohio Valley Electric Corp.) 3.25%, 09/01/2029	$640	$618,464
Ohio Air Quality Development Authority (Pratt Paper/OH, Inc.) Series 2017 4.50%, 01/15/2048(a)	700	703,206
Ohio Higher Educational Facility Commission (Denison University) Series 2012 5.00%, 11/01/2032	590	631,483
Ohio Higher Educational Facility Commission (Kenyon College) Series 2017 5.00%, 07/01/2034-07/01/2042	3,365	3,736,831
Ohio University Series 2013 5.00%, 12/01/2032 (Pre-refunded/ETM)	2,020	2,259,249
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2020A 5.00%, 12/01/2040	1,135	1,494,988
Princeton City School District Series 2014 5.00%, 12/01/2039 (Pre-refunded/ETM)	750	907,718
South-Western City School District 4.00%, 12/01/2048	1,000	1,168,360
State of Ohio (University Hospitals Health System, Inc. Obligated Group) Series 2020A 4.00%, 01/15/2038	800	881,160
Summit County Development Finance Authority (County of Summit OH Lease) Series 2012 5.00%, 12/01/2025	3,760	4,192,964
Toledo-Lucas County Port Authority (CSX Transportation, Inc.) Series 1992 6.45%, 12/15/2021	1,270	1,376,058
University of Akron (The) Series 2014A 5.00%, 01/01/2032	3,080	3,393,328

		58,176,538

abfunds.com	AB MUNICIPAL INCOME FUND II | 77

PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Alabama – 0.3%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 4.50%, 05/01/2032(a)	$100	$100,288
5.25%, 05/01/2044(a)	100	102,064

		202,352

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 09/01/2038(a)	185	220,161

Arizona – 0.1%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018A 6.00%, 07/01/2052(a)	100	105,353

California – 0.3%
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 07/01/2037(a)	220	226,517
State of California Series 2004 5.25%, 04/01/2029	5	5,018

		231,535

Connecticut – 0.6%
Connecticut State Health & Educational Facilities Authority (University of New Haven, Inc.) Series 2018K-1 5.00%, 07/01/2037	415	429,853

Florida – 3.5%
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group) Series 2014 5.00%, 04/01/2033	1,000	1,097,050
County of Miami-Dade FL Aviation Revenue Series 2014A 5.00%, 10/01/2033	1,300	1,434,862

		2,531,912

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PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Georgia – 0.1%
Municipal Electric Authority of Georgia 5.00%, 01/01/2059	$100	$106,876

Guam – 1.9%
Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046	615	656,642
Guam Power Authority Series 2017A 5.00%, 10/01/2036-10/01/2038	690	737,956

		1,394,598

Illinois – 0.3%
Metropolitan Pier & Exposition Authority 5.00%, 06/15/2050	210	201,737

Indiana – 0.1%
Indiana Finance Authority (RES Polyflow Indiana LLC) 7.00%, 03/01/2039(a)	110	92,485

Kansas – 0.4%
Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Government Sales Tax) Series 2018 4.50%, 06/01/2040	315	284,517

Michigan – 0.1%
City of Detroit MI 5.00%, 04/01/2036	50	51,212

New York – 0.9%
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2011 5.00%, 07/01/2028	635	657,600

North Carolina – 0.5%
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035	375	333,236

abfunds.com	AB MUNICIPAL INCOME FUND II | 79

PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 1.6%
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 07/01/2031	$100	$106,088
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 07/01/2041	100	105,147
AGC Series 2007N 5.25%, 07/01/2034-07/01/2036	270	287,201
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	255	263,288
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2029	100	72,334
Series 2019A 4.329%, 07/01/2040	70	67,200
5.00%, 07/01/2058	265	265,201

		1,166,459

Tennessee – 1.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/2035(a)	125	111,455
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Belmont University) Series 2012 5.00%, 11/01/2029	630	653,990

		765,445

Texas – 5.7%
Arlington Higher Education Finance Corp. (Lifeschool of Dallas) Series 2014A 5.00%, 08/15/2039	1,000	1,123,880
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2014 5.00%, 09/01/2031	1,025	1,022,847

80 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2018 5.00%, 07/15/2028	$215	$214,561
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	215	216,572
North Texas Tollway Authority (North Texas Tollway System) Series 2015B 5.00%, 01/01/2034	700	800,296
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC) Series 2010 7.00%, 06/30/2040	740	743,693

		4,121,849

Total Municipal Obligations (cost $68,820,116)		71,073,718

	Shares
SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.14%(c)(d)(e) (cost $137,003)	137,003	137,003

Total Investments – 98.5% (cost $68,957,119)		71,210,721
Other assets less liabilities – 1.5%		1,090,627

Net Assets – 100.0%		$72,301,348

abfunds.com	AB MUNICIPAL INCOME FUND II | 81

PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	710	08/09/2024	1.690%	CPI	#	Maturity	$(25,893)	$—	$(25,893)
USD	355	01/15/2025	1.637%	CPI	#	Maturity	(12,843)	—	(12,843)
USD	795	01/15/2025	1.673%	CPI	#	Maturity	(30,284)	—	(30,284)
USD	1,880	01/15/2025	1.671%	CPI	#	Maturity	(68,177)	—	(68,177)
USD	1,520	01/15/2028	0.735%	CPI	#	Maturity	60,603	—	60,603
USD	2,020	01/15/2028	1.230%	CPI	#	Maturity	(3,425)	—	(3,425)

							$(80,019)	$—	$(80,019)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	8,000	06/17/2021	3 Month LIBOR	1.907%	Quarterly/ Semi- Annual	$189,522	$—	$189,522
USD	6,630	08/09/2022	3 Month LIBOR	1.486%	Quarterly/ Semi- Annual	208,342	—	208,342
USD	142	02/05/2025	3 Month LIBOR	1.361%	Quarterly/ Semi- Annual	7,316	—	7,316
USD	318	02/06/2025	3 Month LIBOR	1.419%	Quarterly/ Semi- Annual	17,332	—	17,332

						$422,512	$—	$422,512

INFLATION (CPI) SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	2,685	09/20/2020	2.263%	CPI	#	Maturity	$(70,478)	$—	$(70,478)
Barclays Bank PLC	USD	2,541	10/15/2020	2.208%	CPI	#	Maturity	(64,283)	—	(64,283)
Barclays Bank PLC	USD	1,375	10/15/2020	2.210%	CPI	#	Maturity	(34,855)	—	(34,855)
Citibank, NA	USD	1,850	10/17/2020	2.220%	CPI	#	Maturity	(47,266)	—	(47,266)
JPMorgan Chase Bank, NA	USD	2,494	08/30/2020	2.210%	CPI	#	Maturity	(62,497)	—	(62,497)

								$(279,379)	$—	$(279,379)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

82 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	1,175	10/09/2029	1.120%	SIFMA	*	Quarterly	$(64,565)	$—	$(64,565)
Citibank, NA	USD	1,175	10/09/2029	1.125%	SIFMA	*	Quarterly	(65,174)	—	(65,174)

								$(129,739)	$—	$(129,739)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2020, the aggregate market value of these securities amounted to $2,132,491 or 2.9% of net assets.

(b)	Illiquid security.

(c)	Affiliated investments.

(d)	The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of May 31, 2020, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.6% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rates

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 83

PORTFOLIO OF INVESTMENTS

AB PENNSYLVANIA PORTFOLIO

May 31, 2020

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.1%
Long-Term Municipal Bonds – 97.1%
Pennsylvania – 87.1%
Adams County Industrial Development Authority (Gettysburg College)
Series 2010 5.00%, 08/15/2025	$1,090	$1,100,126
Allegheny County Hospital Development Authority (Allegheny Health Network Obligated Group)
Series 2018A 5.00%, 04/01/2036	1,600	1,882,016
Altoona Area School District
BAM Series 2018 5.00%, 12/01/2039	2,000	2,383,720
Beaver County Industrial Development Authority (Energy Harbor Generation LLC)
Series 2016B 4.25%, 10/01/2047	690	689,138
Beaver County Industrial Development Authority (Energy Harbor Nuclear Generation LLC)
Series 2016A 4.375%, 01/01/2035	415	415,000
Berks County Industrial Development Authority (Highlands at Wyomissing (The))
Series 2018 5.00%, 05/15/2043	500	493,935
Bucks County Water & Sewer Authority
AGM Series 2011 5.00%, 12/01/2029 (Pre-refunded/ETM)	1,255	1,345,598
AGM Series 2015A 5.00%, 12/01/2037	780	910,705
Centre County Hospital Authority (Mount Nittany Medical Center Obligated Group)
Series 2018A 5.00%, 11/15/2042	1,000	1,165,030
Chambersburg Area Municipal Authority (Wilson College)
Series 2018 5.75%, 10/01/2043	650	644,170

84 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Chester County Health & Education Facilities Authority (Main Line Health System, Inc. Obligated Group)
Series 2020A 4.00%, 09/01/2040	$1,000	$1,150,390
Chester County Industrial Development Authority (Woodlands at Greystone Neighborhood Improvement District)
Series 2018 5.00%, 03/01/2038(a)	375	350,265
City of Philadelphia PA
Series 2014A 5.25%, 07/15/2031	2,500	2,888,275
Series 2017 5.00%, 08/01/2031	1,000	1,254,230
City of Philadelphia PA Water & Wastewater Revenue
Series 2017A 5.00%, 10/01/2036	1,700	2,071,705
Series 2018A 5.00%, 10/01/2048	1,000	1,217,290
Commonwealth Financing Authority (Commonwealth Financing Authority State Lease)
Series 2018 5.00%, 06/01/2031	2,500	3,041,925
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania COP)
Series 2018A 5.00%, 07/01/2034-07/01/2036	2,200	2,727,411
Crawford County Hospital Authority (Meadville Medical Center Obligated Group)
Series 2016A 6.00%, 06/01/2046	635	678,085
Cumberland County Municipal Authority (Penn State Health Obligated Group) 3.00%, 11/01/2038	2,440	2,485,774
Delaware County Authority (Elwyn Obligated Group)
Series 2017 5.00%, 06/01/2032	1,625	1,587,755

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Delaware County Regional Water Quality Control Authority
Series 2013 5.00%, 05/01/2030 (Pre-refunded/ETM)	$2,070	$2,349,450
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group)
Series 2017 5.00%, 07/01/2033	660	722,304
Montgomery County Higher Education & Health Authority (HumanGood Pennsylvania Obligated Group)
Series 2017 5.00%, 12/01/2037	1,100	1,110,956
Moon Industrial Development Authority (Baptist Homes Society)
Series 2015 5.75%, 07/01/2035	765	761,144
Northampton County General Purpose Authority (Lafayette College)
Series 2013A 5.00%, 11/01/2032	2,000	2,248,500
Northeastern Pennsylvania Hospital & Education Authority (Wilkes University)
Series 2016B 5.25%, 03/01/2037	520	525,304
Pennsylvania Economic Development Financing Authority (Covanta Holding Corp.)
Series 2019A 3.25%, 08/01/2039(a)	270	224,200
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp.)
Series 2012A
5.00%, 11/01/2032	2,000	2,187,360
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group)
Series 2020A 4.00%, 04/15/2040	670	722,883

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Pennsylvania State University (The)
Series 2020A 4.00%, 09/01/2050	$500	$575,335
Pennsylvania Turnpike Commission
Series 2010B-2 5.00%, 12/01/2030 (Pre-refunded/ETM)	2,185	2,237,090
Series 2017B 5.00%, 06/01/2036	1,000	1,154,260
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission Oil Franchise Tax)
Series 2018B 5.00%, 12/01/2038-12/01/2043	2,000	2,376,330
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.)
Series 2015A 6.375%, 06/01/2040	400	355,648
Philadelphia Authority for Industrial Development (Temple University-of The Commonwealth System of Higher Education)
Series 2016-2 5.00%, 04/01/2029	1,000	1,171,770
Philadelphia Parking Authority (The)
Series 2009 5.00%, 09/01/2026	2,725	2,748,299
School District of Philadelphia (The)
Series 2019A 5.00%, 09/01/2044	750	908,768
Scranton School District/PA
BAM Series 2017E 5.00%, 12/01/2033-12/01/2035	1,800	2,210,461
Sports & Exhibition Authority of Pittsburgh and Allegheny County (Sports & Exhibition Authority of Pittsburgh and Allegheny County Sales Tax)
AGM Series 2010 5.00%, 02/01/2031	1,075	1,079,493
State Public School Building Authority (Harrisburg School District)
AGM Series 2016A 5.00%, 12/01/2029	1,000	1,203,600
Susquehanna Area Regional Airport Authority
Series 2017 5.00%, 01/01/2035-01/01/2038	2,000	1,978,750

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Township of Lower Paxton PA
Series 2014 5.00%, 04/01/2044	$2,000	$2,305,940

		61,640,388

Alabama – 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.)
Series 2019A 5.25%, 05/01/2044(a)	145	147,993

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 09/01/2038(a)	185	220,161

Arizona – 0.1%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.)
Series 2018A 6.00%, 07/01/2052(a)	100	105,353

Colorado – 0.3%
City & County of Denver CO (United Airlines, Inc.)
Series 2017 5.00%, 10/01/2032	215	213,228

Florida – 0.1%
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center – Orlando)
Series 2018A 7. 50%, 06/01/2048(a)	100	88,982

Guam – 2.0%
Guam Power Authority
Series 2017A 5.00%, 10/01/2036-10/01/2040	645	686,437
Territory of Guam 5.00%, 11/15/2031	100	100,799

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Territory of Guam (Territory of Guam Business Privilege Tax)
Series 2011A 5.125%, 01/01/2042	$620	$628,953

		1,416,189

Illinois – 0.3%
Metropolitan Pier & Exposition Authority 5.00%, 06/15/2050	215	206,540

Kentucky – 0.5%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group)
Series 2017A 5.00%, 06/01/2041	315	330,492

Michigan – 0.1%
City of Detroit MI 5.00%, 04/01/2036	35	35,848

New Jersey – 0.6%
Tobacco Settlement Financing Corp.
Series 2018B 5.00%, 06/01/2046	425	445,540

New York – 3.0%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.)
Series 2015 5.50%, 09/01/2045(a)	200	211,634
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2012B 5.00%, 11/01/2030	1,735	1,894,932

		2,106,566

Puerto Rico – 1.6%
Puerto Rico Electric Power Authority
AGM Series 2007V 5.25%, 07/01/2031	100	106,088
Puerto Rico Highway & Transportation Authority
AGC Series 2005L 5.25%, 07/01/2041	100	105,147
NATL Series 2005L 5.25%, 07/01/2035	100	98,271

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

NATL Series 2007N 5.25%, 07/01/2032-07/01/2033	$215	$212,035
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP)
Series 2000 6.625%, 06/01/2026	250	258,125
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series 2018A
Zero Coupon, 07/01/2029	100	72,334
Series 2019A 4.329%, 07/01/2040	65	62,400
5.00%, 07/01/2058	250	250,190

		1,164,590

South Carolina – 0.7%
South Carolina Public Service Authority
Series 2016B 5.00%, 12/01/2041	470	519,369

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016A 5.00%, 12/01/2035(a)	120	106,997

Total Municipal Obligations (cost $65,420,457)		68,748,236

	Shares
SHORT-TERM INVESTMENTS – 1.1%
Investment Companies – 1.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.14%(b)(c)(d) (cost $761,381)	761,381	761,381

Total Investments – 98.2% (cost $66,181,838)		69,509,617
Other assets less liabilities – 1.8%		1,246,628

Net Assets – 100.0%		$70,756,245

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,950	01/15/2025	1.671%	CPI#	Maturity	$(70,715)	$—	$(70,715)
USD	1,299	01/15/2025	1.673%	CPI#	Maturity	(49,483)	—	(49,483)
USD	581	01/15/2025	1.637%	CPI#	Maturity	(21,019)	—	(21,019)
USD	1,970	01/15/2028	1.230%	CPI#	Maturity	(3,340)	—	(3,340)
USD	1,460	01/15/2028	0.735%	CPI#	Maturity	58,211	—	58,211
USD	550	08/09/2024	1.690%	CPI#	Maturity	(20,058)	—	(20,058)

						$(106,404)	$—	$(106,404)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	6,290	06/17/2021	3 Month LIBOR	1.907%	Quarterly/ Semi- Annual	$149,012	$—	$149,012
USD	3,590	08/09/2022	3 Month LIBOR	1.486%	Quarterly/ Semi- Annual	112,812	—	112,812
USD	231	02/05/2025	3 Month LIBOR	1.361%	Quarterly/ Semi- Annual	11,902	—	11,902
USD	519	02/06/2025	3 Month LIBOR	1.419%	Quarterly/ Semi- Annual	28,288	—	28,288

						$302,014	$—	$302,014

INFLATION (CPI) SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	2,612	09/20/2020	2.263%	CPI	#	Maturity	$(68,562)	$—	$(68,562)
Barclays Bank PLC	USD	2,507	10/15/2020	2.208%	CPI#		Maturity	(63,423)	—	(63,423)
Barclays Bank PLC	USD	1,338	10/15/2020	2.210%	CPI#		Maturity	(33,918)	—	(33,918)

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, N.A.	USD	1,820	10/17/2020	2.220%	CPI#	Maturity	$(46,499)	$—	$(46,499)
JPMorgan Chase Bank, N.A.	USD	2,446	08/30/2020	2.210%	CPI#	Maturity	(61,294)	—	(61,294)

							$(273,696)	$—	$(273,696)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, N.A.	USD	1,140	10/09/2029	1.120%	SIFMA*	Quarterly	$(62,642)	$—	$(62,642)
Citibank, N.A.	USD	1,140	10/09/2029	1.125%	SIFMA*	Quarterly	(63,233)	—	(63,233)

							$(125,875)	$—	$(125,875)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2020, the aggregate market value of these securities amounted to $1,455,585 or 2.1% of net assets.

(b)	Affiliated investments.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of May 31, 2020, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 14.0% and 2.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

COP – Certificate of Participation

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rates

NATL – National Interstate Corporation

UPMC – University of Pittsburgh Medical Center

See notes to financial statements.

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PORTFOLIO OF INVESTMENTS

AB VIRGINIA PORTFOLIO

May 31, 2020

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.0%
Long-Term Municipal Bonds – 96.5%
Virginia – 71.9%
Arlington County Industrial Development Authority (Virginia Hospital Center Arlington Health System/VA) 4.00%, 07/01/2045	$4,000	$4,324,640
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 03/01/2045(a)	585	559,576
Chesapeake Bay Bridge & Tunnel District Series 2016 5.00%, 07/01/2046	4,000	4,287,920
Chesterfield County Economic Development Authority (Brandermill Woods) Series 2012 5.125%, 01/01/2043	600	552,882
City of Newport News VA Series 2014A 5.00%, 07/15/2030-07/15/2032	2,000	2,353,540
City of Richmond VA Series 2019A 3.00%, 07/15/2034	3,500	3,864,000
City of Richmond VA Public Utility Revenue Series 2013A 5.00%, 01/15/2029 (Pre-refunded/ETM)	1,970	2,214,713
Series 2016 5.00%, 01/15/2030-01/15/2034	9,000	11,112,680
City of Suffolk VA Series 2010A 5.00%, 08/01/2022 (Pre-refunded/ETM)	210	211,632
5.00%, 08/01/2022 (Pre-refunded/ETM)(b)	1,870	1,884,848
Series 2011 5.00%, 02/01/2026 (Pre-refunded/ETM)	950	980,429
County of Fairfax VA Series 2014B 5.00%, 10/01/2020	2,000	2,032,440
Culpeper County Economic Development Authority (County of Culpeper VA Lease) Series 2014 4.00%, 06/01/2029	2,955	3,296,598

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Dullles Town Center Community Development Authority Series 2012 4.25%, 03/01/2026	$1,000	$977,500
Fairfax County Economic Development Authority 4.00%, 04/01/2035 (Pre-refunded/ETM)	415	498,095
4.00%, 04/01/2035	1,585	1,782,269
Fairfax County Economic Development Authority (County of Fairfax VA Lease) Series 2014A 5.00%, 10/01/2034	1,000	1,180,790
Fairfax County Economic Development Authority (Goodwin House, Inc.) Series 2016 5.00%, 10/01/2042	1,200	1,218,780
Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2014A 5.00%, 05/15/2044	2,000	2,210,680
Series 2018A 4.00%, 05/15/2048	1,500	1,671,435
Greater Richmond Convention Center Authority (Greater Richmond Convention Center Authority Hotel Occupancy Tax) Series 2015 5.00%, 06/15/2030-06/15/2031	5,000	5,494,030
Hampton Roads Sanitation District Series 2017A 5.00%, 10/01/2033	3,550	4,501,222
Hampton Roads Transportation Accountability Commission Series 2018A 5.00%, 07/01/2035	4,000	5,054,880
Hanover County Economic Development Authority (Covenant Woods) Series 2012A 5.00%, 07/01/2042	1,000	929,240
Henrico County Economic Development Authority Series 2013 5.00%, 11/01/2030 (Pre-refunded/ETM)	2,000	2,223,860

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Henrico County Economic Development Authority (LifeSpire of Virginia Obligated Group) Series 2017C 5.00%, 12/01/2037	$765	$719,092
Lexington Industrial Development Authority (Kendal at Lexington) Series 2016 4.00%, 01/01/2031	1,500	1,375,545
Lynchburg Economic Development Authority (Centra Health Obligated Group) Series 2017A 5.00%, 01/01/2047	1,750	1,969,467
Mosaic District Community Development Authority Series 2011A 6.875%, 03/01/2036	250	254,420
Norfolk Airport Authority/VA 5.00%, 07/01/2043	2,870	3,305,580
Norfolk Economic Development Authority Series 2013 5.00%, 11/01/2029 (Pre-refunded/ETM)	2,200	2,446,246
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC) Series 2017 5.55%, 01/01/2037(a)	1,000	996,730
Roanoke County Economic Development Authority (City of Roanoke VA Lease) Series 2015 5.00%, 10/15/2035	1,750	2,125,340
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) 4.00%, 07/01/2036-07/01/2038	2,550	2,986,932
AGM Series 2005C 5.00%, 07/01/2027	3,000	3,011,460
Roanoke Economic Development Authority (Lynchburg College) Series 2018A 5.00%, 09/01/2033-09/01/2043	3,660	3,913,864
Rockingham County Economic Development Authority (Sunnyside Presbyterian Home Obligated Group) 5.00%, 12/01/2039	1,000	1,027,400

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Suffolk Economic Development Authority (United Church Homes & Services Obligated Group) Series 2016 5.00%, 09/01/2031	$1,000	$983,880
Tobacco Settlement Financing Corp./VA Series 2007B1 5.00%, 06/01/2047	2,400	2,381,976
Virginia College Building Authority (Marymount University) Series 2015A 5.00%, 07/01/2030(a)	1,615	1,607,361
Virginia College Building Authority (Virginia College Building Authority State Lease) Series 2019B 3.00%, 02/01/2037	9,140	9,888,018
Virginia Commonwealth University Health System Authority Series 2011 5.00%, 07/01/2027 (Pre-refunded/ETM)	1,000	1,051,560
Virginia Commonwealth University Health System Authority (Virginia Commonwealth University Health System Authority Obligated Group) Series 2017B 5.00%, 07/01/2046	2,000	2,345,300
Virginia Port Authority Series 2016B 5.00%, 07/01/2035-07/01/2036	6,160	7,410,090
Virginia Public School Authority (Virginia Public School Authority State Lease) Series 2015 4.00%, 08/01/2020	720	724,565
Virginia Resources Authority Series 2011B 5.00%, 11/01/2026 (Pre-refunded/ETM)	4,830	5,148,635
5.00%, 11/01/2026	170	180,679
Series 2016C 4.00%, 11/01/2034	2,000	2,298,180
Virginia Resources Authority (Virginia Resources Authority SRF) Series 2013 5.00%, 10/01/2025	4,000	4,611,120

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Virginia Small Business Financing Authority (95 Express Lanes LLC) 5.00%, 07/01/2049	$2,000	$2,035,380
Virginia Small Business Financing Authority (Bon Secours Mercy Health, Inc.) 4.00%, 12/01/2049	3,500	3,829,700
Virginia Small Business Financing Authority (Covanta Holding Corp.) Series 2018 5.00%, 01/01/2048(a)	1,000	1,010,190
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2012 5.25%, 01/01/2032	2,500	2,588,425
5.50%, 01/01/2042	1,000	1,029,980
Virginia Small Business Financing Authority (Hampton University) Series 2014 5.25%, 10/01/2029	4,125	4,895,220
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC) 5.00%, 12/31/2049	430	450,322
Series 2017 5.00%, 12/31/2052	3,350	3,497,902
Winchester Economic Development Authority (Valley Health Obligated Group) Series 2015 5.00%, 01/01/2034-01/01/2035	3,500	4,022,205

		151,541,443

Alabama – 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 05/01/2044(a)	400	408,256

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 09/01/2038(a)	455	541,477

Arizona – 2.6%
Arizona Sports & Tourism Authority Series 2012A 5.00%, 07/01/2029	3,945	4,253,105

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018A 6.00%, 07/01/2052(a)	$200	$210,706
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	705	918,227

		5,382,038

California – 0.3%
California Statewide Communities Development Authority (Enloe Medical Center) Series 2008A 5.50%, 08/15/2023	660	662,475

District of Columbia – 9.4%
Metropolitan Washington Airports Authority Series 2012A 5.00%, 10/01/2030	1,000	1,074,990
Series 2016A 5.00%, 10/01/2035	1,200	1,382,484
Series 2018A 5.00%, 10/01/2036	3,000	3,572,670
Series 2020A 4.00%, 10/01/2035(c)	2,000	2,231,740
Metropolitan Washington Airports Authority (Dulles Toll Road) Series 2010B 6.50%, 10/01/2044	4,300	5,291,322
Washington Metropolitan Area Transit Authority Series 2017A 5.00%, 07/01/2031-07/01/2032	5,095	6,159,336

		19,712,542

Florida – 0.7%
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center – Orlando) Series 2018A 7.50%, 06/01/2048(a)	100	88,982

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Pinellas County Educational Facilities Authority (Barry University, Inc.) Series 2012 5.00%, 10/01/2027	$400	$410,948
5.25%, 10/01/2030	1,000	1,028,390

		1,528,320

Georgia – 0.2%
Municipal Electric Authority of Georgia 5.00%, 01/01/2039-01/01/2056	355	392,435

Guam – 0.9%
Guam Power Authority Series 2017A 5.00%, 10/01/2036	1,630	1,750,571
Territory of Guam 5.00%, 11/15/2031	100	100,799

		1,851,370

Illinois – 1.0%
Metropolitan Pier & Exposition Authority Series 2015B 5.00%, 12/15/2045	2,200	2,141,062

Michigan – 0.8%
City of Detroit MI 5.00%, 04/01/2036	85	87,060
Michigan Public Power Agency Series 2012A 5.00%, 01/01/2032	1,575	1,665,878

		1,752,938

Nevada – 0.0%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018C Zero Coupon, 07/01/2058(a)	500	53,695

New York – 1.1%
Metropolitan Transportation Authority Series 2011D 5.00%, 11/15/2029 (Pre-refunded/ETM)	1,010	1,081,064
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2011 5.00%, 07/01/2028	1,090	1,128,793

		2,209,857

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

North Carolina – 0.2%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037	$560	$498,786

Ohio – 0.3%
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 06/01/2033	600	600,000

Puerto Rico – 2.2%
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 07/01/2031	235	249,307
NATL Series 2007V 5.25%, 07/01/2035	100	98,236
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 07/01/2041	220	231,323
AGC Series 2007N 5.25%, 07/01/2034-07/01/2036	415	441,440
NATL Series 2005L 5.25%, 07/01/2035	110	108,098
NATL Series 2007N 5.25%, 07/01/2032	100	98,761
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog) Series 2003 5.00%, 12/01/2020	1,580	1,592,324
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	615	634,987
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico) NATL Series 2007 6.00%, 07/01/2025	100	103,000

100 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2029	$223	$161,305
Series 2019A 4.329%, 07/01/2040	180	172,800
5.00%, 07/01/2058	675	675,513

		4,567,094

South Carolina – 0.1%
South Carolina Public Service Authority Series 2014A 5.00%, 12/01/2049	205	217,499

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/2035(a)	295	263,034

Texas – 1.7%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	520	523,801
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015B 5.00%, 11/15/2036	1,150	833,992
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC) Series 2010 7.00%, 06/30/2040	1,110	1,115,539
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) Series 2013 6.75%, 06/30/2043	1,000	1,124,720

		3,598,052

abfunds.com	AB MUNICIPAL INCOME FUND II | 101

PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Washington – 0.6%
Pend Oreille County Public Utility District No. 1 Box Canyon Series 2018 5.00%, 01/01/2044	$650	$730,548
Washington Higher Education Facilities Authority (Whitworth University) Series 2012 5.00%, 10/01/2032	400	415,568
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019A 5.00%, 01/01/2055(a)	100	84,345

		1,230,461

Wisconsin – 1.9%
Wisconsin Health & Educational Facilities Authority Series 2012C 5.00%, 08/15/2032 (Pre-refunded/ETM)	2,700	2,969,595
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016A 5.00%, 01/01/2024	1,000	1,041,150

		4,010,745

Total Long-Term Municipal Bonds (cost $194,169,869)		203,163,579

SHORT-TERM MUNICIPAL NOTES – 1.5%
Massachusetts – 1.5%
Massachusetts Development Finance Agency (Trustees of The College of The Holy Cross) 0.05%, 09/01/2037(d) (cost $3,215,000)	3,215	3,215,000

Total Municipal Obligations (cost $197,384,869)		206,378,579

102 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.4%
Investment Companies – 1.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.14%(e)(f)(g) (cost $2,954,571)	2,954,571	$2,954,571

Total Investments – 99.4% (cost $200,339,440)		209,333,150
Other assets less liabilities – 0.6%		1,325,138

Net Assets – 100.0%		$210,658,288

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,980	08/09/2024	1.690%	CPI	#	Maturity	$(72,209)	$(1,572)	$(70,637)
USD	4,820	01/15/2025	1.671%	CPI	#	Maturity	(174,794)	—	(174,794)
USD	4,160	01/15/2025	1.673%	CPI	#	Maturity	(158,467)	—	(158,467)
USD	1,860	01/15/2025	1.637%	CPI	#	Maturity	(67,290)	—	(67,290)
USD	5,020	01/15/2028	1.230%	CPI	#	Maturity	(8,511)	—	(8,511)
USD	3,740	01/15/2028	0.735%	CPI	#	Maturity	149,116	—	149,116

							$(332,155)	$(1,572)	$(330,583)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	12,160	08/09/2022	3 Month LIBOR	1.486%	Quarterly/ Semi- Annual	$382,117	$—	$382,117
USD	1,661	02/06/2025	3 Month LIBOR	1.419%	Quarterly/ Semi- Annual	90,531	—	90,531
USD	2,875	09/13/2024	3 Month LIBOR	1.526%	Quarterly/ Semi- Annual	153,008	—	153,008

						$625,656	$—	$625,656

abfunds.com	AB MUNICIPAL INCOME FUND II | 103

PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

INFLATION (CPI) SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	6,633	09/20/2020	2.263%	CPI	#	Maturity	$(174,109)	$—	$(174,109)
Barclays Bank PLC	USD	6,159	10/15/2020	2.208%	CPI	#	Maturity	(155,813)	—	(155,813)
Barclays Bank PLC	USD	3,397	10/15/2020	2.210%	CPI	#	Maturity	(86,112)	—	(86,112)
Citibank, NA	USD	4,480	10/17/2020	2.220%	CPI	#	Maturity	(114,460)	—	(114,460)
JPMorgan Chase Bank, NA	USD	5,919	08/30/2020	2.210%	CPI	#	Maturity	(148,323)	—	(148,323)

								$(678,817)	$—	$(678,817)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	2,965	10/09/2029	1.120%	SIFMA	*	Quarterly	$(162,924)	$—	$(162,924)
Citibank, NA	USD	2,965	10/09/2029	1.125%	SIFMA	*	Quarterly	(164,460)	—	(164,460)

								$(327,384)	$—	$(327,384)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2020, the aggregate market value of these securities amounted to $6,348,153 or 3.0% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(c)	When-Issued or delayed delivery security.

(d)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(e)	Affiliated investments.

(f)	The rate shown represents the 7-day yield as of period end.

(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of May 31, 2020, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.1% and 0.0%, respectively.

104 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rates

NATL – National Interstate Corporation

SRF – State Revolving Fund

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 105

STATEMENT OF ASSETS & LIABILITIES

May 31, 2020

	AB Arizona		AB Massachusetts
Assets
Investments in securities, at value
Unaffiliated issuers (cost $104,665,687 and $178,998,480, respectively)	$108,574,035		$185,984,690
Affiliated issuers (cost $3,017,561 and $8,788,584, respectively)	3,017,561		8,788,584
Cash	– 0	–	780
Cash collateral due from broker	1,497,669		1,794,114
Interest receivable	1,947,293		2,776,649
Receivable for investment securities sold	89,170		1,310,000
Receivable for shares of beneficial interest sold	43,534		434,161
Receivable for variation margin on centrally cleared swaps	3,919		11,034
Affiliated dividends receivable	537		1,094

Total assets	115,173,718		201,101,106

Liabilities
Due to custodian	343		– 0	–
Unrealized depreciation on inflation swaps	381,760		706,183
Unrealized depreciation on interest rate swaps	184,948		334,009
Payable for shares of beneficial interest redeemed	109,006		411,860
Payable for investment securities purchased	100,000		– 0	–
Administrative fee payable	31,895		29,462
Distribution fee payable	29,503		43,272
Dividends payable	16,395		111,146
Advisory fee payable	13,202		43,744
Trustees’ fees payable	4,273		4,624
Transfer Agent fee payable	1,496		2,273
Accrued expenses	50,776		58,028

Total liabilities	923,597		1,744,601

Net Assets	$114,250,121		$199,356,505

Composition of Net Assets
Shares of beneficial interest, at par	$103,817		$178,799
Additional paid-in capital	111,725,529		190,368,442
Distributable earnings	2,420,775		8,809,264

	$114,250,121		$199,356,505

See notes to financial statements.

106 | AB MUNICIPAL INCOME FUND II	abfunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Arizona Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$105,314,748	9,568,678	$11.01	*

Class C	$8,935,373	813,024	$10.99

AB Massachusetts Portfolio

Class A	$114,591,107	10,273,401	$11.15	*

Class C	$22,940,140	2,060,347	$11.13

Advisor Class	$61,825,258	5,546,113	$11.15

*	The maximum offering price per share for Class A of AB Arizona Portfolio and AB Massachusetts Portfolio were $11.35 and $11.49, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 107

STATEMENT OF ASSETS & LIABILITIES (continued)

	AB Minnesota		AB New Jersey
Assets
Investments in securities, at value
Unaffiliated issuers (cost $47,924,925 and $70,686,832, respectively)	$50,866,369		$73,416,273
Affiliated issuers (cost $3,001,212 and $0, respectively)	3,001,212		– 0	–
Cash	35		– 0	–
Cash collateral due from broker	641,080		828,715
Interest receivable	634,226		1,135,031
Receivable for variation margin on centrally cleared swaps	24,069		3,881
Receivable for shares of beneficial interest sold	7,330		103,586
Receivable due from Adviser	1,450		– 0	–
Affiliated dividends receivable	525		23
Receivable for investment securities sold	– 0	–	224,910

Total assets	55,176,296		75,712,419

Liabilities
Due to custodian	– 0	–	568,156
Unrealized depreciation on inflation swaps	189,987		313,319
Payable for shares of beneficial interest redeemed	137,301		108,419
Unrealized depreciation on interest rate swaps	92,197		136,364
Administrative fee payable	31,714		29,462
Audit and tax fee payable	29,926		29,926
Distribution fee payable	14,518		20,638
Dividends payable	8,021		32,645
Trustees’ fees payable	4,109		4,110
Transfer Agent fee payable	1,718		1,729
Payable for investment securities purchased	– 0	–	100,000
Advisory fee payable	– 0	–	4,646
Accrued expenses	21,790		25,873

Total liabilities	531,281		1,375,287

Net Assets	$54,645,015		$74,337,132

Composition of Net Assets
Shares of beneficial interest, at par	$52,937		$77,477
Additional paid-in capital	51,275,691		71,900,504
Distributable earnings	3,316,387		2,359,151

	$54,645,015		$74,337,132

See notes to financial statements.

108 | AB MUNICIPAL INCOME FUND II	abfunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Minnesota Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$49,723,114	4,817,375	$10.32	*

Class C	$4,921,901	476,313	$10.33

AB New Jersey Portfolio

Class A	$66,446,053	6,925,675	$9.59	*

Class C	$7,891,079	822,021	$9.60

*	The maximum offering price per share for Class A of AB Minnesota Portfolio and AB New Jersey Portfolio were $10.64 and $9.89, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 109

STATEMENT OF ASSETS & LIABILITIES (continued)

	AB Ohio	AB Pennsylvania
Assets
Investments in securities, at value
Unaffiliated issuers (cost $68,820,116 and $65,420,457, respectively)	$71,073,718	$68,748,236
Affiliated issuers (cost $137,003 and $761,381, respectively)	137,003	761,381
Cash	76	77
Cash collateral due from broker	538,578	762,428
Interest receivable	1,104,234	983,729
Receivable for investment securities sold	99,924	– 0	–
Receivable for shares of beneficial interest sold	8,143	126,410
Affiliated dividends receivable	26	44

Total assets	72,961,702	71,382,305

Liabilities
Unrealized depreciation on inflation swaps	279,379	273,696
Unrealized depreciation on interest rate swaps	129,739	125,875
Payable for shares of beneficial interest redeemed	119,536	90,676
Administrative fee payable	29,462	29,643
Distribution fee payable	18,869	17,449
Dividends payable	18,698	19,825
Advisory fee payable	5,334	6,600
Trustees’ fees payable	4,101	4,094
Payable for variation margin on centrally cleared swaps	2,274	4,239
Transfer Agent fee payable	1,466	1,742
Accrued expenses	51,496	52,221

Total liabilities	660,354	626,060

Net Assets	$72,301,348	$70,756,245

Composition of Net Assets
Shares of beneficial interest, at par	$73,176	$67,704
Additional paid-in capital	73,218,368	67,704,219
Distributable earnings (accumulated loss)	(990,196)	2,984,322

	$72,301,348	$70,756,245

See notes to financial statements.

110 | AB MUNICIPAL INCOME FUND II	abfunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Ohio Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$66,573,249	6,737,555	$9.88	*

Class C	$5,728,099	580,017	$9.88

AB Pennsylvania Portfolio

Class A	$66,575,010	6,370,489	$10.45	*

Class C	$4,181,235	399,955	$10.45

*	The maximum offering price per share for Class A of AB Ohio Portfolio and AB Pennsylvania Portfolio were $10.19 and $10.77, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 111

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Virginia
Assets
Investments in securities, at value
Unaffiliated issuers (cost $197,384,869)	$206,378,579
Affiliated issuers (cost $2,954,571)	2,954,571
Cash collateral due from broker	1,757,035
Interest receivable	2,720,459
Receivable for shares of beneficial interest sold	368,542
Receivable for investment securities sold	225,048
Affiliated dividends receivable	1,078

Total assets	214,405,312

Liabilities
Due to custodian	321
Payable for investment securities purchased	2,240,480
Unrealized depreciation on inflation swaps	678,817
Unrealized depreciation on interest rate swaps	327,384
Payable for shares of beneficial interest redeemed	216,104
Dividends payable	83,601
Advisory fee payable	50,372
Distribution fee payable	44,999
Administrative fee payable	29,643
Payable for variation margin on centrally cleared swaps	8,741
Trustees’ fees payable	4,667
Transfer Agent fee payable	2,255
Accrued expenses	59,640

Total liabilities	3,747,024

Net Assets	$210,658,288

Composition of Net Assets
Shares of beneficial interest, at par	$189,906
Additional paid-in capital	203,495,084
Distributable earnings	6,973,298

$210,658,288

Net Asset Value Per Share—unlimited shares authorized, $.01 par value
AB Virginia Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$133,346,875	12,019,270	$11.09	*

Class C	$20,539,720	1,856,213	$11.07

Advisor Class	$56,771,693	5,115,140	$11.10

*	The maximum offering price per share for Class A shares was $11.43 which reflects a sales charge of 3.00%.

See notes to financial statements.

112 | AB MUNICIPAL INCOME FUND II	abfunds.com

STATEMENT OF OPERATIONS

Year Ended May 31, 2020

	AB Arizona		AB Massachusetts
Investment Income
Interest	$4,065,654		$7,460,219
Dividends – Affiliated issuers	22,761		41,373

Total income	4,088,415		7,501,592

Expenses
Advisory fee (see Note B)	529,847		956,578
Distribution fee – Class A	268,879		309,658
Distribution fee – Class B	20		141
Distribution fee – Class C	101,900		257,865
Transfer agency – Class A	39,098		40,852
Transfer agency – Class B	6		15
Transfer agency – Class C	3,829		9,154
Transfer agency – Advisor Class	– 0	–	20,717
Custodian	86,463		99,421
Administrative	75,239		74,518
Audit and tax	47,513		49,399
Legal	32,186		32,970
Trustees’ fees	19,701		20,407
Registration fees	17,459		24,065
Printing	12,994		21,925
Miscellaneous	14,626		24,081

Total expenses	1,249,760		1,941,766
Less: expenses waived and reimbursed by the Adviser (see Note B)	(253,847)		(264,565)

Net expenses	995,913		1,677,201

Net investment income	3,092,502		5,824,391

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	192,628		1,280,671
Swaps	(736,115)		(2,666,726)
Net change in unrealized appreciation/depreciation of:
Investments	(1,851,538)		(3,947,404)
Swaps	89,547		2,938,806

Net loss on investment transactions	(2,305,478)		(2,394,653)

Net Increase in Net Assets from Operations	$787,024		$3,429,738

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 113

STATEMENT OF OPERATIONS (continued)

	AB Minnesota		AB New Jersey
Investment Income
Interest	$1,881,989		$3,347,374
Dividends – Affiliated issuers	19,373		4,502

Total income	1,901,362		3,351,876

Expenses
Advisory fee (see Note B)	259,880		383,974
Distribution fee – Class A	130,805		190,772
Distribution fee – Class B	102		59
Distribution fee – Class C	54,189		90,131
Transfer agency – Class A	37,713		39,230
Transfer agency – Class B	13		16
Transfer agency – Class C	4,144		4,722
Custodian	76,511		80,714
Administrative	75,253		74,518
Audit and tax	49,399		49,399
Legal	32,016		32,022
Trustees’ fees	19,325		19,423
Printing	14,975		21,710
Registration fees	7,820		9,955
Miscellaneous	8,787		10,587

Total expenses before bank overdraft expense	770,932		1,007,232
Bank overdraft expense	– 0	–	13,925

Total expenses	770,932		1,021,157
Less: expenses waived and reimbursed by the Adviser (see Note B)	(240,711)		(240,239)

Net expenses	530,221		780,918

Net investment income	1,371,141		2,570,958

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	143,798		1,510,896
Swaps	(1,297,768)		(269,161)
Net change in unrealized appreciation/depreciation of:
Investments	(72,849)		(3,748,269)
Swaps	1,143,260		76,150

Net loss on investment transactions	(83,559)		(2,430,384)

Net Increase in Net Assets from Operations	$1,287,582		$140,574

See notes to financial statements.

114 | AB MUNICIPAL INCOME FUND II	abfunds.com

STATEMENT OF OPERATIONS (continued)

	AB Ohio	AB Pennsylvania
Investment Income
Interest	$2,835,414	$2,946,532
Dividends – Affiliated issuers	9,801	7,833

Total income	2,845,215	2,954,365

Expenses
Advisory fee (see Note B)	356,406	353,344
Distribution fee – Class A	180,370	183,600
Distribution fee – Class B	114	86
Distribution fee – Class C	70,420	50,722
Transfer agency – Class A	37,604	43,136
Transfer agency – Class B	12	20
Transfer agency – Class C	3,815	3,072
Custodian	81,309	81,019
Administrative	74,322	74,753
Audit and tax	49,399	47,513
Legal	31,959	31,969
Trustees’ fees	19,381	19,385
Printing	12,914	19,275
Registration fees	9,860	8,995
Miscellaneous	10,162	10,063

Total expenses before bank overdraft expense	938,047	926,952
Bank overdraft expense	9,157	3,485

Total expenses	947,204	930,437
Less: expenses waived and reimbursed by the Adviser (see Note B)	(252,261)	(222,000)

Net expenses	694,943	708,437

Net investment income	2,150,272	2,245,928

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	1,081,128	504,617
Swaps	(313,840)	(287,054)
Net change in unrealized appreciation/depreciation of:
Investments	(1,857,040)	(1,112,540)
Swaps	106,586	5,932

Net loss on investment transactions	(983,166)	(889,045)

Net Increase in Net Assets from Operations	$1,167,106	$1,356,883

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 115

STATEMENT OF OPERATIONS (continued)

AB Virginia
Investment Income
Interest	$7,169,336
Dividends – Affiliated issuers	60,154

Total income	7,229,490

Expenses
Advisory fee (see Note B)	950,934
Distribution fee – Class A	326,599
Distribution fee – Class B	202
Distribution fee – Class C	235,785
Transfer agency – Class A	46,222
Transfer agency – Class B	17
Transfer agency – Class C	8,706
Transfer agency – Advisor Class	20,179
Custodian	99,626
Administrative	74,753
Audit and tax	49,399
Legal	32,701
Printing	26,309
Registration fees	20,625
Trustees’ fees	20,437
Miscellaneous	20,915

Total expenses	1,933,409
Less: expenses waived and reimbursed by the Adviser (see Note B)	(208,355)

Net expenses	1,725,054

Net investment income	5,504,436

Realized and Unrealized Loss on Investment Transactions
Net realized loss on:
Investment transactions	(6,258)
Swaps	(438,549)
Net change in unrealized appreciation/depreciation of:
Investments	(1,450,155)
Swaps	(284,287)

Net loss on investment transactions	(2,179,249)

Net Increase in Net Assets from Operations	$3,325,187

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	AB Arizona
	Year Ended May 31, 2020	Year Ended May 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,092,502	$3,232,464
Net realized gain (loss) on investment transactions	(543,487)	52,573
Net change in unrealized appreciation/depreciation of investments	(1,761,991)	2,312,429

Net increase in net assets from operations	787,024	5,597,466
Distributions to Shareholders
Class A	(2,861,529)	(2,935,072)
Class B	(39)	(128)
Class C	(195,527)	(297,066)
Transactions in Shares of Beneficial Interest
Net decrease	(949,815)	(3,176,651)

Total decrease	(3,219,886)	(811,451)
Net Assets
Beginning of period	117,470,007	118,281,458

End of period	$114,250,121	$117,470,007

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Massachusetts
	Year Ended May 31, 2020	Year Ended May 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income	$5,824,391	$6,240,031
Net realized loss on investment transactions	(1,386,055)	(14,048)
Net change in unrealized appreciation/depreciation of investments	(1,008,598)	3,407,108

Net increase in net assets from operations	3,429,738	9,633,091
Distributions to Shareholders
Class A	(3,493,629)	(3,870,706)
Class B	(299)	(1,076)
Class C	(535,855)	(721,707)
Advisor Class	(1,929,414)	(1,664,726)
Transactions in Shares of Beneficial Interest
Net decrease	(12,361,266)	(17,829,060)

Total decrease	(14,890,725)	(14,454,184)
Net Assets
Beginning of period	214,247,230	228,701,414

End of period	$199,356,505	$214,247,230

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Minnesota
	Year Ended May 31, 2020	Year Ended May 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,371,141	$1,578,698
Net realized loss on investment transactions	(1,153,970)	(65,348)
Net change in unrealized appreciation/depreciation of investments	1,070,411	1,215,967

Net increase in net assets from operations	1,287,582	2,729,317
Distributions to Shareholders
Class A	(1,351,062)	(1,442,605)
Class B	(183)	(605)
Class C	(98,815)	(137,848)
Transactions in Shares of Beneficial Interest
Net decrease	(3,087,935)	(12,443,579)

Total decrease	(3,250,413)	(11,295,320)
Net Assets
Beginning of period	57,895,428	69,190,748

End of period	$54,645,015	$57,895,428

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB New Jersey
	Year Ended May 31, 2020	Year Ended May 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,570,958	$3,084,121
Net realized gain on investment transactions	1,241,735	858,864
Net change in unrealized appreciation/depreciation of investments	(3,672,119)	1,008,252

Net increase in net assets from operations	140,574	4,951,237
Distributions to Shareholders
Class A	(2,348,582)	(2,794,966)
Class B	(137)	(1,566)
Class C	(209,511)	(287,753)
Transactions in Shares of Beneficial Interest
Net decrease	(13,497,976)	(19,317,191)

Total decrease	(15,915,632)	(17,450,239)
Net Assets
Beginning of period	90,252,764	107,703,003

End of period	$74,337,132	$90,252,764

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Ohio
	Year Ended May 31, 2020	Year Ended May 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,150,272	$2,416,280
Net realized gain on investment transactions	767,288	758,574
Net change in unrealized appreciation/depreciation of investments	(1,750,454)	709,325

Net increase in net assets from operations	1,167,106	3,884,179
Distributions to Shareholders
Class A	(1,986,190)	(2,203,026)
Class B	(227)	(551)
Class C	(140,940)	(212,675)
Transactions in Shares of Beneficial Interest
Net decrease	(10,346,060)	(9,620,211)

Total decrease	(11,306,311)	(8,152,284)
Net Assets
Beginning of period	83,607,659	91,759,943

End of period	$72,301,348	$83,607,659

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Pennsylvania
	Year Ended May 31, 2020	Year Ended May 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,245,928	$2,512,012
Net realized gain on investment transactions	217,563	224,731
Net change in unrealized appreciation/depreciation of investments	(1,106,608)	1,223,362

Net increase in net assets from operations	1,356,883	3,960,105
Distributions to Shareholders
Class A	(2,118,177)	(2,339,787)
Class B	(182)	(688)
Class C	(108,080)	(171,487)
Transactions in Shares of Beneficial Interest
Net decrease	(9,601,710)	(9,607,658)

Total decrease	(10,471,266)	(8,159,515)
Net Assets
Beginning of period	81,227,511	89,387,026

End of period	$70,756,245	$81,227,511

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Virginia
	Year Ended May 31, 2020	Year Ended May 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income	$5,504,436	$5,861,448
Net realized gain (loss) on investment transactions	(444,807)	1,035,044
Net change in unrealized appreciation/depreciation of investments	(1,734,442)	2,613,358

Net increase in net assets from operations	3,325,187	9,509,850
Distributions to Shareholders
Class A	(3,392,118)	(3,829,344)
Class B	(392)	(1,129)
Class C	(438,827)	(668,118)
Advisor Class	(1,623,602)	(1,362,758)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	1,949,149	(9,306,045)

Total decrease	(180,603)	(5,657,544)
Net Assets
Beginning of period	210,838,891	216,496,435

End of period	$210,658,288	$210,838,891

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

May 31, 2020

NOTE A

Significant Accounting Policies

AB Municipal Income Fund II (the “Fund”) which is a Massachusetts Business Trust, is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund operates as a series company currently comprised of seven portfolios: AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio (the “Portfolios”). Each series is considered to be a separate entity for financial reporting and tax purposes. Each Portfolio offers Class A and Class C shares. Class B shares, Class T shares and Class Z shares have been authorized but currently are not offered. AB Massachusetts Portfolio and AB Virginia Portfolio offer Advisor Class shares. Advisor Class shares for AB Arizona Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio and AB Pennsylvania Portfolio have been authorized but currently are not offered. Effective August 2, 2019, sales of Class B shares were suspended. On November 7, 2019, all remaining outstanding Class B shares of the Portfolios were converted to Class A shares. Class A shares are sold with a front-end sales charge of up to 3% for purchases up to $500,000; purchases of $500,000 or more are not subject to a sales charge. With respect to purchases of $500,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. All five classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolios.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily

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NOTES TO FINANCIAL STATEMENTS (continued)

available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

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NOTES TO FINANCIAL STATEMENTS (continued)

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolios may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolios value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolios generally value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor

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inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of May 31, 2020:

AB Arizona Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$108,574,035		$	– 0	–	$108,574,035
Short-Term Investments		3,017,561		– 0	–		– 0	–	3,017,561

Total Investments in Securities		3,017,561		108,574,035			– 0	–	111,591,596
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	85,323			– 0	–	85,323	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	532,767			– 0	–	532,767	(b)
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(255,403)			– 0	–	(255,403	)(b)
Inflation (CPI) Swaps		– 0	–	(381,760)			– 0	–	(381,760)
Interest Rate Swaps		– 0	–	(184,948)			– 0	–	(184,948)

Total		$3,017,561		$108,370,014		$	– 0	–	$111,387,575	(c)

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NOTES TO FINANCIAL STATEMENTS (continued)

AB Massachusetts Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$185,984,690		$	– 0	–	$185,984,690
Short-Term Investments		8,788,584		– 0	–		– 0	–	8,788,584

Total Investments in Securities		8,788,584		185,984,690			– 0	–	194,773,274
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	158,286			– 0	–	158,286	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	14,820,709			– 0	–	14,820,709	(b)
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(478,815)			– 0	–	(478,815	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(9,838,850)			– 0	–	(9,838,850	)(b)
Inflation (CPI) Swaps		– 0	–	(706,183)			– 0	–	(706,183)
Interest Rate Swaps		– 0	–	(334,009)			– 0	–	(334,009)

Total		$8,788,584		$189,605,828		$	– 0	–	$198,394,412	(d)

AB Minnesota Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$50,866,369			$–0	–	$50,866,369
Short-Term Investments		3,001,212		– 0	–		– 0	–	3,001,212

Total Investments in Securities		3,001,212		50,866,369			– 0	–	53,867,581
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	42,662			– 0	–	42,662	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	9,234,428			– 0	–	9,234,428	(b)
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(124,585)			– 0	–	(124,585	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(7,158,273)			– 0	–	(7,158,273	)(b)
Inflation (CPI) Swaps		– 0	–	(189,987)			– 0	–	(189,987)
Interest Rate Swaps		– 0	–	(92,197)			– 0	–	(92,197)

Total		$3,001,212		$52,578,417		$	– 0	–	$55,579,629	(e)

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AB New Jersey Portfolio
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$73,416,273	$	– 0	–	$73,416,273

Total Investments in Securities	– 0	–	73,416,273	– 0	–	73,416,273
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	– 0	–	65,388	– 0	–	65,388	(b)
Centrally Cleared Interest Rate Swaps	– 0	–	430,370	– 0	–	430,370	(b)
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	– 0	–	(176,254)	– 0	–	(176,254	)(b)
Inflation (CPI) Swaps	– 0	–	(313,319)	– 0	–	(313,319)
Interest Rate Swaps	– 0	–	(136,364)	– 0	–	(136,364)

Total	$	– 0	–	$73,286,094	$	– 0	–	$73,286,094	(f)

AB Ohio Portfolio
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$71,073,718	$	– 0	–	$71,073,718
Short-Term Investments	137,003	– 0	–	– 0	–	137,003

Total Investments in Securities	137,003	71,073,718	– 0	–	71,210,721
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	– 0	–	60,603	– 0	–	60,603	(b)
Centrally Cleared Interest Rate Swaps	– 0	–	422,512	– 0	–	422,512	(b)
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	– 0	–	(140,622)	– 0	–	(140,622	)(b)
Inflation (CPI) Swaps	– 0	–	(279,379)	– 0	–	(279,379)
Interest Rate Swaps	– 0	–	(129,739)	– 0	–	(129,739)

Total	$137,003	$71,007,093	$	– 0	–	$71,144,096	(g)

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NOTES TO FINANCIAL STATEMENTS (continued)

AB Pennsylvania Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$68,748,236		$	– 0	–	$68,748,236
Short-Term Investments		761,381		– 0	–		– 0	–	761,381

Total Investments in Securities		761,381		68,748,236			– 0	–	69,509,617
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	58,211			– 0	–	58,211	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	302,014			– 0	–	302,014	(b)
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(164,615)			– 0	–	(164,615	)(b)
Inflation (CPI) Swaps		– 0	–	(273,696)			– 0	–	(273,696)
Interest Rate Swaps		– 0	–	(125,875)			– 0	–	(125,875)

Total		$761,381		$68,544,275		$	– 0	–	$69,305,656	(h)

AB Virginia Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$203,163,579		$	– 0	–	$203,163,579
Short-Term Municipal Notes		– 0	–	3,215,000			– 0	–	3,215,000
Short-Term Investments		2,954,571		– 0	–		– 0	–	2,954,571

Total Investments in Securities		2,954,571		206,378,579			– 0	–	209,333,150
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	149,116			– 0	–	149,116	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	625,656			– 0	–	625,656	(b)
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(481,271)			– 0	–	(481,271	)(b)
Inflation (CPI) Swaps		– 0	–	(678,817)			– 0	–	(678,817)
Interest Rate Swaps		– 0	–	(327,384)			– 0	–	(327,384)

Total		$2,954,571		$205,665,879		$	– 0	–	$208,620,450	(i)

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

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(b)

Only variation margin receivable/(payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

(c)

The amount of $5,583,184 for Long-Term Municipal Bonds was transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.

(d)

The amount of $4,488,206 for Long-Term Municipal Bonds was transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.

(e)

The amount of $722,856 for Long-Term Municipal Bonds was transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.

(f)

The amount of $4,052,165 for Long-Term Municipal Bonds was transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.

(g)

The amount of $4,448,962 for Long-Term Municipal Bonds was transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.

(h)

The amount of $4,854,808 for Long-Term Municipal Bonds was transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.

(i)

The amount of $17,587,086 for Long-Term Municipal Bonds was transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.

3. Taxes

It is each Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolios are informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolios amortize premiums and accrete original issue and market discounts as adjustments to interest income.

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NOTES TO FINANCIAL STATEMENTS (continued)

5. Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in each Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to the Portfolios or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, each Portfolio pays the Adviser an advisory fee at an annual rate of .45% of the first $2.5 billion, .40% of the next $2.5 billion and .35% in excess of $5 billion, of each Portfolio’s average daily net assets. Such fee is accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total portfolio operating expenses as a percentage of daily average net assets on an annual basis (the “Expense Caps”) as follows:

Portfolio	Class A	Class C	Advisor Class
AB Arizona	.78%	1.53%	N/A
AB Massachusetts	.77%	1.52%	.52%
AB Minnesota	.85%	1.60%	N/A
AB New Jersey	.82%	1.57%	N/A
AB Ohio	.80%	1.55%	N/A
AB Pennsylvania	.85%	1.60%	N/A
AB Virginia	.80%	1.55%	.55%

The Expense Caps will extend through September 30, 2020 and then may be extended by the Adviser for additional one year terms. For the year ended May 31, 2020, such reimbursements/waivers amounted to $252,101, $261,159, $239,330, $239,904, $251,536, $221,419 and

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$203,714 for AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio, respectively.

Pursuant to the investment advisory agreement, each Portfolio may reimburse the Adviser for certain legal and accounting services provided to each Portfolio by the Adviser. For the year ended May 31, 2020, the reimbursement for such services amounted to $75,239, $74,518, $75,253, $74,518, $74,322, $74,753 and $74,753 for AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio, respectively.

The Portfolios compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolios. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the year ended May 31, 2020, such compensation retained by ABIS amounted to: $18,061, $22,845, $18,275, $18,061, $18,073, $17,998 and $23,801 for AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio, respectively.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Portfolios’ shares. The Distributor has advised the Portfolios that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares for each Portfolio for the year ended May 31, 2020, as follows:

	Front-End Sales Charges		Contingent Deferred Sales Charges
Portfolio	Class A		Class A		Class C
AB Arizona	$ – 0	–	$5,132		$162
AB Massachusetts	– 0	–	12,995		208
AB Minnesota	63		– 0	–	91
AB New Jersey	– 0	–	1,375		10
AB Ohio	53		– 0	–	598
AB Pennsylvania	324		– 0	–	214
AB Virginia	– 0	–	4,820		410

The Portfolios may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and

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bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2020. In connection with the investment by the Portfolios in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolios in an amount equal to each Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolios as an acquired fund fee and expense. For the year ended May 31, 2020, such waiver amounted to:

Portfolio	Amount	Portfolio	Amount
AB Arizona	$1,746	AB Ohio	$725
AB Massachusetts	3,406	AB Pennsylvania	581
AB Minnesota	1,381	AB Virginia	4,641
AB New Jersey	335

A summary of the Portfolios’ transactions in the Government Money Market Portfolio for the year ended May 31, 2020 is as follows:

Portfolio	Market Value 5/31/19 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/20 (000)		Dividend Income (000)
AB Arizona	$2,399		$25,509	$24,890	$3,018		$23
AB Massachusetts	630		52,693	44,534	8,789		41
AB Minnesota	766		16,397	14,162	3,001		19
AB New Jersey	– 0	–	10,987	10,987	– 0	–	5
AB Ohio	204		17,604	17,671	137		10
AB Pennsylvania	– 0	–	13,964	13,203	761		8
AB Virginia	8,467		51,149	56,661	2,955		60

During the second quarter of 2018, AXA S.A. (“AXA”), a French holding company for the AXA Group, completed the sale of a minority stake in its subsidiary, AXA Equitable Holdings, Inc. (now named Equitable Holdings, Inc.) (“Equitable”), through an initial public offering. Equitable is the holding company for a diverse group of financial services companies, including an approximately 64.9% economic interest in the Adviser and a 100% interest in AllianceBernstein Corporation, the general partner of the Adviser. Since the initial sale, AXA has completed additional offerings, most recently during the fourth quarter of 2019. As a result, AXA currently owns less than 10% of the outstanding shares of common stock of Equitable, and no longer owns a controlling interest in Equitable. AXA previously announced its intention to sell its entire interest in Equitable over time, subject to market conditions and other factors (the “Plan”). Most of AXA’s remaining Equitable shares are to be delivered on redemption of AXA bonds mandatorily exchangeable into Equitable shares and maturing in May 2021. AXA retains sole discretion to determine the timing of any future sales of its remaining shares of Equitable common stock.

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Sales under the Plan that were completed on November 13, 2019 resulted in the indirect transfer of a “controlling block” of voting securities of the Adviser (a “Change of Control Event”) and may have been deemed to have been an “assignment” causing a termination of the Portfolios’ investment advisory and administration agreements. In order to ensure that investment advisory and administration services could continue uninterrupted in the event of a Change of Control Event, the Board previously approved new investment advisory and administration agreements with the Adviser, and shareholders of the Portfolios subsequently approved the new investment advisory agreement. These agreements became effective on November 13, 2019.

NOTE C

Distribution Services Agreement

The Portfolios have adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Portfolios pay distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Portfolios’ average daily net assets attributable to Class A shares and 1% of the Portfolios’ average daily net assets attributable to both Class B and Class C shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Portfolios’ operations, the distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio	Class C
AB Arizona	$2,287,995
AB Massachusetts	4,164,796
AB Minnesota	2,888,915
AB New Jersey	3,843,917
AB Ohio	4,092,367
AB Pennsylvania	3,608,585
AB Virginia	3,539,573

While such costs may be recovered from the Portfolios in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolios’ shares.

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NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended May 31, 2020, were as follows:

	Purchases				Sales
Portfolio	Investments	Government Securities			Investments	Government Securities
AB Arizona	$14,877,113	$	– 0	–	$16,940,944	$	– 0	–
AB Massachusetts	26,003,163		– 0	–	52,509,109		– 0	–
AB Minnesota	5,683,432		– 0	–	10,819,824		– 0	–
AB New Jersey	8,224,486		– 0	–	21,960,947		– 0	–
AB Ohio	15,066,807		– 0	–	24,687,702		– 0	–
AB Pennsylvania	8,226,925		– 0	–	19,030,932		– 0	–
AB Virginia	35,758,187		– 0	–	32,319,606		– 0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

		Gross Unrealized		Net Unrealized Appreciation
Portfolio	Cost	Appreciation	(Depreciation)
AB Arizona	$107,683,248	$6,265,771	$(2,588,621)	$3,677,150
AB Massachusetts	187,787,064	23,761,469	(13,197,929)	10,563,540
AB Minnesota	50,926,137	12,496,326	(7,850,128)	4,646,198
AB New Jersey	70,692,916	3,970,330	(1,418,217)	2,552,113
AB Ohio	68,957,119	3,685,566	(1,581,556)	2,104,010
AB Pennsylvania	66,181,838	4,434,226	(1,369,711)	3,064,515
AB Virginia	200,339,440	11,852,126	(3,626,229)	8,225,897

1. Derivative Financial Instruments

Each Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Portfolios, as well as the methods in which they may be used are:

•	Swaps

Each Portfolio may enter into swaps to hedge its exposure to interest rates or credit risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolios in accordance with the terms of the

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respective swaps to provide value and recourse to the Portfolios or their counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolios’ exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolio accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for OTC swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Portfolios enter into a centrally cleared swap, each Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker an amount of

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cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

Each Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolios may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolios may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Portfolios may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Portfolios anticipate purchasing at a later date. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments).

During the year ended May 31, 2020, the Portfolios held interest rate swaps for hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the

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net asset value, or NAV, of a Portfolio against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the year ended May 31, 2020, the Portfolios held inflation (CPI) swaps for hedging purposes.

The Portfolios typically enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolios typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolios’ net liability, held by the defaulting party, may be delayed or denied.

The Portfolios’ ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolios decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolios’ OTC counterparty has the right to terminate such transaction and require the Portfolios to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

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During the year ended May 31, 2020, the Portfolios had entered into the following derivatives:

AB Arizona Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$618,090	*	Receivable/Payable for variation margin on centrally cleared swaps	$255,403	*

Interest rate contracts				Unrealized depreciation on interest rate swaps	184,948

Interest rate contracts				Unrealized depreciation on inflation swaps	381,760

Total		$618,090			$822,111

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(736,115)	$89,547

Total		$(736,115)	$89,547

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AB Massachusetts Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$14,979,116	*	Receivable/Payable for variation margin on centrally cleared swaps	$10,317,665	*

Interest rate contracts				Unrealized depreciation on interest rate swaps	334,009

Interest rate contracts				Unrealized depreciation on inflation swaps	706,183

Total		$14,979,116			$11,357,857

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(2,666,726)	$2,938,806

Total		$(2,666,726)	$2,938,806

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AB Minnesota Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$9,277,090	*	Receivable/Payable for variation margin on centrally cleared swaps	$7,282,858	*

Interest rate contracts				Unrealized depreciation on interest rate swaps	92,197

Interest rate contracts				Unrealized depreciation on inflation swaps	189,987

Total		$9,277,090			$7,565,042

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(1,297,768)	$1,143,260

Total		$(1,297,768)	$1,143,260

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AB New Jersey Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$495,758	*	Receivable/Payable for variation margin on centrally cleared swaps	$176,254	*

Interest rate contracts				Unrealized depreciation on interest rate swaps	136,364

Interest rate contracts				Unrealized depreciation on inflation swaps	313,319

Total		$495,758			$625,937

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(269,161)	$76,150

Total		$(269,161)	$76,150

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AB Ohio Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$483,115	*	Receivable/Payable for variation margin on centrally cleared swaps	$140,622	*

Interest rate contracts				Unrealized depreciation on interest rate swaps	129,739

Interest rate contracts				Unrealized depreciation on inflation swaps	279,379

Total		$483,115			$549,740

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(313,840)	$106,586

Total		$(313,840)	$106,586

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AB Pennsylvania Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$360,225	*	Receivable/Payable for variation margin on centrally cleared swaps	$164,615	*

Interest rate contracts				Unrealized depreciation on interest rate swaps	125,875

Interest rate contracts				Unrealized depreciation on inflation swaps	273,696

Total		$360,225			$564,186

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(287,054)	$5,932

Total		$(287,054)	$5,932

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AB Virginia Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$774,772	*	Receivable/Payable for variation margin on centrally cleared swaps	$479,699	*

Interest rate contracts				Unrealized depreciation on interest rate swaps	327,384

Interest rate contracts				Unrealized depreciation on inflation swaps	678,817

Total		$774,772			$1,485,900

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(438,549)	$(284,287)

Total		$(438,549)	$(284,287)

The following tables represent the average monthly volume of the Portfolios’ derivative transactions during the year ended May 31, 2020:

AB Arizona Portfolio
Interest Rate Swaps:
Average notional amount	$3,350,000	(a)
Inflation Swaps:
Average notional amount	$18,420,538
Centrally Cleared Interest Rate Swaps:
Average notional amount	$12,943,500	(b)
Centrally Cleared Inflation Swaps:
Average notional amount	$9,471,667

(a)	Positions were open for eight months during the year.

(b)	Positions were open for ten months during the year.

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AB Massachusetts Portfolio
Interest Rate Swaps:
Average notional amount	$6,050,000	(a)
Inflation Swaps:
Average notional amount	$34,078,846
Centrally Cleared Interest Rate Swaps:
Average notional amount	$65,318,846
Centrally Cleared Inflation Swaps:
Average notional amount	$17,110,833

(a)	Positions were open for eight months during the year.

AB Minnesota Portfolio
Interest Rate Swaps:
Average notional amount	$1,670,000	(a)
Inflation Swaps:
Average notional amount	$9,177,769
Centrally Cleared Interest Rate Swaps:
Average notional amount	$33,659,231
Centrally Cleared Inflation Swaps:
Average notional amount	$4,652,500

(a)	Positions were open for eight months during the year.

AB New Jersey Portfolio
Interest Rate Swaps:
Average notional amount	$2,470,000	(a)
Inflation Swaps:
Average notional amount	$14,986,231
Centrally Cleared Interest Rate Swaps:
Average notional amount	$8,124,615
Centrally Cleared Inflation Swaps:
Average notional amount	$6,705,000

(a)	Positions were open for eight months during the year.

AB Ohio Portfolio
Interest Rate Swaps:
Average notional amount	$2,350,000	(a)
Inflation Swaps:
Average notional amount	$13,427,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$13,993,077
Centrally Cleared Inflation Swaps:
Average notional amount	$6,270,000

(a)	Positions were open for eight months during the year.

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AB Pennsylvania Portfolio
Interest Rate Swaps:
Average notional amount	$2,280,000	(a)
Inflation Swaps:
Average notional amount	$13,105,615
Centrally Cleared Interest Rate Swaps:
Average notional amount	$12,029,167
Centrally Cleared Inflation Swaps:
Average notional amount	$6,303,333

(a)	Positions were open for eight months during the year.

AB Virginia Portfolio
Interest Rate Swaps:
Average notional amount	$5,930,000	(a)
Inflation Swaps:
Average notional amount	$32,645,769
Centrally Cleared Interest Rate Swaps:
Average notional amount	$16,930,308
Centrally Cleared Inflation Swaps:
Average notional amount	$17,141,667

(a)	Positions were open for eight months during the year.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following tables present the Portfolios’ derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolios as of May 31, 2020. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

AB Arizona Portfolio
Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*	Security Collateral Pledged*			Net Amount of Derivative Liabilities
Barclays Bank PLC	$232,719	$	– 0	–	$(232,719)	$	– 0	–	$	– 0	–
Citibank, N.A.	249,842		– 0	–	(249,842)		– 0	–		– 0	–
JPMorgan Chase Bank, N.A.	84,147		– 0	–	(84,147)		– 0	–		– 0	–

Total	$566,708	$	– 0	–	$(566,708)	$	– 0	–		$0	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

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NOTES TO FINANCIAL STATEMENTS (continued)

AB Massachusetts Portfolio
Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*		Net Amount of Derivative Liabilities
Barclays Bank PLC	$430,894	$	– 0	–	$	– 0	–	$(327,236)		$103,658
Citibank, N.A.	453,834		– 0	–		(270,000)		– 0	–	183,834
JPMorgan Chase Bank, N.A.	155,464		– 0	–		(155,464)		– 0	–	– 0	–

Total	$1,040,192	$	– 0	–		$(425,464)		$(327,236)		$287,492	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB Minnesota Portfolio
Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Barclays Bank PLC	$114,664	$	– 0	–	$	– 0	–	$	– 0	–	$114,664
Citibank, N.A.	124,644		– 0	–		– 0	–		– 0	–	124,644
JPMorgan Chase Bank, N.A.	42,876		– 0	–		– 0	–		– 0	–	42,876

Total	$282,184	$	– 0	–	$	– 0	–	$	– 0	–	$282,184	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB New Jersey Portfolio
Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Barclays Bank PLC	$188,959	$	– 0	–	$	– 0	–	$	– 0	–	$188,959
Citibank, N.A.	186,951		– 0	–		– 0	–		– 0	–	186,951
JPMorgan Chase Bank, N.A.	73,773		– 0	–		(73,773)			– 0	–	– 0	–

Total	$449,683	$	– 0	–		$(73,773)		$	– 0	–	$375,910	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

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AB Ohio Portfolio
Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Barclays Bank PLC	$169,616	$	– 0	–	$	– 0	–	$	– 0	–	$169,616
Citibank, N.A.	177,005		– 0	–		– 0	–		– 0	–	177,005
JPMorgan Chase Bank, N.A.	62,497		– 0	–		– 0	–		– 0	–	62,497

Total	$409,118	$	– 0	–	$	– 0	–	$	– 0	–	$409,118	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB Pennsylvania Portfolio
Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Barclays Bank PLC	$165,903	$	– 0	–	$	– 0	–	$	– 0	–	$165,903
Citibank, N.A.	172,374		– 0	–		– 0	–		– 0	–	172,374
JPMorgan Chase Bank, N.A.	61,294		– 0	–		(61,294)			– 0	–	– 0	–

Total	$399,571	$	– 0	–		$(61,294)		$	– 0	–	$338,277	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB Virginia Portfolio
Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*		Net Amount of Derivative Liabilities
Barclays Bank PLC	$416,034	$	– 0	–	$	– 0	–	$(287,263)		$128,771
Citibank, N.A.	441,844		– 0	–		(260,000)		– 0	–	181,844
JPMorgan Chase Bank, N.A.	148,323		– 0	–		(148,323)		– 0	–	– 0	–

Total	$1,006,201	$	– 0	–		$(408,323)		$(287,263)		$310,615	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE E

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each Portfolio were as follows:

AB Arizona Portfolio
Shares	Amount
Year Ended May 31, 2020	Year Ended May 31, 2019	Year Ended May 31, 2020	Year Ended May 31, 2019

Class A
Shares sold	1,094,199	1,689,567	$12,324,481	$18,541,423

Shares issued in reinvestment of dividends	142,601	145,207	1,604,623	1,594,502

Shares converted from Class B	452	286	5,096	3,131

Shares converted from Class C	207,677	190,297	2,348,240	2,088,791

Shares redeemed	(1,256,718)	(1,937,067)	(14,109,636)	(21,110,298)

Net increase	188,211	88,290	$2,172,804	$1,117,549

Class B
Shares sold	9	55	$100	$600

Shares issued in reinvestment of dividends	3	12	36	128

Shares converted to Class A	(453)	(286)	(5,096)	(3,131)

Shares redeemed	– 0	–	(1)	(2)	(5)

Net decrease	(441)	(220)	$(4,962)	$(2,408)

Class C
Shares sold	74,518	65,172	$841,646	$715,186

Shares issued in reinvestment of dividends	11,040	17,183	124,084	188,215

Shares converted to Class A	(208,009)	(190,584)	(2,348,240)	(2,088,791)

Shares redeemed	(154,367)	(284,600)	(1,735,147)	(3,106,402)

Net decrease	(276,818)	(392,829)	$(3,117,657)	$(4,291,792)

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	AB Massachusetts Portfolio
	Shares		Amount
	Year Ended May 31, 2020	Year Ended May 31, 2019	Year Ended May 31, 2020	Year Ended May 31, 2019

Class A
Shares sold	851,435	851,101	$9,664,689	$9,357,584

Shares issued in reinvestment of dividends and distributions	173,013	202,405	1,959,927	2,233,393

Shares converted from Class B	2,844	681	32,169	7,445

Shares converted from Class C	476,877	232,071	5,396,602	2,555,042

Shares redeemed	(2,487,439)	(2,754,367)	(28,046,622)	(30,289,820)

Net decrease	(983,270)	(1,468,109)	$(10,993,235)	$(16,136,356)

Class B
Shares issued in reinvestment of dividends and distributions	25	98	$282	$1,079

Shares converted to Class A	(2,852)	(682)	(32,169)	(7,445)

Shares redeemed	(2)	(2,285)	(32)	(25,028)

Net decrease	(2,829)	(2,869)	$(31,919)	$(31,394)

Class C
Shares sold	105,259	86,736	$1,197,726	$952,239

Shares issued in reinvestment of dividends and distributions	36,697	50,437	414,947	555,426

Shares converted to Class A	(477,722)	(232,493)	(5,396,602)	(2,555,042)

Shares redeemed	(213,747)	(614,146)	(2,412,287)	(6,739,175)

Net decrease	(549,513)	(709,466)	$(6,196,216)	$(7,786,552)

Advisor Class
Shares sold	2,058,002	2,559,357	$23,196,865	$28,274,836

Shares issued in reinvestment of dividends and distributions	79,474	71,838	900,085	792,588

Shares redeemed	(1,726,374)	(2,083,302)	(19,236,846)	(22,942,182)

Net increase	411,102	547,893	$4,860,104	$6,125,242

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NOTES TO FINANCIAL STATEMENTS (continued)

AB Minnesota Portfolio
Shares	Amount
Year Ended May 31, 2020	Year Ended May 31, 2019	Year Ended May 31, 2020	Year Ended May 31, 2019

Class A
Shares sold	405,259	792,830	$4,209,906	$7,953,135

Shares issued in reinvestment of dividends and distributions	76,666	88,911	797,133	897,061

Shares converted from Class B	2,984	616	31,044	6,242

Shares converted from Class C	121,799	40,461	1,268,789	407,536

Shares redeemed	(786,381)	(1,958,734)	(8,065,401)	(19,647,771)

Net decrease	(179,673)	(1,035,916)	$(1,758,529)	$(10,383,797)

Class B
Shares sold	– 0	–	532	$	– 0	–	$5,400

Shares issued in reinvestment of dividends and distributions	17	60	174	608

Shares converted to Class A	(2,981)	(615)	(31,044)	(6,242)

Shares redeemed	(16)	– 0	–	(157)	– 0	–

Net decrease	(2,980)	(23)	$(31,027)	$(234)

Class C
Shares sold	71,829	23,502	$744,273	$236,729

Shares issued in reinvestment of dividends and distributions	7,711	10,453	80,268	105,540

Shares converted to Class A	(121,682)	(40,421)	(1,268,789)	(407,536)

Shares redeemed	(83,418)	(198,274)	(854,131)	(1,994,281)

Net decrease	(125,560)	(204,740)	$(1,298,379)	$(2,059,548)

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AB New Jersey Portfolio
Shares	Amount
Year Ended May 31, 2020	Year Ended May 31, 2019	Year Ended May 31, 2020	Year Ended May 31, 2019

Class A
Shares sold	531,591	649,041	$5,269,281	$6,204,598

Shares issued in reinvestment of dividends	118,013	147,198	1,162,460	1,414,520

Shares converted from Class B	1,415	13,807	13,969	131,530

Shares converted from Class C	173,710	157,763	1,715,895	1,511,743

Shares redeemed	(2,028,714)	(2,552,525)	(19,506,318)	(24,492,490)

Net decrease	(1,203,985)	(1,584,716)	$(11,344,713)	$(15,230,099)

Class B
Shares sold	28	156	$273	$1,500

Shares issued in reinvestment of dividends	13	36	129	342

Shares converted to Class A	(1,415)	(13,807)	(13,969)	(131,530)

Shares redeemed	– 0	–	(5)	– 0	–	(46)

Net decrease	(1,374)	(13,620)	$(13,567)	$(129,734)

Class C
Shares sold	54,442	66,186	$538,430	$634,575

Shares issued in reinvestment of dividends	15,529	20,980	153,002	201,758

Shares converted to Class A	(173,563)	(157,685)	(1,715,895)	(1,511,743)

Shares redeemed	(114,908)	(342,581)	(1,115,233)	(3,281,948)

Net decrease	(218,500)	(413,100)	$(2,139,696)	$(3,957,358)

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NOTES TO FINANCIAL STATEMENTS (continued)

AB Ohio Portfolio
Shares	Amount
Year Ended May 31, 2020	Year Ended May 31, 2019	Year Ended May 31, 2020	Year Ended May 31, 2019

Class A
Shares sold	305,426	389,202	$3,093,261	$3,813,996

Shares issued in reinvestment of dividends	111,496	124,929	1,120,456	1,226,734

Shares converted from Class B	2,725	408	27,398	3,999

Shares converted from Class C	121,857	107,607	1,220,137	1,058,810

Shares redeemed	(1,348,204)	(1,191,688)	(13,550,356)	(11,658,480)

Net decrease	(806,700)	(569,542)	$(8,089,104)	$(5,554,941)

Class B
Shares sold	90	367	$901	$3,600

Shares issued in reinvestment of dividends	21	57	214	553

Shares converted to Class A	(2,728)	(408)	(27,398)	(3,999)

Shares redeemed	– 0	–	(1)	– 0	–	(6)

Net increase (decrease)	(2,617)	15	$(26,283)	$148

Class C
Shares sold	17,853	46,997	$180,625	$459,379

Shares issued in reinvestment of dividends	10,442	15,783	104,884	154,806

Shares converted to Class A	(121,881)	(107,655)	(1,220,137)	(1,058,810)

Shares redeemed	(129,719)	(369,620)	(1,296,045)	(3,620,793)

Net decrease	(223,305)	(414,495)	$(2,230,673)	$(4,065,418)

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	AB Pennsylvania Portfolio
	Shares		Amount
	Year Ended May 31, 2020	Year Ended May 31, 2019	Year Ended May 31, 2020	Year Ended May 31, 2019

Class A
Shares sold	401,172	625,667	$4,244,299	$6,395,077

Shares issued in reinvestment of dividends	110,731	127,983	1,173,495	1,320,216

Shares converted from Class B	1,764	1,602	18,676	16,507

Shares converted from Class C	151,216	79,580	1,607,772	815,560

Shares redeemed	(1,354,392)	(1,566,199)	(14,124,846)	(16,053,919)

Net decrease	(689,509)	(731,367)	$(7,080,604)	$(7,506,559)

Class B
Shares sold	51	319	$543	$3,290

Shares issued in reinvestment of dividends	16	67	170	684

Shares converted to Class A	(1,763)	(1,602)	(18,676)	(16,507)

Shares redeemed	(244)	(256)	(2,595)	(2,638)

Net decrease	(1,940)	(1,472)	$(20,558)	$(15,171)

Class C
Shares sold	4,613	3,824	$49,200	$39,301

Shares issued in reinvestment of dividends	7,572	12,565	80,326	129,655

Shares converted to Class A	(151,150)	(79,562)	(1,607,772)	(815,560)

Shares redeemed	(96,857)	(139,698)	(1,022,302)	(1,439,324)

Net decrease	(235,822)	(202,871)	$(2,500,548)	$(2,085,928)

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AB Virginia Portfolio
Shares	Amount
Year Ended May 31, 2020	Year Ended May 31, 2019	Year Ended May 31, 2020	Year Ended May 31, 2019

Class A
Shares sold	1,235,415	711,962	$13,982,512	$7,783,315

Shares issued in reinvestment of dividends	172,419	187,259	1,939,784	2,050,178

Shares converted from Class B	4,397	1,188	49,423	12,993

Shares converted from Class C	550,986	332,543	6,213,543	3,637,540

Shares redeemed	(1,323,443)	(2,582,187)	(14,826,167)	(28,188,462)

Net increase (decrease)	639,774	(1,349,235)	$7,359,095	$(14,704,436)

Class B
Shares sold	– 0	–	1,374	$	– 0	–	$15,050

Shares issued in reinvestment of dividends	16	92	180	1,000

Shares converted to Class A	(4,405)	(1,191)	(49,423)	(12,993)

Shares redeemed	– 0	–	(102)	(13)	(1,109)

Net increase (decrease)	(4,389)	173	$(49,256)	$1,948

Class C
Shares sold	254,126	99,017	$2,859,360	$1,081,520

Shares issued in reinvestment of dividends	30,273	45,731	339,870	499,239

Shares converted to Class A	(552,456)	(333,420)	(6,213,543)	(3,637,540)

Shares redeemed	(362,719)	(558,671)	(4,039,988)	(6,079,210)

Net decrease	(630,776)	(747,343)	$(7,054,301)	$(8,135,991)

Advisor Class
Shares sold	1,792,050	2,596,449	$20,155,266	$28,491,617

Shares issued in reinvestment of dividends	80,103	63,766	901,693	699,350

Shares redeemed	(1,730,287)	(1,434,792)	(19,363,348)	(15,658,533)

Net increase	141,866	1,225,423	$1,693,611	$13,532,434

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NOTE F

Risks Involved in Investing in the Portfolios

Market Risk—The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Global economies and financial markets are increasingly interconnected, which increases the probabilities that conditions in one country or region might adversely impact issuers in a different country or region. Conditions affecting the general economy, including political, social, or economic instability at the local, regional, or global level may also affect the market value of a security. Health crises, such as pandemic and epidemic diseases, as well as other incidents that interrupt the expected course of events, such as natural disasters, war or civil disturbance, acts of terrorism, power outages and other unforeseeable and external events, and the public response to or fear of such diseases or events, have and may in the future have an adverse effect on a Portfolio’s investments and net asset value and can lead to increased market volatility. For example, any preventative or protective actions that governments may take in respect of such diseases or events may result in periods of business disruption, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for a Portfolio’s portfolio companies. The occurrence and pendency of such diseases or events could adversely affect the economies and financial markets either in specific countries or worldwide.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Portfolios invest more of their assets in a particular state’s municipal securities, the

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Portfolios may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. The Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

Congress has previously considered making changes to the municipal securities provisions of the Internal Revenue Code that could change the U.S. federal income tax treatment of certain types of municipal securities.

The Portfolios may invest in municipal securities of issuers in Puerto Rico or other U.S. territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other U.S. issuers of municipal securities. Like many U.S. states and municipalities, Puerto Rico experienced a significant downturn during the recent recession. Puerto Rico’s downturn was particularly severe, and Puerto Rico continues to face a very challenging economic and fiscal environment. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may experience continued volatility.

Tax Risk—There is no guarantee that the income on the Portfolios’ municipal securities will be exempt from regular federal, and if applicable, state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolios by increasing taxes on that income. In such event, the Portfolios’ net asset value, or NAV, could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of portfolio shares as investors anticipate adverse effects on the Portfolios or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolios would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolios’ yield.

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Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolios. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

Derivatives Risk—The Portfolios may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolios, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

LIBOR Risk—The Portfolios may invest in certain debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In July 2017, the United Kingdom Financial Conduct Authority, which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. Although financial regulators and

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NOTES TO FINANCIAL STATEMENTS (continued)

industry working groups have suggested alternative reference rates, such as European Interbank Offer Rate (“EURIBOR”), Sterling Overnight Interbank Average Rate (“SONIA”) and Secured Overnight Financing Rate (“SOFR”), global consensus on alternative rates is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Portfolios’ performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Portfolios’ performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Indemnification Risk—In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolios is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolios, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds

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NOTES TO FINANCIAL STATEMENTS (continued)

and are included in miscellaneous expenses in the statement of operations. The Portfolios did not utilize the Facility during the year ended May 31, 2020.

NOTE H

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended May 31, 2020 and May 31, 2019 were as follows:

AB Arizona Portfolio	2020	2019
Distributions paid from:
Ordinary income	$24,802	$32,192

Total taxable distributions	24,802	32,192
Tax exempt distributions	3,032,293	3,200,074

Total distributions paid	$3,057,095	$3,232,266

AB Massachusetts Portfolio	2020	2019
Distributions paid from:
Ordinary income	$336,733	$59,342

Total taxable distributions	336,733	59,342
Tax exempt distributions	5,622,464	6,198,873

Total distributions paid	$5,959,197	$6,258,215

AB Minnesota Portfolio	2020	2019
Distributions paid from:
Ordinary income	$141,697	$6,544

Total taxable distributions	141,697	6,544
Tax exempt distributions	1,308,363	1,574,514

Total distributions paid	$1,450,060	$1,581,058

AB New Jersey Portfolio	2020	2019
Distributions paid from:
Ordinary income	$27,279	$18,050

Total taxable distributions	27,279	18,050
Tax exempt distributions	2,530,951	3,066,235

Total distributions paid	$2,558,230	$3,084,285

AB Ohio Portfolio	2020	2019
Distributions paid from:
Ordinary income	$14,343	$8,232

Total taxable distributions	14,343	8,232
Tax exempt distributions	2,113,014	2,408,020

Total distributions paid	$2,127,357	$2,416,252

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NOTES TO FINANCIAL STATEMENTS (continued)

AB Pennsylvania Portfolio	2020	2019
Distributions paid from:
Ordinary income	$9,002	$8,855

Total taxable distributions	9,002	8,855
Tax exempt distributions	2,217,437	2,503,107

Total distributions paid	$2,226,439	$2,511,962

AB Virginia Portfolio	2020	2019
Distributions paid from:
Ordinary income	$109,471	$33,536

Total taxable distributions	109,471	33,536
Tax exempt distributions	5,345,468	5,827,813

Total distributions paid	$5,454,939	$5,861,349

As of May 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income(a)		Accumulated Capital and Other Losses(b)	Unrealized Appreciation/ (Depreciation)(c)	Total Accumulated Earnings/ (Deficit)(d)
AB Arizona	$8,305		$(1,246,890)	$3,675,756	$2,437,171
AB Massachusetts	9,175		(1,652,305)	10,563,540	8,920,410
AB Minnesota	5,167		(1,326,957)	4,646,198	3,324,408
AB New Jersey	4,659		(164,976)	2,552,113	2,391,796
AB Ohio	9,041		(3,084,549)	2,104,010	(971,498)
AB Pennsylvania	– 0	–	(60,368)	3,064,515	3,004,147
AB Virginia	14,229		(1,183,228)	8,225,897	7,056,898

(a)	These amounts represent 100% tax exempt income.

(b)

At May 31, 2020, AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio, and AB Virginia Portfolio had capital loss carryforwards for federal income tax purposes. As of May 31, 2020, AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio, and AB Virginia Portfolio had net capital loss carryforwards of $1,246,890, $1,652,305, $1,326,957, $164,976, $3,084,549, $60,368, and $1,183,228, respectively. During the current fiscal year, AB New Jersey Portfolio, AB Ohio Portfolio, and AB Pennsylvania Portfolio utilized $1,295,377, $873,030, and $296,252 of capital loss carryforwards to offset current year net realized gains.

(c)	The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to the tax treatment of swaps and the tax deferral of losses on wash sales.

(d)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable primarily to dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses.

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NOTES TO FINANCIAL STATEMENTS (continued)

As of May 31, 2020, the Portfolios had net capital loss carryforwards as follows:

Portfolio	Short-Term Amount	Long-Term Amount
AB Arizona	$1,246,890	$	– 0	–
AB Massachusetts	1,652,305		– 0	–
AB Minnesota	920,657		406,300
AB New Jersey	164,976		– 0	–
AB Ohio	1,909,572		1,174,977
AB Pennsylvania	60,368		– 0	–
AB Virginia	1,183,228		– 0	–

During the current fiscal year, the Portfolios had adjustments due to permanent differences. Permanent differences have no effect on net assets. The effect of such permanent differences on each Portfolio-primarily due to taxable overdistributions-is reflected as an adjustment to the components of capital as of May 31, 2020 as shown below:

Portfolio	Increase (Decrease) to Additional Paid-In Capital			Increase (Decrease) to Distributable Earnings/ (Accumulated Loss)
AB Arizona	$	– 0	–	$	– 0	–
AB Massachusetts		– 0	–		– 0	–
AB Minnesota		– 0	–		– 0	–
AB New Jersey		– 0	–		– 0	–
AB Ohio		– 0	–		– 0	–
AB Pennsylvania		(24,341)			24,341
AB Virginia		– 0	–		– 0	–

NOTE I

Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Portfolios have adopted ASU 2017-08, which did not have a material impact on the Portfolios’ financial position or the results of its operations, and had no impact on the Portfolios’ net assets.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolios’ financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Arizona Portfolio
	Class A
	Year Ended May 31,
	2020	2019	2018	2017	2016

Net asset value, beginning of period	$ 11.22	$ 10.98	$ 11.16	$ 11.36	$ 11.01

Income From Investment Operations

Net investment income(a)(b)	.30	.32	.32	.34	.35

Net realized and unrealized gain (loss) on investment transactions	(.21)	.24	(.18)	(.20)	.35

Net increase in net asset value from operations	.09	.56	.14	.14	.70

Less: Dividends

Dividends from net investment income	(.30)	(.32)	(.32)	(.34)	(.35)

Net asset value, end of period	$ 11.01	$ 11.22	$ 10.98	$ 11.16	$ 11.36

Total Return

Total investment return based on net asset value(c)	.77%	5.19%	1.30%	1.28%	6.50%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$105,315	$105,254	$102,020	$105,539	$106,037

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.78%	.78%	.79%	.78%	.78%

Expenses, before waivers/reimbursements(d)	1.00%	1.01%	1.00%	.97%	.96%

Net investment income(b)	2.69%	2.90%	2.92%	3.04%	3.17%

Portfolio turnover rate	13%	12%	12%	12%	11%

See footnote summary on page 181-183.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Arizona Portfolio
Class C
Year Ended May 31,
2020	2019	2018	2017	2016

Net asset value, beginning of period	$ 11.20	$ 10.96	$ 11.14	$ 11.35	$ 10.99

Income From Investment Operations

Net investment income(a)(b)	.22	.24	.24	.26	.27

Net realized and unrealized gain (loss) on investment transactions	(.22)	.24	(.18)	(.21)	.36

Net increase in net asset value from operations	– 0	–	.48	.06	.05	.63

Less: Dividends

Dividends from net investment income	(.21)	(.24)	(.24)	(.26)	(.27)

Net asset value, end of period	$ 10.99	$ 11.20	$ 10.96	$ 11.14	$ 11.35

Total Return

Total investment return based on net asset value(c)	.02%	4.41%	.55%	.44%	5.81%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,935	$12,211	$16,254	$19,454	$25,550

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.53%	1.53%	1.54%	1.53%	1.53%

Expenses, before waivers/reimbursements(d)	1.75%	1.76%	1.75%	1.72%	1.71%

Net investment income(b)	1.95%	2.15%	2.18%	2.29%	2.43%

Portfolio turnover rate	13%	12%	12%	12%	11%

See footnote summary on page 181-183.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Massachusetts Portfolio
Class A
Year Ended May 31,
2020	2019	2018	2017	2016

Net asset value, beginning of period	$ 11.28	$ 11.09	$ 11.35	$ 11.61	$ 11.37

Income From Investment Operations

Net investment income(a)(b)	.31	.33	.32	.33	.35

Net realized and unrealized gain (loss) on investment transactions	(.12)	.19	(.24)	(.24)	.25

Net increase in net asset value from operations	.19	.52	.08	.09	.60

Less: Dividends and Distributions

Dividends from net investment income	(.32)	(.33)	(.33)	(.35)	(.36)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.01)	– 0	–	– 0	–

Total dividends and distributions	(.32)	(.33)	(.34)	(.35)	(.36)

Net asset value, end of period	$ 11.15	$ 11.28	$ 11.09	$ 11.35	$ 11.61

Total Return

Total investment return based on net asset value(c)	1.67%	4.76%	.75%	.78%	5.38%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$114,592	$126,955	$141,078	$163,988	$189,259

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.77%	.78%	.78%	.77%	.77%

Expenses, before waivers/reimbursements(d)	.90%	.90%	.89%	.88%	.87%

Net investment income(b)	2.76%	2.95%	2.89%	2.92%	3.04%

Portfolio turnover rate	13%	12%	19%	13%	15%

See footnote summary on page 181-183.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Massachusetts Portfolio
Class C
Year Ended May 31,
2020	2019	2018	2017	2016

Net asset value, beginning of period	$ 11.26	$ 11.07	$ 11.33	$ 11.59	$ 11.35

Income From Investment Operations

Net investment income(a)(b)	.23	.24	.24	.25	.26

Net realized and unrealized gain (loss) on investment transactions	(.13)	.20	(.24)	(.25)	.26

Net increase in net asset value from operations	.10	.44	.00	(e)	.00	(e)	.52

Less: Dividends and Distributions

Dividends from net investment income	(.23)	(.25)	(.25)	(.26)	(.28)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.01)	– 0	–	– 0	–

Total dividends and distributions	(.23)	(.25)	(.26)	(.26)	(.28)

Net asset value, end of period	$ 11.13	$ 11.26	$ 11.07	$ 11.33	$ 11.59

Total Return

Total investment return based on net asset value(c)	.91%	3.99%	(.01)%	.03%	4.61%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$22,940	$29,381	$36,735	$45,530	$54,482

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.52%	1.53%	1.53%	1.52%	1.52%

Expenses, before waivers/reimbursements(d)	1.65%	1.65%	1.64%	1.63%	1.63%

Net investment income(b)	2.02%	2.20%	2.14%	2.17%	2.29%

Portfolio turnover rate	13%	12%	19%	13%	15%

See footnote summary on page 181-183.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Massachusetts Portfolio
Advisor Class
Year Ended May 31,	July 25, 2016(f) to May 31, 2017
2020	2019	2018

Net asset value, beginning of period	$ 11.27	$ 11.08	$ 11.34	$ 11.72

Income From Investment Operations

Net investment income(a)(b)	.34	.35	.35	.30

Net realized and unrealized gain (loss) on investment transactions	(.11)	.20	(.24)	(.36)

Net increase (decrease) in net asset value from operations	.23	.55	.11	(.06)

Less: Dividends and Distributions

Dividends from net investment income	(.35)	(.36)	(.36)	(.32)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.01)	– 0	–

Total dividends and distributions	(.35)	(.36)	(.37)	(.32)

Net asset value, end of period	$ 11.15	$ 11.27	$ 11.08	$ 11.34

Total Return
Total investment return based on net asset value(c)	2.01%	5.03%	1.00%	(.48)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$61,825	$57,879	$50,825	$42,177

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.52%	.53%	.54%	.52	%^

Expenses, before waivers/reimbursements(d)	.65%	.65%	.64%	.65	%^

Net investment income(b)	3.00%	3.20%	3.14%	3.22	%^

Portfolio turnover rate	13%	12%	19%	13%

See footnote summary on page 181-183.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Minnesota Portfolio
Class A
Year Ended May 31,
2020	2019	2018	2017	2016

Net asset value, beginning of period	$ 10.33	$ 10.11	$ 10.33	$ 10.54	$ 10.33

Income From Investment Operations

Net investment income(a)(b)	.25	.28	.28	.29	.31

Net realized and unrealized gain (loss) on investment transactions	.01	(g)	.22	(.21)	(.19)	.22

Net increase in net asset value from operations	.26	.50	.07	.10	.53

Less: Dividends and Distributions

Dividends from net investment income	(.27)	(.28)	(.28)	(.29)	(.32)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.01)	(.02)	– 0	–

Total dividends and distributions	(.27)	(.28)	(.29)	(.31)	(.32)

Net asset value, end of period	$ 10.32	$ 10.33	$ 10.11	$ 10.33	$ 10.54

Total Return

Total investment return based on net asset value(c)	2.51%	5.01%	.69%	1.03%	5.24%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$49,723	$51,638	$60,997	$67,611	$67,380

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.85%	.87%	.86%	.85%	.86%

Expenses, before waivers/reimbursements(d)	1.26%	1.27%	1.17%	1.11%	1.08%

Net investment income(b)	2.44%	2.73%	2.77%	2.77%	2.94%

Portfolio turnover rate	10%	14%	16%	12%	10%

See footnote summary on page 181-183.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Minnesota Portfolio
Class C
Year Ended May 31,
2020	2019	2018	2017	2016

Net asset value, beginning of period	$ 10.35	$ 10.12	$ 10.34	$ 10.55	$ 10.34

Income From Investment Operations

Net investment income(a)(b)	.18	.20	.21	.21	.23

Net realized and unrealized gain (loss) on investment transactions	(.01)	.23	(.22)	(.18)	.23

Net increase (decrease) in net asset value from operations	.17	.43	(.01)	.03	.46

Less: Dividends and Distributions

Dividends from net investment income	(.19)	(.20)	(.20)	(.22)	(.25)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.01)	(.02)	– 0	–

Total dividends and distributions	(.19)	(.20)	(.21)	(.24)	(.25)

Net asset value, end of period	$ 10.33	$ 10.35	$ 10.12	$ 10.34	$ 10.55

Total Return

Total investment return based on net asset value(c)	1.64%	4.32%	(.06)%	.27%	4.45%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,922	$6,226	$8,164	$10,984	$16,178

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.60%	1.62%	1.61%	1.60%	1.61%

Expenses, before waivers/reimbursements(d)	2.02%	2.02%	1.92%	1.85%	1.84%

Net investment income(b)	1.69%	1.98%	2.02%	2.01%	2.18%

Portfolio turnover rate	10%	14%	16%	12%	10%

See footnote summary on page 181-183.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB New Jersey Portfolio
	Class A
	Year Ended May 31,
	2020	2019	2018	2017	2016

Net asset value, beginning of period	$ 9.84	$ 9.63	$ 9.78	$ 9.93	$ 9.67

Income From Investment Operations

Net investment income(a)(b)	.30	.31	.31	.32	.32

Net realized and unrealized gain (loss) on investment transactions	(.25)	.21	(.15)	(.14)	.28

Net increase in net asset value from operations	.05	.52	.16	.18	.60

Less: Dividends

Dividends from net investment income	(.30)	(.31)	(.31)	(.33)	(.34)

Net asset value, end of period	$ 9.59	$ 9.84	$ 9.63	$ 9.78	$ 9.93

Total Return

Total investment return based on net asset value(c)	.50%	5.53%	1.65%	1.82%	6.27%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$66,446	$79,995	$93,552	$92,494	$87,365

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.84%	.84%	.83%	.82%	.82%

Expenses, before waivers/reimbursements(d)	1.12%	1.07%	1.03%	1.01%	.99%

Net investment income(b)	3.09%	3.23%	3.18%	3.29%	3.33%

Portfolio turnover rate	10%	8%	26%	8%	14%

See footnote summary on page 181-183.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB New Jersey Portfolio
	Class C
	Year Ended May 31,
	2020	2019	2018	2017	2016

Net asset value, beginning of period	$ 9.85	$ 9.64	$ 9.79	$ 9.93	$ 9.67

Income From Investment Operations

Net investment income(a)(b)	.23	.24	.24	.25	.25

Net realized and unrealized gain (loss) on investment transactions	(.25)	.21	(.15)	(.14)	.27

Net increase (decrease) in net asset value from operations	(.02)	.45	.09	.11	.52

Less: Dividends

Dividends from net investment income	(.23)	(.24)	(.24)	(.25)	(.26)

Net asset value, end of period	$ 9.60	$ 9.85	$ 9.64	$ 9.79	$ 9.93

Total Return

Total investment return based on net asset value(c)	(.25)%	4.74%	.89%	1.15%	5.47%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,891	$10,244	$14,007	$17,269	$30,094

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.59%	1.59%	1.58%	1.57%	1.57%

Expenses, before waivers/reimbursements(d)	1.87%	1.82%	1.77%	1.76%	1.74%

Net investment income(b)	2.34%	2.48%	2.42%	2.53%	2.58%

Portfolio turnover rate	10%	8%	26%	8%	14%

See footnote summary on page 181-183.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Ohio Portfolio
Class A
Year Ended May 31,
2020	2019	2018	2017	2016

Net asset value, beginning of period	$ 10.01	$ 9.83	$ 10.05	$ 10.20	$ 9.89

Income From Investment Operations

Net investment income(a)(b)	.28	.28	.28	.28	.29

Net realized and unrealized gain (loss) on investment transactions	(.13)	.19	(.22)	(.15)	.32

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(e)	– 0	–

Net increase in net asset value from operations	.15	.47	.06	.13	.61

Less: Dividends

Dividends from net investment income	(.28)	(.29)	(.28)	(.28)	(.30)

Net asset value, end of period	$ 9.88	$ 10.01	$ 9.83	$ 10.05	$ 10.20

Total Return

Total investment return based on net asset value(c)	1.45%	4.82%	.58%	1.29%	6.29%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$66,573	$75,542	$79,767	$83,417	$87,480

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.81%	.81%	.80%	.80%	.80%

Expenses, before waivers/reimbursements(d)	1.13%	1.11%	1.07%	1.03%	.99%

Net investment income(b)	2.78%	2.90%	2.81%	2.76%	2.90%

Portfolio turnover rate	19%	8%	12%	5%	13%

See footnote summary on page 181-183.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Ohio Portfolio
	Class C
	Year Ended May 31,
	2020	2019	2018	2017	2016

Net asset value, beginning of period	$ 10.01	$ 9.83	$ 10.04	$ 10.19	$ 9.88

Income From Investment Operations

Net investment income(a)(b)	.20	.21	.20	.20	.22

Net realized and unrealized gain (loss) on investment transactions	(.13)	.18	(.21)	(.15)	.32

Net increase (decrease) in net asset value from operations	.07	.39	(.01)	.05	.54

Less: Dividends

Dividends from net investment income	(.20)	(.21)	(.20)	(.20)	(.23)

Net asset value, end of period	$ 9.88	$ 10.01	$ 9.83	$ 10.04	$ 10.19

Total Return

Total investment return based on net asset value(c)	.70%	4.04%	(.07)%	.53%	5.50%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,728	$8,040	$11,967	$13,701	$27,045

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.56%	1.56%	1.55%	1.55%	1.55%

Expenses, before waivers/reimbursements(d)	1.88%	1.86%	1.82%	1.78%	1.74%

Net investment income(b)	2.03%	2.15%	2.06%	2.00%	2.15%

Portfolio turnover rate	19%	8%	12%	5%	13%

See footnote summary on page 181-183.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Pennsylvania Portfolio
	Class A
	Year Ended May 31,
	2020	2019	2018	2017	2016

Net asset value, beginning of period	$ 10.55	$ 10.35	$ 10.54	$ 10.70	$ 10.42

Income From Investment Operations

Net investment income(a)(b)	.31	.32	.30	.31	.32

Net realized and unrealized gain (loss) on investment transactions	(.11)	.20	(.19)	(.16)	.28

Net increase in net asset value from operations	.20	.52	.11	.15	.60

Less: Dividends

Dividends from net investment income	(.30)	(.32)	(.30)	(.31)	(.32)

Net asset value, end of period	$ 10.45	$ 10.55	$ 10.35	$ 10.54	$ 10.70

Total Return

Total investment return based on net asset value(c)	1.95%	5.10%	1.10%	1.41%	5.83%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$66,575	$74,496	$80,666	$83,620	$74,734

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.85%	.86%	.86%	.85%	.85%

Expenses, before waivers/reimbursements(d)	1.14%	1.12%	1.09%	1.05%	1.03%

Net investment income(b)	2.91%	3.07%	2.91%	2.91%	3.02%

Portfolio turnover rate	11%	9%	38%	24%	11%

See footnote summary on page 181-183.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Pennsylvania Portfolio
	Class C
	Year Ended May 31,
	2020	2019	2018	2017	2016

Net asset value, beginning of period	$ 10.56	$ 10.36	$ 10.55	$ 10.70	$ 10.42

Income From Investment Operations

Net investment income(a)(b)	.23	.24	.23	.23	.24

Net realized and unrealized gain (loss) on investment transactions	(.12)	.20	(.19)	(.15)	.28

Net increase in net asset value from operations	.11	.44	.04	.08	.52

Less: Dividends

Dividends from net investment income	(.22)	(.24)	(.23)	(.23)	(.24)

Net asset value, end of period	$ 10.45	$ 10.56	$ 10.36	$ 10.55	$ 10.70

Total Return

Total investment return based on net asset value(c)	1.09%	4.31%	.35%	.74%	5.04%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,181	$6,712	$8,686	$11,237	$22,356

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.60%	1.61%	1.61%	1.60%	1.60%

Expenses, before waivers/reimbursements(d)	1.89%	1.87%	1.84%	1.79%	1.78%

Net investment income(b)	2.16%	2.31%	2.16%	2.15%	2.27%

Portfolio turnover rate	11%	9%	38%	24%	11%
See footnote summary on page 181-183.

178 | AB MUNICIPAL INCOME FUND II	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Virginia Portfolio
	Class A
	Year Ended May 31,
	2020	2019	2018	2017	2016

Net asset value, beginning of period	$ 11.19	$ 10.99	$ 11.19	$ 11.39	$ 11.11

Income From Investment Operations

Net investment income(a)(b)	.29	.32	.32	.32	.34

Net realized and unrealized gain (loss) on investment transactions	(.10)	.20	(.20)	(.18)	.29

Net increase in net asset value from operations	.19	.52	.12	.14	.63

Less: Dividends

Dividends from net investment income	(.29)	(.32)	(.32)	(.34)	(.35)

Net asset value, end of period	$ 11.09	$ 11.19	$ 10.99	$ 11.19	$ 11.39

Total Return

Total investment return based on net asset value(c)	1.71%	4.80%	1.10%	1.23%	5.77%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$133,346	$127,353	$139,827	$159,689	$189,953

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.80%	.81%	.81%	.80%	.80%

Expenses, before waivers/reimbursements(d)	.90%	.90%	.89%	.88%	.87%

Net investment income(b)	2.62%	2.89%	2.85%	2.89%	3.02%

Portfolio turnover rate	16%	6%	18%	16%	7%

See footnote summary on page 181-183.

abfunds.com	AB MUNICIPAL INCOME FUND II | 179

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Virginia Portfolio
	Class C
	Year Ended May 31,
	2020	2019	2018	2017	2016

Net asset value, beginning of period	$ 11.16	$ 10.96	$ 11.16	$ 11.36	$ 11.08

Income From Investment Operations

Net investment income(a)(b)	.21	.23	.23	.24	.25

Net realized and unrealized gain (loss) on investment transactions	(.09)	.21	(.19)	(.19)	.30

Net increase in net asset value from operations	.12	.44	.04	.05	.55

Less: Dividends

Dividends from net investment income	(.21)	(.24)	(.24)	(.25)	(.27)

Net asset value, end of period	$ 11.07	$ 11.16	$ 10.96	$ 11.16	$ 11.36

Total Return

Total investment return based on net asset value(c)	1.04%	4.04%	.35%	.48%	5.00%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$20,540	$27,759	$35,435	$41,823	$56,080

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.55%	1.56%	1.56%	1.55%	1.55%

Expenses, before waivers/reimbursements(d)	1.65%	1.66%	1.65%	1.63%	1.62%

Net investment income(b)	1.89%	2.15%	2.11%	2.15%	2.28%

Portfolio turnover rate	16%	6%	18%	16%	7%

See footnote summary on page 181-183.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Virginia Portfolio
	Advisor Class
	Year Ended May 31,			July 25, 2016(f) to May 31, 2017
	2020	2019	2018

Net asset value, beginning of period	$ 11.20	$ 10.99	$ 11.19	$ 11.49

Income From Investment Operations

Net investment income(a)(b)	.32	.34	.34	.30

Net realized and unrealized gain (loss) on investment transactions	(.10)	.22	(.19)	(.29)

Net increase in net asset value from operations	.22	.56	.15	.01

Less: Dividends

Dividends from net investment income	(.32)	(.35)	(.35)	(.31)

Net asset value, end of period	$ 11.10	$ 11.20	$ 10.99	$ 11.19

Total Return

Total investment return based on net asset value(c)	1.96%	5.16%	1.35%	.14%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$56,772	$55,678	$41,188	$28,278

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.55%	.56%	.56%	.55%^

Expenses, before waivers/reimbursements(d)	.65%	.65%	.64%	.66%^

Net investment income(b)	2.87%	3.14%	3.10%	3.24%^

Portfolio turnover rate.	16%	6%	18%	16%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

abfunds.com	AB MUNICIPAL INCOME FUND II | 181

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(d)	The expense ratios presented below exclude interest/bank overdraft expense:

	Year Ended May 31,
	2020	2019	2018	2017	2016

AB Arizona Portfolio
Class A

Net of waivers	N/A	.78%	.78%	.78%	.78%

Before waivers	N/A	1.00%	.99%	.97%	.96%
Class C

Net of waivers	N/A	1.53%	1.53%	1.53%	1.53%

Before waivers	N/A	1.75%	1.74%	1.72%	1.71%

AB Massachusetts Portfolio
Class A

Net of waivers	N/A	.77%	.77%	N/A	N/A

Before waivers	N/A	.89%	.88%	N/A	N/A
Class C

Net of waivers	N/A	1.52%	1.52%	N/A	N/A

Before waivers	N/A	1.64%	1.63%	N/A	N/A
Advisor Class

Net of waivers	N/A	.52%	.52%	N/A	N/A

Before waivers	N/A	.64%	.63%	N/A	N/A

AB Minnesota Portfolio
Class A

Net of waivers	N/A	.85%	.85%	.85%	.85%

Before waivers	N/A	1.26%	1.16%	1.11%	1.08%
Class C

Net of waivers	N/A	1.60%	1.60%	1.60%	1.60%

Before waivers	N/A	2.01%	1.91%	1.85%	1.83%

AB New Jersey Portfolio
Class A

Net of waivers	.82%	.82%	.82%	N/A	N/A

Before waivers	1.10%	1.05%	1.02%	N/A	N/A
Class C

Net of waivers	1.57%	1.57%	1.57%	N/A	N/A

Before waivers	1.85%	1.80%	1.77%	N/A	N/A

AB Ohio Portfolio
Class A

Net of waivers	.80%	.80%	.80%	.80%	.80%

Before waivers	1.12%	1.10%	1.06%	1.03%	.99%
Class C

Net of waivers	1.55%	1.55%	1.55%	1.55%	1.55%

Before waivers	1.87%	1.85%	1.82%	1.78%	1.74%

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Year Ended May 31,
	2020	2019	2018	2017	2016

AB Pennsylvania Portfolio
Class A

Net of waivers	.85%	.85%	.85%	N/A	N/A

Before waivers	1.14%	1.11%	1.08%	N/A	N/A
Class C

Net of waivers	1.60%	1.60%	1.60%	N/A	N/A

Before waivers	1.89%	1.86%	1.83%	N/A	N/A

AB Virginia Portfolio
Class A

Net of waivers	N/A	.80%	.80%	N/A	N/A

Before waivers	N/A	.90%	.88%	N/A	N/A
Class C

Net of waivers	N/A	1.55%	1.55%	N/A	N/A

Before waivers	N/A	1.65%	1.64%	N/A	N/A
Advisor Class

Net of waivers	N/A	.55%	.55%	N/A	N/A

Before waivers	N/A	.65%	.63%	N/A	N/A

(e)	Amount is less than $.005.

(f)	Commencement of distributions.

(g)

Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accordance with the Portfolio’s change in net realized and unrealized gain (loss) on investment transactions for the period.

^	Annualized.

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 183

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of

AB Municipal Income Fund II:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of AB Municipal Income Fund II (the “Fund”) (comprising the AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio (collectively referred to as the “Portfolios”)), including the portfolios of investments, as of May 31, 2020, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios comprising AB Municipal Income Fund II at May 31, 2020, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on each of the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

184 | AB MUNICIPAL INCOME FUND II	abfunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2020, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

July 27, 2020

abfunds.com	AB MUNICIPAL INCOME FUND II | 185

BOARD OF DIRECTORS

Marshall C. Turner, Jr.,(1) Chairman Jorge A. Bermudez(1) Michael J. Downey(1) Nancy P. Jacklin(1)	Robert M. Keith, President and Chief Executive Officer Jeanette Loeb(1) Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

R. B. “Guy” Davidson III,(2)(3) Senior Vice President Terrance T. Hults,(2) Vice President Matthew J. Norton,(2) Vice President Andrew D. Potter,(2) Vice President	Emilie D. Wrapp, Secretary Michael B. Reyes, Senior Analyst Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

AllianceBernstein Investor
Services, Inc.

P.O. Box 786003
San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

1	Member of the Audit Committee, the Governance and Nominating Committee, and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolios are made by the Adviser’s Municipal Bond Investment Team. Messrs. Davidson, Hults, Norton and Potter are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolios.

3	Mr. Davidson is expected to retire from the Adviser effective December 30, 2020.

186 | AB MUNICIPAL INCOME FUND II	abfunds.com

MANAGEMENT OF THE FUND

Board of Trustees Information

The business and affairs of the Fund are managed under the direction of the Board of Trustees. Certain information concerning the Fund’s Trustees is set forth below.

NAME, ADDRESS*, AGE AND (YEAR FIRST ELECTED)**	PRINCIPAL OCCUPATION(S), DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY TRUSTEE
INTERESTED TRUSTEE

Robert M. Keith,# 1345 Avenue of the Americas New York, NY 10105 60 (2010)	Senior Vice President of AllianceBernstein L.P. (the “Adviser”) and the head of AllianceBernstein Investments, Inc. (“ABI”) since July 2008; Director of ABI and President of the AB Mutual Funds. Previously, he served as Executive Managing Director of ABI from December 2006 to June 2008. Prior to joining ABI in 2006, Executive Managing Director of Bernstein Global Wealth Management, and prior thereto, Senior Managing Director and Global Head of Client Service and Sales of the Adviser’s institutional investment management business since 2004. Prior thereto, he was Managing Director and Head of North American Client Service and Sales in the Adviser’s institutional investment management business with which he had been associated since prior to 2004.	78	None

abfunds.com	AB MUNICIPAL INCOME FUND II | 187

MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS*, AGE AND (YEAR FIRST ELECTED)**	PRINCIPAL OCCUPATION(S), DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY TRUSTEE
INDEPENDENT TRUSTEE

Marshall C. Turner, Jr.,## Chairman of the Board 78 (2005)	Private Investor since prior to 2015. Former Chairman and CEO of Dupont Photomasks, Inc. (components of semi-conductor manufacturing). He has extensive operating leadership, and venture capital investing experience, including five interim or full-time CEO roles, and prior service as general partner of institutional venture capital partnerships. He also has extensive non-profit board leadership experience, and currently serves on the boards of two education and science-related non-profit organizations. He has served as a director of one AB Fund since 1992, and director or trustee of all AB Funds since 2005. He has been Chairman of the AB Funds since January 2014, and the Chairman of the Independent Directors Committees of such AB Funds since February 2014.	78	Xilinx, Inc. (programmable logic semi-conductors) since 2007

188 | AB MUNICIPAL INCOME FUND II	abfunds.com

MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS*, AGE AND (YEAR FIRST ELECTED)**	PRINCIPAL OCCUPATION(S), DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY TRUSTEE
INDEPENDENT TRUSTEE (continued)

Jorge A. Bermudez,## 69 (2020)	Private investor since prior to 2015. Former Chief Risk Officer of Citigroup, Inc., a global financial services company, from November 2007 to March 2008, Chief Executive Officer of Citigroup’s Commercial Business Group in North America and Citibank Texas from 2005 to 2007, and a variety of other executive and leadership roles at various businesses within Citigroup prior to then; Chairman (2018) of the Texas A&M Foundation Board of Trustees (Trustee since 2013) and Chairman of the Smart Grid Center Board at Texas A&M University since 2012; director of, among others, Citibank N.A. from 2005 to 2008, the Federal Reserve Bank of Dallas, Houston Branch from 2009 to 2011, the Federal Reserve Bank of Dallas from 2011 to 2017, and the Electric Reliability Council of Texas from 2010 to 2016. He has served as director or trustee of the AB Funds since January 2020.	78	Moody’s Corporation since April 2011

Michael J. Downey,## 76 (2005)	Private Investor since prior to 2015. Formerly, Chairman of The Asia Pacific Fund, Inc. (registered investment company) since prior to 2015 until January 2019. From 1987 until 1993, Chairman and CEO of Prudential Mutual Fund Management, director of the Prudential mutual funds, and member of the Executive Committee of Prudential Securities, Inc. He has served as a director or trustee of the AB Funds since 2005.	78	None

abfunds.com	AB MUNICIPAL INCOME FUND II | 189

MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS*, AGE AND (YEAR FIRST ELECTED)**	PRINCIPAL OCCUPATION(S), DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY TRUSTEE
INDEPENDENT TRUSTEE (continued)

Nancy P. Jacklin,## 72 (2006)	Private Investor since prior to 2015. Professorial Lecturer at the Johns Hopkins School of Advanced International Studies (2008-2015). U.S. Executive Director of the International Monetary Fund (which is responsible for ensuring the stability of the international monetary system), (December 2002-May 2006); Partner, Clifford Chance (1992-2002); Sector Counsel, International Banking and Finance, and Associate General Counsel, Citicorp (1985-1992); Assistant General Counsel (International), Federal Reserve Board of Governors (1982-1985); and Attorney Advisor, U.S. Department of the Treasury (1973-1982). Member of the Bar of the District of Columbia and of New York; and member of the Council on Foreign Relations. She has served as a director or trustee of the AB Funds since 2006 and has been Chair of the Governance and Nominating Committees of the AB Funds since August 2014.	78	None

Jeanette Loeb,## 68 (2020)	Chief Executive Officer of PetCareRx (e-commerce pet pharmacy) from 2002 to 2011 and 2015 to present. Director of New York City Center since 2005. She was a director of AB Multi-Manager Alternative Fund, Inc. (fund of hedge funds) from 2012 to 2018. Formerly, affiliated with Goldman Sachs Group, Inc. (financial services) from 1977 to 1994, including as a partner thereof from 1986 to 1994. She has served as a Director of the AB Funds since April 2020.	78	Apollo Investment Corp. (business development company) since August 2011

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS*, AGE AND (YEAR FIRST ELECTED)**	PRINCIPAL OCCUPATION(S), DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY TRUSTEE
INDEPENDENT TRUSTEE (continued)

Carol C. McMullen,## 64 (2016)	Managing Director of Slalom Consulting (consulting) since 2014, private investor and member of the Advisory Board of Butcher Box (since 2018). Formerly, member, Partners Healthcare Investment Committee (2010-2019); Director of Norfolk & Dedham Group (mutual property and casualty insurance) from 2011 until November 2016; Director of Partners Community Physicians Organization (healthcare) from 2014 until December 2016; and Managing Director of The Crossland Group (consulting) from 2012 until 2013. She has held a number of senior positions in the asset and wealth management industries, including at Eastern Bank (where her roles included President of Eastern Wealth Management), Thomson Financial (Global Head of Sales for Investment Management), and Putnam Investments (where her roles included Chief Investment Officer, Core and Growth and Head of Global Investment Research). She has served on a number of private company and non-profit boards, and as a director or trustee of the AB Funds since June 2016.	78	None

abfunds.com	AB MUNICIPAL INCOME FUND II | 191

MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS*, AGE AND (YEAR FIRST ELECTED)**	PRINCIPAL OCCUPATION(S), DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY TRUSTEE
INDEPENDENT TRUSTEE (continued)

Garry L. Moody,## 68 (2008)	Private Investor since prior to 2015. Formerly, Partner, Deloitte & Touche LLP (1995-2008) where he held a number of senior positions, including Vice Chairman, and U.S. and Global Investment Management Practice Managing Partner; President, Fidelity Accounting and Custody Services Company (1993-1995), where he was responsible for accounting, pricing, custody and reporting for the Fidelity mutual funds; and Partner, Ernst & Young LLP (1975-1993), where he served as the National Director of Mutual Fund Tax Services and Managing Partner of its Chicago Office Tax department. He is a member of the Trustee Advisory Board of BoardIQ, a biweekly publication focused on issues and news affecting directors of mutual funds. He is also a member of the Investment Company Institute’s Board of Governors and the Independent Directors Council’s Governing Council. He has served as a director or trustee, and as Chairman of the Audit Committees, of the AB Funds since 2008.	78	None

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS*, AGE AND (YEAR FIRST ELECTED)**	PRINCIPAL OCCUPATION(S), DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY TRUSTEE
INDEPENDENT TRUSTEE (continued)

Earl D. Weiner,## 80 (2007)	Senior Counsel since 2017, Of Counsel from 2007 to 2016, and Partner prior to then, of the law firm Sullivan & Cromwell LLP. He is a former member of the ABA Federal Regulation of Securities Committee Task Force to draft editions of the Fund Director’s Guidebook. He also serves as a director or trustee of various non-profit organizations and has served as Chairman or Vice Chairman of a number of them. He has served as a director or trustee of the AB Funds since 2007 and served as Chairman of the Governance and Nominating Committees of the AB Funds from 2007 until August 2014.	78	None

*

The address for each of the Fund’s disinterested Trustees is c/o AllianceBernstein L.P., Attention: Legal and Compliance Department — Mutual Fund Legal, 1345 Avenue of the Americas, New York, NY 10105.

**	There is no stated term of office for the Fund’s Trustees.

***

The information above includes each Trustee’s principal occupation during the last five years and other information relating to the experience, attributes and skills relevant to each Trustee’s qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the Fund.

#	Mr. Keith is an “interested person” of the Fund, as defined in the 1940 Act, due to his position as a Senior Vice President of the Adviser.

##	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

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MANAGEMENT OF THE FUND (continued)

Officer Information

Certain information concerning the Fund’s Officers is listed below.

NAME, ADDRESS* AND AGE	POSITION(S) HELD WITH FUND	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS**
Robert M. Keith 60	President and Chief Executive Officer	See biography above.

R.B. “Guy” Davidson III^ 59	Senior Vice President	Senior Vice President of the Adviser**, with which he has been associated since prior to 2015. He is also Chief Investment Officer – Municipal Business.

Terrance T. Hults 54	Vice President	Senior Vice President of the Adviser**, with which he has been associated since prior to 2015. He is also Co-Head Municipal Portfolio Management.

Matthew J. Norton 37	Vice President	Senior Vice President of the Adviser**, with which he has been associated since prior to 2015. He is also Co-Head Municipal Portfolio Management.

Andrew D. Potter 35	Vice President	Vice President of the Adviser**, with which he has been associated since prior to 2015.

Emilie D. Wrapp 64	Secretary	Senior Vice President, Assistant General Counsel and Assistant Secretary of ABI**, with which she has been associated since prior to 2015.

Michael B. Reyes 43	Senior Analyst	Vice President of the Adviser**, with which he has been associated since prior to 2015.

Joseph J. Mantineo 61	Treasurer and Chief Financial Officer	Senior Vice President of AllianceBernstein Investor Services, Inc. (“ABIS”)**, with which he has been associated since prior to 2015.

Phyllis J. Clarke 59	Controller	Vice President of the ABIS**, with which she has been associated since prior to 2015.

Vincent S. Noto 55	Chief Compliance Officer	Senior Vice President since 2015 and Mutual Fund Chief Compliance Officer of the Adviser** since prior to 2015.

*	The address for each of the Fund’s Officers is 1345 Avenue of the Americas, New York, NY 10105.

**	The Adviser, ABI and ABIS are affiliates of the Fund.

^	Mr. Davidson is expected to retire from the Adviser effective December 30, 2020.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Fund’s Trustees and Officers and is available without charge upon request. Contact your financial representative or AB at (800) 227-4618, or visit www.abfunds.com, for a free prospectus or SAI.

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Operation and Effectiveness of the Portfolios’ Liquidity Risk Management Program:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Portfolios to designate an Administrator of the Portfolios’ Liquidity Risk Management Program. The Administrator of the Portfolios’ LRMP is AllianceBernstein L.P., the Portfolios’ investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”). Another requirement of the Liquidity Rule is for the Portfolios’ Board of Directors (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Portfolios’ LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2020, which covered the period December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Portfolios’ compliance with limits on investments in illiquid assets and mitigating the risk that the Portfolios will be unable to meet their redemption obligations in a timely manner. Pursuant to the LRMP, the Portfolios classify the liquidity of their portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Portfolios’ strategy is appropriate for an open-end structure, taking into account any holdings of less liquid and illiquid assets. The Committee also performed an analysis to determine whether the Portfolios are required to maintain a Highly Liquid Investment Minimum (“HLIM”). If the Portfolios participated in derivative transactions, the exposure from such transactions were considered in the LRMP. The Committee also incorporated the following information when determining the Portfolios’ reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, the Portfolios’ concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Portfolios’ LRMP is adequately designed, has been implemented as intended, and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP, and there were no liquidity events that impacted the Portfolios or their ability to timely meet redemptions during the Program Reporting Period.

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Information Regarding the Review and Approval of the Advisory Agreement in Respect of Each Fund

The disinterested trustees (the “directors”) of AB Municipal Income Fund II (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of each of the portfolios listed below (each, a “Fund” and collectively, the “Funds”) at a meeting held on November 4-6, 2019 (the “Meeting”):1

• AB Arizona Portfolio

• AB Massachusetts Portfolio

• AB Minnesota Portfolio

• AB New Jersey Portfolio

• AB Ohio Portfolio

• AB Pennsylvania Portfolio

• AB Virginia Portfolio

Prior to approval of the continuance of the Advisory Agreement in respect of each Fund, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Analyst for each Fund. The directors also discussed the proposed continuances in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Funds gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Funds and the underlying fund advised by the Adviser in which the Funds invest.

1

Following transactions completed on November 13, 2019 that may have been deemed to have been an “assignment” causing termination of the Fund’s investment advisory agreement, a new investment advisory agreement, having the same terms as the prior one, was entered into by the Fund and the Adviser.

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The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee in respect of each Fund. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage each Fund and the overall arrangements between each Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for each Fund. The directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve a Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that each Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to such Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid in respect of a Fund, result in a higher rate of total compensation from such Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Funds’ former Senior Officer/Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of each Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Funds under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2017 and 2018 that had been prepared with an expense allocation methodology arrived at in consultation with an independent

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consultant retained by the Funds’ former Senior Officer/Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationships with the Funds, including those relating to its subsidiaries that provide transfer agency and distribution services to the Funds. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationships with the Funds before taxes and distribution expenses. The directors noted that AB Minnesota Portfolio was not profitable to the Adviser in 2018. The directors concluded that the Adviser’s level of profitability from its relationship with AB Minnesota Portfolio in 2017 and with each other Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the underlying fund advised by the Adviser in which the Funds invest, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Funds’ principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Funds’ shares; and transfer agency fees paid by the Funds to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower, and that AB Minnesota Portfolio’s recent unprofitability to the Adviser would be exacerbated, without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for each Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of each Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares of each Fund against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2019 and (in the case of comparisons with the broad-based securities market index) for the period

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from inception. Based on their review, the directors concluded that each Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by each Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as such Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared each Fund’s contractual effective advisory fee rate with a peer group median and noted that it was above the median in the case of each of AB Minnesota Portfolio, AB New Jersey Portfolio and AB Virginia Portfolio. The directors took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The Adviser informed the directors that there were no institutional products managed by the Adviser that utilize investment strategies similar to those of any of the Funds.

In connection with their review of each Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of each Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The expense ratio of each Fund was based on the Fund’s latest fiscal year and the directors considered the Adviser’s expense cap for each Fund. The directors noted that it was likely that the expense ratios of some of the other funds in each Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Funds by others. Based on their review, the directors concluded that the expense ratios for AB Arizona Portfolio, AB Massachusetts Portfolio and AB Virginia Portfolio were acceptable. The directors noted that the expense ratio for each of AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio and AB Pennsylvania Portfolio was above the median. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that each Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Funds contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also previously

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discussed economies of scale with an independent fee consultant. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Funds’ shareholders would benefit from a sharing of economies of scale in the event a Fund’s net assets exceed a breakpoint in the future.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

CORE

FlexFee™ International Strategic Core Portfolio

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL EQUITY (continued)

GROWTH

Concentrated International Growth Portfolio

FlexFee™ Emerging Markets Growth Portfolio

Sustainable International Thematic Fund

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio1

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

FIXED INCOME (continued)

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Duration Portfolio

Limited Duration High Income Portfolio

Short Duration Income Portfolio

Short Duration Portfolio

Total Return Bond Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to February 5, 2020, Tax-Aware Fixed Income Opportunities Portfolio was named Tax-Aware Fixed Income Portfolio.

abfunds.com	AB MUNICIPAL INCOME FUND II | 201

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AB MUNICIPAL INCOME FUND II

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

MIFII-0151-0520

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 12(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody and Marshall C. Turner, Jr. qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues and quarterly press release review (for those Funds which issue press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

		Audit Fees	Audit-Related Fees	Tax Fees
Arizona Portfolio	2019	$28,895	$—	$18,763
	2020	$28,895	$—	$18,094
Massachusetts Portfolio	2019	$30,781	$—	$18,763
	2020	$30,781	$—	$18,094
Minnesota Portfolio	2019	$30,781	$—	$18,763
	2020	$30,781	$—	$18,094
New Jersey Portfolio	2019	$30,781	$—	$18,763
	2020	$30,781	$—	$18,094
Ohio Portfolio	2019	$30,781	$—	$18,763
	2020	$30,781	$—	$18,094
Pennsylvania Portfolio	2019	$28,895	$—	$18,763
	2020	$28,895	$—	$18,094
Virginia Portfolio	2019	$30,781	$—	$18,763
	2020	$30,781	$—	$18,094

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) All of the amounts for Audit Fees, Audit-Related Fees and Tax Fees in the table under Item 4 (a)–(c) are for services pre-approved by the Fund’s Audit Committee.

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund:

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	The Total Amount of Foregoing Column Pre-approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
Arizona Portfolio	2019	$634,166	$18,763
			$—
			$(18,763)
	2020	$747,975	$18,094
			$—
			$(18,094)
Massachusetts Portfolio	2019	$634,166	$18,763
			$—
			$(18,763)
	2020	$747,975	$18,094
			$—
			$(18,094)
Minnesota Portfolio	2019	$634,166	$18,763
			$—
			$(18,763)
	2020	$747,975	$18,094
			$—
			$(18,094)
New Jersey Portfolio	2019	$634,166	$18,763
			$—
			$(18,763)
	2020	$747,975	$18,094
			$—
			$(18,094)
Ohio Portfolio	2019	$634,166	$18,763
			$—
			$(18,763)
	2020	$747,975	$18,094
			$—
			$(18,094)
Pennsylvania Portfolio	2019	$634,166	$18,763
			$—
			$(18,763)
	2020	$747,975	$18,094
			$—
			$(18,094)
Virginia Portfolio	2019	$634,166	$18,763
			$—
			$(18,763)
	2020	$747,975	$18,094
			$—
			$(18,094)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM	11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (a) (1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Municipal Income Fund II

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	July 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	July 30, 2020

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	July 30, 2020